As filed with the Securities and Exchange Commission on April 21, 2021
Commission File Nos. 333-176619
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 21	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 768	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Julia A. Goatley, Esq., Executive Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 26, 2021 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

ELITE ACCESS®

FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

Effective April 27, 2020, this Perspective Elite Access Flexible Premium Variable and Fixed Deferred Annuity is no longer available for purchase.

The date of this prospectus is April 26, 2021 . This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the Statement of Additional Information (“SAI”) dated April 26, 2021 that is available upon request without charge. To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

This prospectus describes the investment options that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the investment options that are available to their customers. Ask your representative about which investment options are not offered. If a particular investment option that interests you is not offered, you may want to contact another broker-dealer to explore its availability. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 57. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment variable and fixed options. The fixed options are not available if you elect the Liquidity Option. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Capital World Bond Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/American Funds ® Washington Mutual Investors Fund ( formerly, JNL/American Funds ® Blue Chip Income and Growth Fund)
J NL/Mellon Bond Index Fund
JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Emerging Markets Equity Fund
JNL Multi-Manager International Small Cap Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Defensive Style Fund
JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund)
JNL/Baillie Gifford U.S. Equity Growth Fund
JNL/BlackRock Advantage International Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/DFA International Core Equity Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine ® Core Fixed Income Fund
JNL/DoubleLine ® Emerging Markets Fixed Income Fund
JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund
JNL/DoubleLine ® Total Return Fund
JNL/Fidelity Institutional Asset Management ® Total Bond Fund
JNL/First Sentier Global Infrastructure Fund (formerly, JNL/First State Global Infrastructure Fund)
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Growth Allocation Fund
JNL/Franklin Templeton Income Fund
JNL/Goldman Sachs 4 Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Global Allocation Fund
JNL/JPMorgan Hedged Equity Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund)
JNL/Lazard International Strategic Equity Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Dow SM Index Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Equity Income Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq ® 100 Index Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund)
JNL/Mellon Utilities Sector Fund
JNL/Mellon World Index Fund (formerly, JNL/Mellon MSCI World Index Fund)
JNL/MFS Mid Cap Value Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Total Return Fund
JNL/RAFI ® Fundamental U.S. Small Cap Fund
JNL/RAFI ® Multi-Factor U.S. Equity Fund

JNL/T. Rowe Price Balanced Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/WCM Focused International Equity Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Equity Income Fund (formerly, JNL/Vanguard Equity Income Fund)
JNL/WMC Global Real Estate Fund (formerly, JNL/Invesco Global Real Estate Fund)
JNL/WMC Government Money Market Fund

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus. You should read the summary prospectuses before investing.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your representative for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

In addition, the following Previously Offered Funds merged into the corresponding Currently Offered Funds, effective April 26, 2021:

Previously Offered Fund	Currently Offered Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Large Cap Defensive Style Fund
JNL/AQR Managed Futures Strategy Fund	JNL Moderate Growth Allocation Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund	JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/RAFI® Fundamental Asia Developed Fund	JNL/Mellon International Index Fund
JNL/RAFI® Fundamental Europe Fund	JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund	JNL Multi-Manager Small Cap Growth Fund

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs, that include an allocation to an Investment Division investing in a Previously Offered Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the corresponding Currently Offered Fund.

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following April 26, 2021, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

For additional information, please see the Prospectus dated April 26, 2021 for the JNL ® Series Trust.

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2021 and a Premium payment is received on February 28, 2021 then, although the first Contract Anniversary is January 15, 2022, Completed Year 0-1 for that Premium payment would begin on February 28, 2021 and end on February 27, 2022. Completed Year 1-2 for that Premium payment would begin on February 28, 2022.

Contract – the individual deferred variable and fixed annuity contract, including any endorsements.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2021 then the end of Contract Year 0-1 would be January 14, 2022, and January 15, 2022, which is the first Contract Anniversary, begins Contract Year 1-2.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, or transferred before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Liquidity Option – an optional benefit that provides for no withdrawal charges.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $2.5 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – total Premium paid into the Contract, reduced by withdrawals of Premium (inclusive of the withdrawal charge amount) that incur withdrawal charges, and withdrawals of Premium that are no longer subject to withdrawal charges.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options	The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 12. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 14.

Investment Purpose	The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 48.

Free Look	If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see “Free Look” beginning on page 55. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account or the JNL/WMC Government Money Market Investment Division during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Optional Features	An optional Liquidity Option may be elected for an additional charge. This option may not be available in all states or through all broker-dealers. For more information, please see “LIQUIDITY OPTION” beginning on page 44.

Purchases	There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information about this option, please see “PURCHASES” beginning on page 38.

Withdrawals	Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. The Contract has a free withdrawal provision or the optional Liquidity Option. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 43.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 44.

Death Benefit	The Contract has a death benefit that becomes payable if you die before the Income Date. For more information, please see “DEATH BENEFIT” beginning on page 46.

Contract Charges	Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options. Fees and expenses also may apply after the Income Date. For more information, please see “Commutation Fee” on page 36, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 44.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge [1]
Percentage of Remaining Premium withdrawn, if applicable	6.5%

Maximum Premium Taxes [2]
Percentage of each Premium	3.5%

Transfer Charge [3]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

1    There may be a withdrawal charge on the following withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is based on a schedule lasting five Completed Years following each Premium (state variations may apply), or there is an optional Liquidity Option available that provides for no withdrawal charges.

Withdrawal Charge (as a percentage of Premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5+
Withdrawal Charge	6.5%	6.0%	5.0%	4.0%	3.0%	0%

2    Premium taxes generally range from 0% to 3.5% and vary by state.

3    We do not count transfers in conjunction with Dollar Cost Averaging, Earnings Sweep, Rebalancing, and periodic automatic transfers. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under “OTHER INFORMATION” beginning on page 52.

4    For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge up to $25 for wire transfers in connection with withdrawals.

The following tables (and footnotes) describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [5]	$50

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	0.85%

Administration Charge [6]	0.15%

Total Separate Account Annual Expenses for Base Contract	1.00%

Optional Benefit Charge – The following optional benefit is available for an additional charge. The charge is based on average daily Contract Value in the Investment Divisions.

Liquidity Option	0.25%

5    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

6    This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.16%

More detail concerning each Fund’s fees and expenses is below. But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about the Funds’ Advisers, Administrators, and Sub-Advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/American Funds Balanced	0.77%	A	0.30%	0.15%	A,D	0.00%	1.22%	(0.30%)	K	0.92%	A,K
JNL/American Funds Bond Fund of America	0.76%	A	0.30%	0.14%	A,D	0.00%	1.20%	(0.39%)	K	0.81%	A,K
JNL/American Funds Capital Income Builder	1.01%	A	0.30%	0.15%	A,D	0.00%	1.46%	(0.50%)	A,K	0.96%	A,K
JNL/American Funds Capital World Bond	1.13%	A	0.30%	0.15%	A,D	0.00%	1.58%	(0.53%)	A,K	1.05%	A,K

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/American Funds Global Growth	1.16%	A	0.30%	0.16%	A,D	0.00%	1.62%	(0.50%)	K	1.12%	A,K
JNL/American Funds Global Small Capitalization	1.34%	A	0.30%	0.15%	A,D	0.00%	1.79%	(0.50%)	K	1.29%	A,K
JNL/American Funds Growth	0.95%	A	0.30%	0.14%	A,D	0.00%	1.39%	(0.45%)	K	0.94%	A,K
JNL/American Funds Growth-Income	0.81%	A	0.30%	0.13%	A,C	0.00%	1.24%	(0.30%)	K	0.94%	A,K
JNL/American Funds International	1.22%	A	0.30%	0.16%	A,D	0.00%	1.68%	(0.50%)	K	1.18%	A,K
JNL/American Funds New World	1.64%	A	0.30%	0.17%	A,D	0.00%	2.11%	(0.83%)	A,K	1.28%	A,K
JNL/American Funds® Washington Mutual Investors	0.96%	A	0.30%	0.14%	A,D	0.00%	1.40%	(0.46%)	K	0.94%	A,K
JNL/Franklin Templeton Growth Allocation	0.55%		0.30%	0.15%	F	0.03%	1.03%	0.00%	I	1.03%	I,N
JNL/JPMorgan Global Allocation	0.60%		0.30%	0.17%	F	0.01%	1.08%	0.00%	J	1.08%	J,N
JNL/Mellon S&P 400 MidCap Index	0.34%	A	0.30%	0.12%	A,D	0.00%	0.76%	(0.20%)	K	0.56%	A,K
JNL/Mellon Small Cap Index	0.34%	A	0.30%	0.12%	A,D	0.00%	0.76%	(0.20%)	K	0.56%	A,K
JNL/Mellon International Index	0.36%	A	0.30%	0.16%	A,F	0.00%	0.82%	(0.20%)	K	0.62%	A,K
JNL/Mellon Bond Index	0.36%	A	0.30%	0.10%	D	0.00%	0.76%	(0.20%)	K	0.56%	A,K
JNL/Mellon Emerging Markets Index	0.45%	A	0.30%	0.17%	A,F	0.00%	0.92%	(0.20%)	K	0.72%	A,K
JNL/WMC Government Money Market	0.16%		0.30%	0.10%	D	0.00%	0.56%	(0.41%)	L	0.15%	L,N

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Net Total Annual Fund Operating Expenses
JNL Multi-Manager Alternative	1.18%	0.30%	0.65%	G	0.03%	2.16%	N
JNL Multi-Manager Emerging Markets Equity	0.76%	0.30%	0.17%	F	0.01%	1.24%
JNL Multi-Manager International Small Cap	0.75%	0.30%	0.16%	F	0.00%	1.21%
JNL Multi-Manager Mid Cap	0.63%	0.30%	0.15%	F	0.01%	1.09%
JNL Multi-Manager Small Cap Growth	0.56%	0.30%	0.11%	D	0.01%	0.98%
JNL Multi-Manager Small Cap Value	0.68%	0.30%	0.10%	D	0.01%	1.09%
JNL iShares Tactical Moderate	0.20%	0.30%	0.15%	F	0.15%	0.80%
JNL iShares Tactical Moderate Growth	0.20%	0.30%	0.15%	F	0.18%	0.83%
JNL iShares Tactical Growth	0.20%	0.30%	0.16%	F	0.22%	0.88%
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.15%	F	0.40%	1.04%
JNL/American Funds Growth Allocation	0.18%	0.30%	0.16%	F	0.42%	1.06%
JNL/AQR Large Cap Defensive Style	0.40%	0.30%	0.16%	F	0.01%	0.87%
JNL/Baillie Gifford International Growth	0.53%	0.30%	0.15%	D	0.00%	0.98%	N
JNL/Baillie Gifford U.S. Equity Growth	0.50%	0.30%	0.15%	F	0.00%	0.95%
JNL/BlackRock Advantage International	0.55%	0.30%	0.15%	F	0.00%	1.00%
JNL/BlackRock Global Allocation	0.57%	0.30%	0.16%	F	0.02%	1.05%	N
JNL/BlackRock Global Natural Resources	0.55%	0.30%	0.16%	F	0.00%	1.01%
JNL/BlackRock Large Cap Select Growth	0.46%	0.30%	0.10%	D	0.00%	0.86%
JNL/Causeway International Value Select	0.52%	0.30%	0.15%	F	0.00%	0.97%
JNL/ClearBridge Large Cap Growth	0.49%	0.30%	0.15%	F	0.00%	0.94%
JNL/DFA International Core Equity	0.45%	0.30%	0.16%	F	0.00%	0.91%	N
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	D	0.00%	0.80%
JNL/DFA U.S. Small Cap	0.55%	0.30%	0.17%	F	0.00%	1.02%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Net Total Annual Fund Operating Expenses
JNL/DoubleLine® Core Fixed Income Fund	0.37%	0.30%	0.10%	D	0.00%	0.77%
JNL/DoubleLine® Emerging Markets Fixed Income	0.62%	0.30%	0.16%	F	0.01%	1.09%
JNL/DoubleLine® Shiller Enhanced CAPE®	0.56%	0.30%	0.15%	F	0.01%	1.02%
JNL/DoubleLine® Total Return Fund	0.42%	0.30%	0.10%	D	0.01%	0.83%
JNL/Fidelity Institutional Asset Management® Total Bond	0.38%	0.30%	0.11%	D	0.01%	0.80%
JNL/First Sentier Global Infrastructure	0.69%	0.30%	0.16%	F	0.00%	1.15%
JNL/Franklin Templeton Global Multisector Bond	0.60%	0.30%	0.16%	F	0.02%	1.08%
JNL/Franklin Templeton Income	0.53%	0.30%	0.10%	D	0.01%	0.94%
JNL/GQG Emerging Markets Equity	0.90%	0.30%	0.16%	F	0.00%	1.36%
JNL/Harris Oakmark Global Equity	0.68%	0.30%	0.16%	F	0.00%	1.14%
JNL/Heitman U.S. Focused Real Estate	0.65%	0.30%	0.15%	F	0.00%	1.10%
JNL/Invesco Diversified Dividend	0.52%	0.30%	0.16%	F	0.01%	0.99%
JNL/Invesco International Growth	0.52%	0.30%	0.16%	F	0.01%	0.99%
JNL/Invesco Small Cap Growth	0.65%	0.30%	0.11%	D	0.00%	1.06%
JNL/JPMorgan Hedged Equity	0.50%	0.30%	0.17%	F	0.00%	0.97%
JNL/JPMorgan MidCap Growth	0.49%	0.30%	0.11%	D	0.00%	0.90%
JNL/JPMorgan U.S. Government & Quality Bond	0.27%	0.30%	0.11%	D	0.01%	0.69%
JNL/JPMorgan U.S. Value	0.50%	0.30%	0.11%	D	0.00%	0.91%	N
JNL/Lazard International Strategic Equity	0.70%	0.30%	0.16%	F	0.01%	1.17%
JNL/Loomis Sayles Global Growth	0.55%	0.30%	0.16%	F	0.00%	1.01%
JNL/Lord Abbett Short Duration Income	0.35%	0.30%	0.16%	F	0.01%	0.82%	N
JNL/Mellon DowSM Index	0.18%	0.30%	0.17%	F	0.00%	0.65%
JNL/Mellon Equity Income	0.45%	0.30%	0.15%	F	0.00%	0.90%
JNL/Mellon MSCI KLD 400 Social Index	0.25%	0.30%	0.21%	F	0.00%	0.76%
JNL/Mellon World Index	0.19%	0.30%	0.18%	F	0.00%	0.67%
JNL/Mellon Nasdaq® 100 Index	0.17%	0.30%	0.18%	E	0.00%	0.65%
JNL/Mellon S&P 500 Index	0.11%	0.30%	0.12%	C	0.00%	0.53%
JNL/Mellon U.S. Stock Market Index	0.15%	0.30%	0.14%	D	0.00%	0.59%	N
JNL/Mellon Communication Services Sector	0.20%	0.30%	0.17%	F	0.00%	0.67%
JNL/Mellon Consumer Discretionary Sector	0.18%	0.30%	0.16%	F	0.00%	0.64%
JNL/Mellon Consumer Staples Sector	0.20%	0.30%	0.17%	F	0.00%	0.67%
JNL/Mellon Energy Sector	0.18%	0.30%	0.17%	F	0.00%	0.65%
JNL/Mellon Financial Sector	0.18%	0.30%	0.16%	F	0.00%	0.64%
JNL/Mellon Healthcare Sector	0.17%	0.30%	0.16%	F	0.00%	0.63%
JNL/Mellon Industrials Sector	0.23%	0.30%	0.17%	F	0.00%	0.70%
JNL/Mellon Information Technology Sector	0.17%	0.30%	0.16%	E	0.00%	0.63%
JNL/Mellon Materials Sector	0.24%	0.30%	0.16%	F	0.00%	0.70%
JNL/Mellon Real Estate Sector	0.22%	0.30%	0.17%	F	0.00%	0.69%
JNL/Mellon Utilities Sector	0.19%	0.30%	0.17%	F	0.00%	0.66%
JNL/MFS Mid Cap Value	0.55%	0.30%	0.11%	D	0.00%	0.96%
JNL/Morningstar PitchBook Listed Private Equity	0.20%	0.30%	0.21%	F	0.00%	0.71%
JNL/Morningstar Wide Moat Index	0.20%	0.30%	0.27%	F	0.00%	0.77%
JNL/Neuberger Berman Commodity Strategy	0.45%	0.30%	0.17%	F	0.05%	0.97%
JNL/Neuberger Berman Strategic Income	0.48%	0.30%	0.16%	F	0.00%	0.94%
JNL/PIMCO Income	0.48%	0.30%	0.16%	F	0.00%	0.94%
JNL/PIMCO Investment Grade Credit Bond	0.33%	0.30%	0.11%	D	0.00%	0.74%
JNL/PIMCO Real Return	0.39%	0.30%	0.26%	D	0.00%	0.95%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Net Total Annual Fund Operating Expenses
JNL/PPM America Floating Rate Income	0.47%	0.30%	0.16%	F	0.01%	0.94%
JNL/PPM America High Yield Bond	0.34%	0.30%	0.10%	D	0.01%	0.75%
JNL/PPM America Total Return	0.38%	0.30%	0.10%	D	0.01%	0.79%
JNL/RAFI® Fundamental U.S. Small Cap	0.18%	0.30%	0.19%	F	0.00%	0.67%
JNL/RAFI® Multi-Factor U.S. Equity	0.17%	0.30%	0.20%	F	0.00%	0.67%
JNL/T. Rowe Price Balanced	0.55%	0.30%	0.16%	F	0.00%	1.01%	N
JNL/T. Rowe Price Capital Appreciation	0.53%	0.30%	0.14%	E	0.00%	0.97%
JNL/T. Rowe Price Established Growth	0.43%	0.30%	0.10%	C	0.00%	0.83%
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	D	0.00%	0.71%
JNL/T. Rowe Price U.S. High Yield	0.52%	0.30%	0.15%	F	0.02%	0.99%	N
JNL/T. Rowe Price Value	0.47%	0.30%	0.10%	D	0.00%	0.87%	N
JNL/Vanguard Moderate ETF Allocation	0.20%	0.30%	0.16%	F	0.06%	0.72%	N
JNL/Vanguard Moderate Growth ETF Allocation	0.20%	0.30%	0.16%	F	0.06%	0.72%	N
JNL/Vanguard Growth ETF Allocation	0.20%	0.30%	0.15%	F	0.06%	0.71%	N
JNL/WCM Focused International Equity	0.66%	0.30%	0.16%	F	0.01%	1.13%
JNL/Westchester Capital Event Driven	1.05%	0.30%	0.29%	D	0.10%	1.74%
JNL/WMC Balanced	0.32%	0.30%	0.10%	C	0.01%	0.73%
JNL/WMC Equity Income	0.44%	0.30%	0.15%	D	0.00%	0.89%	N
JNL/WMC Global Real Estate	0.58%	0.30%	0.15%	F	0.00%	1.03%	N
JNL/Goldman Sachs 4	0.25%	0.30%	0.14%	B	0.00%	0.69%	N
JNL Conservative Allocation	0.12%	0.30%	0.06%	B	0.66%	1.14%
JNL Moderate Allocation	0.09%	0.30%	0.06%	B	0.70%	1.15%
JNL Moderate Growth Allocation	0.09%	0.30%	0.05%	B	0.73%	1.17%
JNL Growth Allocation	0.09%	0.30%	0.06%	B	0.74%	1.19%
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	B	0.76%	1.21%
A     Fees and expenses at the Master Fund level for Class I shares of each respective Fund are as follows:
JNL/American Funds Balanced Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.30%.
JNL/American Funds Bond Fund of America Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.40%; Contractual Fee Waiver and/or Expense Reimbursement: (0.19%); Net Total Annual Portfolio Operating Expenses: 0.21%.
JNL/American Funds Capital Income Builder Fund: Management Fee: 0.48%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.53%; Contractual Fee Waiver and/or Expense Reimbursement: (0.25%); Net Total Annual Portfolio Operating Expenses: 0.28%.
JNL/American Funds Capital World Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.58%; Contractual Fee Waiver and/or Expense Reimbursement: (0.10%); Net Total Annual Portfolio Operating Expenses: 0.48%.
JNL/American Funds Global Growth Fund: Management Fee: 0.51%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.56%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.69%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.74%.
JNL/American Funds Growth Fund: Management Fee: 0.32%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.36%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.30%.

JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.55%.
JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.07%; Total Annual Portfolio Operating Expenses: 0.77%; Contractual Fee Waiver and/or Expense Reimbursement: (0.18%); Net Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Washington Mutual Investors Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.43%; Contractual Fee Waiver and/or Expense Reimbursement: (0.16%); Net Total Annual Portfolio Operating Expenses: 0.27%.

JNL/Mellon S&P 400 MidCap Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Contractual Fee Waiver and/or Expense Reimbursement: (0.12%); Total Annual Portfolio Operating Expenses: 0.10%.

JNL/Mellon Small Cap Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Contractual Fee Waiver and/or Expense Reimbursement: (0.12%); Total Annual Portfolio Operating Expenses: 0.10%.

JNL/Mellon Bond Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0%; Contractual Fee Waiver and/or Expense Reimbursement: (0.13%); Total Annual Portfolio Operating Expenses: 0.07%.

JNL/Mellon International Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Contractual Fee Waiver and/or Expense Reimbursement: (0.11%); Total Annual Portfolio Operating Expenses: 0.10%.

JNL/Emerging Markets Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Contractual Fee Waiver and/or Expense Reimbursement: (0.06%); Total Annual Portfolio Operating Expenses: 0.16%.

B     "Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

C     "Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

D     "Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

E     "Other Expenses" includes an Administrative Fee of 0.14% which is payable to JNAM.

F     "Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

G     "Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

H     JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

I     JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in shares of any Franklin Templeton fund held in the Fund’s portfolio, which will be excluded from the Fund’s total assets in calculating the subadvisory fees payable to the Sub-Adviser.

J     JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund.

K     Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

L     The Adviser agrees to reduce the fees payable to it and/or reimburse other expenses of the Fund, to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

M     JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its administrative fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

N     Expense Information has been restated to reflect current fees.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund expenses, and optional endorsement charges.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund expenses and the cost of the optional Liquidity Option in years in which a Contract with the Liquidity Option would incur more costs than a Contract without the Liquidity Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,018	$1,620	$2,192	$4,130
If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,018	$1,192	$2,009	$4,130
*Withdrawal charges apply to annuitizations occurring within one year of the Contract’s Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$393	$1,192	$2,009	$4,130
The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units can be found in Appendix C. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 85.

Your Contract Value may be allocated to

•our Fixed Account, as may be made available by us, or as may be otherwise limited by us, and

•Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•the accumulation phase, when you make Premium payments to us, and

•the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contract. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Please contact our Annuity Service Center for help and more information.

The Contracts are flexible Premium variable and fixed deferred annuities and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds. Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options)

may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

The Fixed Account Options are not available on Contracts with the optional Liquidity Option.

Fixed Account Options. Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select, subject to availability (currently, five and seven year periods are available, but we also may make available one and three year periods), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. We reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option except as described herein under “End of Fixed Account Option Periods”; and election of any option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable state nonforfeiture law in each state where the Contracts are sold. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate, defined below. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center.

Excess Interest Adjustment. An Excess Interest Adjustment may apply to amounts withdrawn, or transferred from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal, or transfer. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment. The ‘current new business interest rate’ is 0.50% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal, transfer, or annuitization, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

If the base interest rate available on a new Fixed Account Option at the time of your withdrawal, transfer, or annuitization is higher than the base interest rate declared at your allocation to a Fixed Account Option, a downward adjustment to the amount withdrawn, transferred or annuitized may apply, which would reduce the amount paid, transferred or annuitized. If the base interest rate credited to a new Fixed Account Option at the time of withdrawal, transfer, or annuitization is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, an upward adjustment to the amount withdrawn, transferred or annuitized may apply, which would increase the amount paid, transferred or annuitized. There will be no Excess Interest Adjustment if the two rates are the same. An Excess Interest Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%. This limitation avoids decreases in the amount paid, or transferred, in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.50% that (as described above) is added when determining the current new business interest rate.

Also, there is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; annuitizations; amounts withdrawn on the Latest Income Date (the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law, or regulation); amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, or transfer from the Fixed Account Options be less than the Fixed Account minimum value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. The Fixed Amount minimum value for any Fixed Account Option is Premium (net of any applicable Premium tax) and transfers allocated to the Fixed Account Option, less transfers, withdrawals, and charges, including withdrawal charges, from the Fixed Account Option, accumulated at the Fixed Account minimum interest rate, less any recapture charges or tax due. In the case of a partial withdrawal or transfer from a Fixed Account Option, your Contract will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal. If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value). For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment, if otherwise applicable. (There is no Excess Interest Adjustment on amounts taken from the one-year Fixed Account Option at any time.) If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the shortest period that is then available. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest available Fixed Account Option that does not extend beyond the Income Date; or (if no such period is available) we will credit interest at the current interest rate under the shortest available Fixed Account Option up to the Income Date.

Additional Information Concerning the One-Year Fixed Account Option. The one-year Fixed Account Option is not currently available. If we make it available in the future, the following provisions will apply. Transfer restrictions may be imposed limiting your ability to make transfers out of this option for at least three years, as further described below.

If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 25 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” beginning on page 40 for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Please note, the interest rate that is in effect when these restrictions are imposed will only apply for the remainder of the one–year Fixed Account Option period, and the interest rates credited thereafter for the remainder of the period the restrictions are in effect may be lower or higher. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. The DCA+ Fixed Account Option is not available if you select the Liquidity Option. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your representative for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

The following Funds in which the Investment Divisions invest may be known as a “Fund of Funds” or as Funds investing in other “Underlying Funds” or investing in ETFs. Funds offered in a multi-tiered structure may have higher expenses than direct investments in the Underlying Funds or ETFs. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL iShares Tactical Growth Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/Franklin Templeton Growth Allocation Fund
JNL/JPMorgan Global Allocation Fund
JNL/Goldman Sachs Managed Conservative Fund
JNL/Goldman Sachs Managed Moderate Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/Goldman Sachs Managed Growth Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard Growth ETF Allocation Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the applicable Fund.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Asset Allocation Fund SM (“Master Fund”). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Bond Fund of America Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - The Bond Fund of America ® (“Master Fund”). The Master Fund normally will invest at least 80% in bonds and other debt securities, which may be represented by other investment instruments, including derivatives.

JNL/American Funds Capital Income Builder Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks to provide both a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American

Funds Insurance Series ® - Capital Income Builder Fund SM (“Master Fund”), with a secondary objective to provide growth of capital. The Master Fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities).

JNL/American Funds Capital World Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Capital World Bond Fund SM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds, and other debt securities, which may be represented by other investment instruments, including derivatives. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.

JNL/American Funds Global Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund )
Seeks long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Global Growth Fund SM (the “Master Fund”). The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. The Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries. Under normal market conditions, the Master Fund seeks to invest significantly in issuers domiciled outside of the United States.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Global Small Capitalization Fund SM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. The Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund )
Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Growth Fund SM (the “Master Fund”). The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offers superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Growth-Income Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management

Company SM , investment adviser to the Master Fund )
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - International Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser to the Master Fund believes have the potential for growth.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - New World Fund ® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/American Funds ® Washington Mutual Investors Fund (“Feeder Fund”) (formerly, JNL/American Funds ® Blue Chip Income and Growth Fund)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound comment stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Washington Mutual Investors Fund SM (“Master Fund”). The Master Fund invests primarily in common stocks of established companies that are listed on, or meet the financial requirements of, the New York Stock exchange and have a strong record of earning dividends.

JNL/Mellon Bond Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-adviser to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL Bond Index Fund (“Master Fund”). The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that Mellon Investments Corporation believes to be important, such as Option Adjusted Duration, Maturity, Average Quality Rating, Sector/Industries, and Yield to worst.

JNL/Mellon Emerging Markets Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-adviser to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL Emerging Markets Index Fund (“Master Fund”). The Master Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar ® Emerging Markets Target Market Exposure Index℠ (Net) (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

JNL/Mellon International Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-adviser to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL International Index Fund (“Master Fund”). The Master Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar ® Developed Markets ex-North America Target Market Exposure Index℠ (Net) (“Index”)or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index, a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets.

JNL/Mellon S&P 400 MidCap Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-advisor to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL Mid Cap Index Fund (“Master Fund”). The Master Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Small Cap Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-adviser to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL Small Cap Index Fund (“Master Fund”). The Master Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) of issuers in the U.S. and foreign countries, including emerging markets. Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL iShares Tactical Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%)

of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets. Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL Multi-Manager Alternative Fund
Jackson National Asset Management, LLC (and Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management, LLC; Loomis, Sayles & Company L.P.; Westchester Capital Management, LLC; and Western Asset Management Company)

Seeks long term growth of capital by allocating among a variety of alternative strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers who may implement the following principal investment strategies: equity long/short strategies, event driven and merger arbitrage strategies, relative value strategies and global macro strategies.

JNL Multi-Manager Emerging Markets Equity Fund
Jackson National Asset Management, LLC (and Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc.; WCM Investment Management, LLC; and Wellington Management Company LLP)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager International Small Cap Fund
Jackson National Asset Management, LLC (and Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of international small cap strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Nuance Investments, LLC; and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP; Cooke & Bieler L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series ® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series ® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Defensive Style Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks total return, which consists of capital appreciation and income, by pursuing a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund)
Jackson National Asset Management, LLC, (and Baillie Gifford Overseas Ltd.)
Seeks to provide long-term capital appreciation by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets. The Fund invests predominantly in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America.

JNL/Baillie Gifford U.S. Equity Growth Fund
Jackson National Asset Management, LLC (and Baillie Gifford Overseas Limited)
Seeks to provide capital appreciation by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the United States. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion at the time of purchase and may participate in initial public offerings (“IPOs”).

JNL/BlackRock Advantage International Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks to provide long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the MSCI EAFE ® Index (“Index”) and derivatives that are tied economically to securities of the Index. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities. At any given time, the Fund may emphasize either debt securities or equity securities; however, over time the Fund’s portfolio of assets will tend to be relatively balanced between equity and debt securities and widely diversified among many individual investments. In selecting equity investments, the Fund mainly seeks securities that BlackRock Investment Management, LLC (“Sub-Adviser”) believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds, corporate loans and distressed securities.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Limited)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource assets. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/DFA International Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks to achieve long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small-capitalization, value, and high-profitability companies as compared to their representation in the International Universe.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The Fund purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. universe, as defined by the Sub-Adviser. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DFA U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by using a market capitalization weighted approach, purchasing a broad and diverse group of the common stocks of U.S. small-capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-capitalization companies.

JNL/DoubleLine ® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine ® Emerging Markets Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks high total return from current income and capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments with exposure to emerging markets countries. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return in excess of the Shiller Barclays CAPE ® US Sector TR USD Index (“Index”). The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/DoubleLine ® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities. Under normal circumstances, the Fund intends to invest more than 50% of its net assets in residential and commercial mortgage-backed securities.

JNL/Fidelity Institutional Asset Management ® Total Bond Fund
Jackson National Asset Management, LLC (and FIAM LLC)
Seeks a high level of current income by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in debt securities of all types and repurchase agreements for those securities. The Fund may invest up to 20% of its assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as “high yield debt securities” or “junk bonds”).

JNL/First Sentier Global Infrastructure Fund (formerly, JNL/First State Global Infrastructure Fund)
Jackson National Asset Management, LLC (and First Sentier Investors (Australia) IM Ltd)
Seeks total return through growth of capital and inflation-protected income by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Growth Allocation Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc. and sub-sub-advisers: Franklin Templeton Institutional, LLC and Templeton Global Advisors Limited)
Seeks long-term total return that is consistent with an acceptable level of risk by investing in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries. Under normal market conditions, the Sub-Adviser uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments.

JNL/Goldman Sachs 4 Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)
Seeks capital appreciation by investing in stocks of approximately 150 distinct companies included in the S&P 500 Index. The Fund implements its objective by using three equally weighted factors: quality, value, and momentum.

JNL/GQG Emerging Markets Equity Fund
Jackson National Asset Management, LLC (and GQG Partners, LLC)
Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity securities of emerging market companies.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies.

JNL/Heitman U.S. Focused Real Estate Fund
Jackson National Asset Management, LLC (and Heitman Real Estate Securities LLC)
Seeks to achieve long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries in the developed markets of Western Europe and the Pacific Basin. The Fund may also invest no more than 40% in emerging markets securities.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies. The Fund invests primarily in equity securities, the principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan Global Allocation Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to maximize long-term total return by having significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States unless the Sub-Adviser determines that conditions are not favorable. JPMorgan will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund will invest across the full range of asset classes.

JNL/JPMorgan Hedged Equity Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund uses an “enhanced index” strategy to invest in these equity securities, which primarily consist of common stocks of medium to large capitalization U.S. companies in the S&P 500 Index. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”).

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund)
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the MSCI USA Value Index, which includes both large-cap and mid-cap companies.

JNL/Lazard International Strategic Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser, believes are undervalued based on their earnings, cash flow or asset values.

JNL/Loomis Sayles Global Growth Fund
Jackson National Asset Management, LLC (and Loomis, Sayles & Company, L.P.)
Seeks long-term growth of capital by investing primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries.

JNL/Lord Abbett Short Duration Income Fund
Jackson National Asset Management, LLC (and Lord, Abbett & Co. LLC)
Seeks a high level of income consistent with preservation of capital by investing primarily in various types of short-duration debt (or fixed-income) securities. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in investment-grade debt securities of various types.

JNL/Mellon Communication Services Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Communication Services Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of U.S. companies that provide communication services using fixed-line networks or those that provide wireless access and services.

JNL/Mellon Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Consumer Cyclical Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. he Fund invests under normal circumstances at least 80% of its (net assets plus the amount of any borrowings made for investment purposes) assets in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of retail stores, auto and auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies.

JNL/Mellon Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Consumer Defensive Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco.

JNL/Mellon Dow SM Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total return through a combination of capital appreciation and dividend income by tracking the performance of the Dow Jones Industrial Average (“DJIA”). The Fund seeks to invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the DJIA, with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Energy Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Energy Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of U.S. companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators.

JNL/Mellon Equity Income Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

JNL/Mellon Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Financial Services Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that provide financial services, which include banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies.

JNL/Mellon Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Healthcare Sector Index SM (“Index” to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies of biotechnology, pharmaceuticals, research services, home healthcare, hospitals, long-term care facilities, and medical equipment and supplies.

JNL/Mellon Industrials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Industrials Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportation and logistic services.

JNL/Mellon Information Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Technology Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components.

JNL/Mellon Materials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Basic Materials Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that manufacturer chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing.

JNL/Mellon MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)

Seeks to track the performance of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon Nasdaq ® 100 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total by tracking the performance of the NASDAQ 100 Index ® (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Real Estate Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Real Estate Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of mortgage companies, property management companies and REITs in the United States.

JNL/Mellon S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the S&P 500 ® Index (“Index”) to provide long-term capital growth. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund)
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Market Index SM (“Index”) by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index. The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe.

JNL/Mellon Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Utilities Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Utilities Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of electric, gas, and water utilities.

JNL/Mellon World Index Fund (formerly, JNL/Mellon MSCI World Index Fund)
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide long-term capital appreciation by tracking the performance of the Morningstar ® Developed Markets Target Market Exposure Index SM (Net) (“Index”). The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issuers with medium market capitalizations. The Fund normally invests its assets primarily in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (“REITs”), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide long-term capital growth by tracking the performance of the Morningstar ® PitchBook Developed Markets Listed Private Equity Index SM (“Index”). The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index. The Index tracks the performance of public companies with significant private equity exposure that are listed in developed markets countries.

JNL/Morningstar Wide Moat Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total return by tracking the performance, net of expenses, of the Morningstar ® Wide Moat Focus Index SM . The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

JNL/Neuberger Berman Commodity Strategy Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks total return by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals. The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed-Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Investment Grade Credit Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of fixed-income instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities (“junk bonds”) and related investments that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least major credit rating agency, or, if not rated by any credit rating agency, determined to be below investment-grade quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt rated below BBB- or Baa3 by at least major credit rating agency, or, if not rated by any credit rating agency, determined to be below investment-grade quality, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/RAFI ® Fundamental U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the RAFI ® Fundamental U.S. Small Company Index (“Index”) by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

JNL/RAFI ® Multi-Factor U.S. Equity Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the RAFI ® Multi-Factor U.S. Index (“Index”) by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

JNL/T. Rowe Price Balanced Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities by investing approximately 65% of its total assets in common stocks and 35% in fixed income securities. The Fund may invest up to 35% of its total assets in foreign securities. The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt (including mortgage- and asset-backed securities), bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The Sub-Adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

JNL/T. Rowe Price U.S. High Yield Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks total return, with a secondary objective of current income by investing at least 80% of its net assets (including any borrowings for investment purposes) in U.S. high yield instruments (commonly referred to as “junk” bonds), which are debt instruments that are, at the time of purchase, rated below investment grade by a credit rating agency, or, if not rated by any major credit rating agency, deemed to be below investment grade by the Sub-Adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to

Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/WCM Focused International Equity Fund
Jackson National Asset Management, LLC (and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing primarily in companies located outside the United States. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

JNL/Westchester Capital Event Driven Fund
Jackson National Asset Management, LLC (and Westchester Capital Management, LLC)
Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. The Fund primarily employs investment strategies designed to capture price movements generated by specific events including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Equity Income Fund (formerly, JNL/Vanguard Equity Income Fund)
Jackson National Asset Management, LLC (and Wellington Management Company )
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Fund invests under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund invests mainly in common stocks of mid-size and large companies whose stocks typically pay above-average levels of dividend income and are, in the opinion of Wellington Management Company LLP (“Sub-Adviser”), undervalued relative to similar stocks. The Sub-Adviser generally considers mid-size and large companies to be those companies that, at the time of initial purchase, have market capitalizations of $10 billion or higher.

JNL/WMC Global Real Estate Fund (formerly, JNL/Invesco Global Real Estate Fund)
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in real estate investment trusts (“REITs”), depositary receipts and equity securities (including common and preferred stock, and convertible stock) of domestic and foreign issuers. The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the United States.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)

Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust carefully before investing.

The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and the prospectus for the JNL Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Annuity Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com . Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. These charges may be a lesser amount where required by state law or as described below, but will not be increased. Charges for an optional benefit are deducted only if you elect the optional benefit. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 0.85% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•to make income payments for the life of the Annuitant during the income phase; and

•to waive the withdrawal charge in the event of the Owner’s death.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $50 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. We deduct $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we will charge a lesser fee where required by state law. Transfers made in connection with Investment Divisions under the Guidance Model Portfolios are treated the same as other transfers with respect to the charges and waivers described above. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under “OTHER INFORMATION” beginning on page 52.

Withdrawal Charge (not applicable for Contracts with the Liquidity Option). At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least five years without being withdrawn),

•earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premiums allocated to those accounts), and

•the free withdrawal amount. The free withdrawal is equal to 10% of Remaining Premium during each Contract Year that would otherwise incur a withdrawal charge, minus earnings. The free withdrawal may be taken once or in segments throughout the Contract Year. Any amount withdrawn to satisfy a required minimum distribution reduces the amount of available free withdrawal.

We will deduct a withdrawal charge on:

•withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount),

•withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay withdrawal charges, will be subject to the withdrawal charge),

•amounts withdrawn in a full withdrawal, including amounts necessary to pay withdrawal charges, and

•amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies according to the following schedule and is based on Completed Years following each Premium (state variations may apply):

Withdrawal Charge (as a percentage of Remaining Premium):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+
	6.5%	6.0%	5.0%	4.0%	3.0%	0%

Upon a partial or full withdrawal, the withdrawal charge percentage will be the lesser of the withdrawal charge percentage indicated above, or the maximum withdrawal charge percentage listed below. In either case, the withdrawal charge percentage will decrease with each year until no longer applicable.

Beginning on the Contract Anniversary on or After the Owner Attains the Age of:	Maximum Withdrawal Charge Percentage
88	5.50%
89	4.50%
90	3.75%
91	2.75%
92	1.75%
93	0.75%
94+	0.00%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. If you request a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Remaining Premium in the Contract immediately prior to the withdrawal. Please note, any free withdrawal taken reduces Contract Value but does not reduce Remaining Premium. As a result, if you take a full withdrawal, you may incur a withdrawal charge on all Remaining Premium that was not previously charged as a result of any free withdrawals you took prior to the full withdrawal.

You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the withdrawal charge assessed on your partial withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable charges and adjustments, including withdrawal charges and taxes will be applied to your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable charges and adjustments, including withdrawal charges and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, withdrawal charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no withdrawal charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a withdrawal charge (inclusive of the withdrawal charge amount) plus the amount of Premium withdrawn that is no longer subject to a withdrawal charge.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•death benefits; or

•withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the withdrawal charge).

We may reduce or waive the withdrawal charge when the Contract is purchased by employees, agents and financial representatives of the Company or its affiliates. These transactions will be conducted in a non-discriminatory manner and under circumstances that reduce our sales expenses.

Liquidity Option Charge. If you select the Liquidity Option, which provides for no withdrawal charges, you will pay 0.25% on an annual basis of the average daily Contract Value in the Investment Divisions regardless of whether you take any withdrawals. Charges are deducted daily as part of the calculation of the value of the Accumulation Units. We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump-sum payment (see “Income Options”), the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectus for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 5.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Insurance Company (“Jackson”), located at 1 Corporate Way, Lansing Michigan, is the issuer for this contract. Jackson National Life Distributors LLC (“JNLD”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. JNLD also serves as distributor of other variable insurance products issued by Jackson and its subsidiaries.

JNLD is a wholly owned subsidiary of Jackson. JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various selling firms, broker-dealers and their affiliate insurance agencies (each a “Selling Firm,” collectively “Selling Firms”). No Selling Firm has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Selling Firms are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Selling Firms that are unaffiliated with us and sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any Premium payment. Where lower commissions are paid up front, trail commissions may also be paid.

Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Selling Firms determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Selling Firm.

Under certain circumstances, JNLD and/or Jackson may make payments to Selling Firms in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Selling Firm and may not be offered to all Selling Firms. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Selling Firm. Such payments may influence Selling Firms and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation, FINRA rules of conduct, Securities and Exchange Commission rules, and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, JNLD and/or Jackson may make marketing allowance payments and marketing support payments to the Selling Firms. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Selling Firms and their registered representatives and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s Core Contract Charge and other charges.

The alphabetical listing below details the 20 Selling Firms that received the largest amounts of marketing allowance payments and/or marketing support payments in 2020 from JNLD and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Selling Firm is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Selling Firm may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $515 thousand to approximately $17.6 million.

Cambridge Investment Research, Inc.
Commonwealth Financial Network
Hantz Financial Services, Inc.
Kestra Investment Services, LLC
Lincoln Financial Advisors Corporation
LPL Financial LLC
MML Investors Services, LLC
Morgan Stanley
Park Avenue Securities LLC
Pruco Securities, LLC
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Stifel, Nicolaus & Company, Incorporated

Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Clearing Services, LLC
Woodbury Financial Services, Inc.

Please see Appendix B for a list of Selling Firms that received amounts of marketing allowance payments and/or marketing support payments in 2020 from JNLD and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of JNLD and/or Jackson who are responsible for providing services to Selling Firms. These employees are generally referred to as “wholesalers” and may meet with Selling Firms and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or add-on benefits (if any) sold by the Selling Firms that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

JNLD also has relationships with the sub-advisers to the various underlying Funds and their affiliates. JNLD receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by JNLD in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Selling Firms may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by JNLD and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Selling Firm and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Selling Firm and registered representative. You may ask your registered representative about any variations and how he or she and his or her Selling Firm are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•$5,000 under most circumstances

•$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•$500 for a qualified or non-qualified plan

•$50 for an automatic payment plan

•You can pay additional Premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

•The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.
Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account, if available. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the available Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

The Capital Protection Program is not available on Contracts with the Liquidity Option.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year period was 3% per year. We would allocate $8,131 to that period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

Shorter specified periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the specified period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the specified period of this duration.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•determining the total amount of assets held in the particular Investment Division;

•subtracting any asset-based charges and taxes chargeable under the Contract; and

•dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges. The base Contract has different values of Accumulation Units than a Contract with the Liquidity Option, based on the differing amount of charges applied in calculating the values of Accumulation Units.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the respective charges under your Contract. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Premium Payment and all required information in Good Order will be used for initial pricing of your Contract Values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Premium Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;
•Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract Year:
◦1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
◦1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
•Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 25 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•limiting the number of transfers over a period of time;

•requiring a minimum time period between each transfer;

•limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the JNL/WMC Government Money Market Investment Division and the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you (and any joint Owner) provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

You may elect to make partial withdrawals by telephone, provided that we have received your prior written authorization to take instructions over the telephone. The amount of the withdrawal requested cannot exceed 80% of the Contract Value, up to a gross maximum withdrawal of $50,000. Telephone withdrawal requests may only be made by the Owner(s). We reserve the right to discontinue this privilege or implement additional limitations.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s value of an Accumulation Unit for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•by making either a partial or full withdrawal,

•by electing the Systematic Withdrawal Program,

•by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. When you make a full withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 34. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Premium Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing but, under certain circumstances, partial withdrawals by telephone are permitted. For more information, please see “Telephone and Internet Transactions” above. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 48.

Liquidity Option. If you elect the Liquidity Option, you will not pay a withdrawal charge when you make a partial or full withdrawal. This option must be selected at issue. This option removes the five year withdrawal charge schedule that would otherwise apply. You will pay a charge of 0.25% on an annual basis of the average net asset value of your allocations to the Investment Divisions for this option. The decision to elect the Liquidity Option should consider whether you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment. The charge for the Liquidity Option applies until the date you annuitize whether or not you take any withdrawals.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. For Contracts issued on or after July 17, 2017 in the state of Oregon, the Income Date must be at least one year after the Contract’s Issue Date. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be based on the Contract Value allocated to the variable and fixed options on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•the amount of any applicable Premium taxes, or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

•which income option you select; and

•the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed net investment rate of 1.0% for all options and, if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed net investment rate, then your income payments will increase; if that performance is less than the assumed net investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states. Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you die prior to the date the second payment is due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 36.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 36.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, which is payable during the accumulation phase. The death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

The death benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, market fluctuation may cause the calculation of a Beneficiary’s death benefit share to differ from the calculation of another Beneficiary’s death benefit share. We will pay interest on a Beneficiary’s death benefit share as required by law.

If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive the death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Payout Options. The death benefit can be paid under one of the following payout options:

•single lump-sum payment; or

•payment of entire death benefit within 5 years of the date of death; or

•payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death; or

•the Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals over a period not extending beyond the Beneficiary’s life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary’s death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. The Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Spousal Continuation Option.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible designated beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s non-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 49.) Upon the Beneficial Owner’s death, under a IRA or other qualified Stretch Contract, the designated beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges. Non-qualified Stretch Contracts may not be available in all states. The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Jackson does not make any guarantee regarding the tax status of any contract or any transaction involving the contracts. It should be understood that the following discussion is not exhaustive and that other special rules may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws or to compare the tax treatment of the contracts to the tax treatment of any other investment. You are responsible for determining whether your purchase of a contract, withdrawals, income payments, and any other transactions under your contract satisfy applicable tax law. Additional tax information is included in the Statement of Additional Information (“SAI”). You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract. Some broker-dealers only offer the Contracts as non-qualified contracts.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

•paid on or after the date you reach age 59 1/2;

•paid to your Beneficiary after you die;

•paid if you become totally disabled (as that term is defined in the Code);

•paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•paid under an immediate annuity; or

•which come from Premiums made prior to August 14, 1982.

As of 2013, the taxable portion of distributions from a non-qualified annuity contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial withdrawals may be treated as a tax-free “partial 1035 exchange” (please see the SAI for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes required minimum distributions for tax-qualified contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to Premium payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•reaches age 59 1/2;

•leaves his/her job;

•dies;

•becomes disabled (as that term is defined in the Code); or

•experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed in connection with Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. The Code requires the Qualified Contract to be nontransferable.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 129 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)    one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)    a required minimum distribution; or

(c)    a hardship withdrawal.

Definition of Spouse. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Tax Law Changes . Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

CARES Act Relief in 2020. On March 27, 2020 Congress passed the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provision, the CARES Act includes temporary relief from certain tax rules applicable to qualified contracts.

Required Minimum Distributions . The CARES Act allows participants and beneficiaries in certain qualified plans and IRAs to suspend taking required minimum distributions in 2020, including any initial required minimum distributions for 2019 that would have been due by April 1, 2020. Additionally, the year 2020 will not be counted in measuring the five year post-death distribution period requirement. Any distributions made in 2020 that, but for the CARES Act, would have been a required minimum distribution will instead be eligible for rollover and will not be subject to the 20% mandatory withholding.

Retirement Plan Distribution Relief. Under the CARES Act, an “eligible participant” can withdraw up to a total of $100,000 from IRAs and certain qualified plans that adopt this provision, without being subject to the 10% additional tax on early distributions. The Federal income tax on these distributions can be spread ratably over three years and the distributions may be re-contributed during the three-year period following the distribution. For these purposes, eligible participants are participants who:
• have been diagnosed with COVID-19,
• have spouses or dependents diagnosed with COVID-19, or
• have experienced adverse financial consequences stemming from COVID-19 as a result of
◦ being quarantined, furloughed or laid off,
◦ having reduced work hours,
◦ being unable to work due to lack of child care,
◦ the closing or reduction of hours of a business owned or operated by the participant, or
◦ other factors determined by the Treasury Department.

JACKSON TAXATION

We reserve the right to deduct from the Contract Value any taxes attributed to the Contract and paid by us to any government entity (including, but not limited to, Premium Taxes, Federal, state and local withholding of income, estate, inheritance, other taxes required by law and any new or increased state income taxes that may be enacted into law). Premium taxes generally range from 0.5% to 3.5%, which are applicable only in certain jurisdictions. We will determine when taxes relate to the Contract.

We may pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. We will withhold taxes required by law from any amounts payable from this Contract.

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option (if currently available) or any of the Investment Divisions (each a “Source Option”). Investment Divisions under a Guidance Model Portfolio also are available as Designated Options and Source Options. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. DCA+ is subject to current availability. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

The DCA+ is not available on Contracts with the Liquidity Option.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to have your earnings transferred automatically on a monthly basis from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division into other Investment Divisions and Fixed Account Options. Earnings Sweep may only be added within 30 days of the Issue Date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Guidance Model Portfolios. The Elite Access Guidance Model Portfolios may be offered to you through your representative at no additional cost to assist in diversifying your investment across various asset classes of the available Investment Divisions (the “Guidance Model Portfolios” or “Models”). The Guidance Model Portfolios allow you to choose from ten Models designed to assist in meeting your stated investment goals. Each Guidance Model Portfolio is comprised of a carefully selected combination of Investment Divisions representing various asset classes. The Models allocate among the various asset classes to attempt to match certain combinations of investors’ investment time horizon and risk tolerance. Please consult your representative for more information about investment based on the Guidance Model Portfolios.

Electing a Guidance Model Portfolio

Your representative is available to assist you in electing a Guidance Model Portfolio when you purchase your variable annuity or if after Contract issue. You should determine, with the assistance of your representative, as needed, which Model is most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Model by notifying your representative who will advise you on how to execute your decision.

You may also choose to invest gradually into a Guidance Model Portfolio through the Dollar Cost Averaging (DCA) program. Please see “Dollar Cost Averaging” above.

You may invest in more than one Guidance Model Portfolio at a time and also invest in other Investment Divisions that are not part of the Guidance Model Portfolios. If you split your investment in one or more Guidance Model Portfolios, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Additionally, if you invest in any Investment Divisions in addition to investing in a Guidance Model Portfolio, such an investment may not be or remain consistent with the Guidance Model Portfolio’s intended objectives you selected. Therefore, if you invest in a Guidance Model Portfolio, you should speak with your representative before investing in other Investment Divisions that are not part of the Guidance Model Portfolios.

You may request withdrawals, as permitted by your Contract, which will be taken proportionately from each of the allocations in the selected Guidance Model Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Investment Divisions in the Guidance Model Portfolio, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Withdrawals may be subject to a withdrawal charge and the usual tax consequences apply.

As further discussed with your representative, you can transfer 100% of your investment from each Guidance Model Portfolio to other Guidance Model Portfolios at any time; you will be transferred into the then current Models available. As a result of your transfer, you will need to update your allocation instructions on file with respect to subsequent Premium payments and, if applicable, DCA allocation instructions and Rebalancing instructions, if you want to reflect your new Model selection. Transfers where allocation and balancing instructions are not applicable, such as transfers of partial investments in a Model or transfers to multiple Models will require more detailed accompanying new instructions. Transfers in excess of 25 in a Contract Year may be subject to a charge (see “Transfer Charge” on page 34).

New Guidance Model Portfolios may be configured from time to time. The existing Models will remain unchanged. Thus, once you invest in a Model, the percentages of your Contract Value allocated to each Investment Division within the selected Model will not be changed by us. Any subsequent Premium payments will be invested in the same Guidance Model Portfolio as your existing Model and will not be invested in the then current Guidance Model Portfolios allocations, unless we receive specific written instructions to change to a new Guidance Model Portfolio. Your representative can provide you with information regarding the availability and nature of any new Guidance Model Portfolios and your selection of ones that meet your needs and goals. You should speak with your representative about how to keep the Investment Division allocations in your Guidance Model Portfolio in line with your investment goals over time.

Please see “Dollar Cost Averaging” above and “Rebalancing” below.

A subsequent Premium payment will be invested in the same Guidance Model Portfolio as your current investment unless we receive different instructions from you. You should consult with your representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Rebalancing program instructions on file when you make a subsequent Premium payment. Consideration of your investment time horizon and other of your investment goals may be relevant to the selection of any or certain Portfolio Guidance Portfolios if you have elected the Liquidity Option.

You can elect to have your investment in the Guidance Model Portfolios rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Investment Divisions of the Model you selected. Over time, the Guidance Model Portfolio you select may no longer align with its original investment objective due to the effects of Investment Division performance and changes in the Investment Division’s investment objectives. Therefore, if you do not elect to have your investment in the Guidance Model Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your representative about how to keep your Guidance Model Portfolio’s allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying Funds invested in by the Investment Divisions in the Models may mean that, over time, the Models no longer are consistent with their original investment goals.

Important Information about the Guidance Model Portfolios

The Guidance Model Portfolios are not intended as investment advice about investing in the Investment Divisions, and we do not provide investment advice regarding whether a Guidance Model Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Guidance Model Portfolio. The Guidance Model Portfolios do not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Guidance Model Portfolios may have been built. Also, allocation to a single asset class may outperform a Model, so that you could have better investment returns investing in a single asset class than in a Guidance Model Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Investment Division chosen for a particular Guidance Model Portfolio will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Guidance Model Portfolios represent suggested allocations that are provided to you as general guidance through your representative. You should work with your representative in determining if one of the Guidance Model Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Guidance Model Portfolios can be obtained from your representative.

We reserve the right to change the Investment Divisions and/or allocations to certain Investment Divisions in each Model to the extent that Investment Divisions or the Funds in which they invest are liquidated, substituted, merged or otherwise reorganized.

We reserve the right to modify, suspend or terminate the Guidance Model Portfolios at any time. You should consult your financial professional with respect to the current availability of Guidance Model Portfolios.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions (including Investment Divisions under Guidance Model Portfolios) and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•the Contract Value, plus

•any fees (other than asset-based fees) and expenses deducted from the Premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to State variations). We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account or the JNL/WMC Government Money Market Investment Division during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•Standardized average annual total return is calculated in accordance with SEC guidelines.

•Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges.
Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

APPENDIX A
TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, and JNL/Mellon Dow SM Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not :
• Sponsor, endorse, sell or promote the Products.
• Recommend that any person invest in the Products.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.
• Have any responsibility or liability for the administration, management or marketing of the Products.
• Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
•Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
•The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
•The accuracy or completeness of the Indexes and its data;
•The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
•Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR ® is a registered trademark of Standard & Poor’s Financial Services LLC.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq ® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ ® 100 INDEX FUND.

THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND (“JNL FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL

FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUND OR THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUND, OWNERS OF THE JNL FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector

ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares ® and BlackRock ® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar ® and the Morningstar Indices (as defined below) are service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC ("JNAM").

Fund (collectively, the “JNL Funds”)	Index (collectively, the “Morningstar Indices”)
JNL/Mellon International Index Fund	Morningstar® Developed Markets ex-North America Target Market Exposure Index℠
JNL/Mellon Emerging Markets Index Fund	Morningstar® Emerging Markets Target Market Exposure Index℠
JNL/Mellon World Index Fund	Morningstar® Developed Markets America Target Market Exposure Index℠
JNL/Mellon U.S. Stock Market Index Fund	Morningstar® US Market Index℠
JNL/Mellon Communication Services Sector Fund	Morningstar® US Communication Services Index℠
JNL/Mellon Consumer Discretionary Sector Fund	Morningstar® US Consumer Cyclical Sector Index℠
JNL/Mellon Consumer Staples Sector Fund	Morningstar® US Consumer Defensive Sector Index℠
JNL/Mellon Energy Sector Fund	Morningstar® US Energy Sector Index℠
JNL/Mellon Financial Sector Fund	Morningstar® US Financial Services Sector Index℠
JNL/Mellon Healthcare Sector Fund	Morningstar® US Healthcare Sector Index℠
JNL/Mellon Industrials Sector Fund	Morningstar® US Industrials Sector Index℠
JNL/Mellon Information Technology Sector Fund	Morningstar® US Technology Sector Index℠
JNL/Mellon Materials Sector Fund	Morningstar® US Basic Materials Sector Index℠
JNL/Mellon Real Estate Sector Fund	Morningstar® US Real Estate Sector Index℠
JNL/Mellon Utilities Sector Fund	Morningstar® US Utilities Sector Index℠
JNL/Morningstar Wide Moat Index Fund	Morningstar® Wide Moat FocusSM Index
JNL/Morningstar PitchBook Listed Private Equity Index Fund	Morningstar® PitchBook Listed Private Equity Index

The JNL Funds are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. Morningstar's only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Morningstar Indices which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL Funds. Morningstar has no obligation to take the needs of JNAM or the owners of JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR

INDICES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index and RAFI Fundamental US Small Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

APPENDIX B

SELLING FIRM SUPPORT

Below is a complete list of Selling Firms that received marketing and distribution and/or administrative support in 2020 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

Allegheny Investments, Ltd.
Allen, Mooney & Barnes Brokerage Services, LLC
American Capital Partners, LLC
American Equity Investment Corporation
American Funds & Trusts Incorporated
American Funds Distributors, Inc.
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, LLC
Ameritas Investment Company, LLC
APW Capital, Inc.
AQR Investments, LLC
Arete Wealth Management, LLC
Aria Capital Advisors, LLC
Arlington Securities, Inc.
Arque Capital, Ltd.
Associated Investment Services, Inc.
Ausdal Financial Partners, Inc.
Avantax Investment Services, Inc.
B.B. Graham & Company, Inc.
BancWest Investment Services, Inc.
Bankers Life Securities, Inc.
BB&T Securities, LLC
BBVA Securities Inc.
BCG Securities, Inc.
Beaconsfield Financial Services, Inc.
Benjamin F. Edwards & Company, Inc.
Berthel, Fisher & Company Financial Services, Inc.
BlackRock Investments, LLC
BMO Harris Financial Advisors, Inc.
Broadstone Securities
Brokers International Financial Services, LLC.
Brooklight Place Securities, Inc.
Cadaret, Grant & Co., Inc.
Calton & Associates, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Capital Investment Group, Inc.
Centaurus Financial, Inc.
Center Street Securities, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investments, Inc.
Chelsea Financial Services
CIG Securities
Citigroup Global Markets Inc.
Client One Securities LLC
Coastal Equities, Inc.
Comerica Securities
Commonwealth Financial Network
Concorde Investment Services, LLC
Coordinated Capital Securities, Inc.
CoreCap Investments, LLC
Corinthian Partners, L.L.C.
Country Capital Management Company
Courtlandt Securities Corporation
Crown Capital Securities, L.P.
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Cutter & Company, Inc.
CW Securities, LLC
D.A. Davidson & Co.
Davenport & Company LLC
Dempsey Lord Smith, LLC
DFA Securities LLC
DFPG Investments, LLC
Dorsey & Company, Inc.
Edward Jones
Emerson Equity LLC
Equitable Advisors, LLC
Equity Services, Inc.
Fidelity Distributors Company LLC
Fifth Third Securities, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Financial Equity Corporation
First Heartland Capital, Inc.
First Horizon Advisors, Inc.
Fortune Financial Services, Inc.
Founders Financial Securities LLC
Franklin/Templeton Distributors, Inc.
FSC Securities Corporation
G.A. Repple & Company
G.W. Sherwold Associates, Inc
Geneos Wealth Management, Inc.
GLP Investment Services, LLC
Goldman Sachs & Co. LLC
Gradient Securities, LLC
GWN Securities Inc.
H. Beck, Inc.
Hancock Whitney Investment Services Inc.
Hantz Financial Services, Inc.
Harbor Financial Services, LLC
Harbour Investments, Inc.
Hefren-Tillotson, Inc.
Heitman Securities LLC
Hightower Securities, LLC
Hilltop Securities Inc.
Hornor, Townsend & Kent, LLC
Huntleigh Securities Corporation
IBN Financial Services, Inc.
IFP Securities, LLC
Independence Capital Co., Inc.
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Innovation Partners LLC
Institutional Securities Corporation
Intercarolina Financial Services, Inc.
Intercontinental Asset Management Group, Ltd.
International Assets Advisory, LLC
Invesco Distributors, Inc.
Investacorp, Inc.
Investment Planners, Inc.
J. Alden Associates, Inc.
J.P. Morgan Securities LLC
J.W. Cole Financial, Inc.
Janney Montgomery Scott LLC
Kalos Capital, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
KMS Financial Services, Inc.
Kovack Securities Inc.
Labrunerie Financial Services, Inc.
Ladenburg Thalmann & Co. Inc.
Landolt Securities, Inc.
Lasalle St Securities, L.L.C.
Lazard Asset Management Securities LLC
Legg Mason Investor Services, LLC
Leigh Baldwin & Co., LLC
LifeMark Securities Corp.
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment
Lion Street Financial, LLC
Lombard Securities Incorporated
Lord Abbett Distributor LLC
LPL Financial LLC
M Holdings Securities, Inc.
M&T Securities, Inc.
Madison Avenue Securities, LLC
Mercer Allied Company, L.P.
C-1

Merrill Lynch, Pierce, Fenner & Smith Incorporated
MFS Fund Distributors, Inc.
Mid Atlantic Capital Corporation
Mid-Atlantic Securities, Inc.
MML Investors Services, LLC
Moloney Securities Co., Inc.
Momentum Independent Network Inc.
Money Concepts Capital Corp
Moors & Cabot, Inc.
Morgan Stanley
Mutual of Omaha Investor Services, Inc.
Mutual Securities, Inc.
MWA Financial Services Inc.
National Securities Corporation
Nations Financial Group, Inc.
Nationwide Planning Associates Inc.
Natixis Distribution, L.P.
Navy Federal Brokerage Services, LLC
Neuberger Berman BD LLC
Newbridge Securities Corporation
Next Financial Group, Inc.
NPB Financial Group, LLC
Oak Tree Securities, Inc.
OFG Financial Services, Inc.
OneAmerica Securities, Inc.
Oppenheimer & Co. Inc.
Packerland Brokerage Services, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
Parsonex Securities, Inc.
Peak Brokerage Services, LLC
PIMCO Investments LLC
PlanMember Securities Corporation
PNC Investments
Portsmouth Financial Services
Principal Securities, Inc.
Private Client Services, LLC
ProEquities, Inc.
Prospera Financial Services, Inc.
Pruco Securities, LLC.
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Regulus Financial Group, LLC
Rhodes Securities, Inc.
RNR Securities, L.L.C.
Robert W. Baird & Co. Incorporated
Rockefeller Financial LLC
Royal Alliance Associates, Inc.
S.G. Long & Company
SA Stone Wealth Management Inc.
Sagepoint Financial, Inc.
Santander Securities LLC
SCF Securities, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Management & Research, Inc.
Securities Service Network, LLC
Sigma Financial Corporation
Silver Oak Securities, Incorporated
Snowden Account Services LLC
Sorrento Pacific Financial, LLC
Southeast Investments, N.C., Inc.
Spire Securities, LLC
St. Bernard Financial Services, Inc.
State Farm VP Management Corp.
Stifel, Nicolaus & Company, Incorporated
Sunbelt Securities, Inc.
Supreme Alliance LLC
Syndicated Capital, Inc.
T. Rowe Price Investment Services, Inc.
Tandem Securities, Inc.
TD Ameritrade, Inc.
TFS Securities, Inc.
The Fig Group, LLC
The Huntington Investment Company
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
The Strategic Financial Alliance, Inc.
The Windmill Group, Inc.
Thurston Springer Financial
Transamerica Financial Advisors, Inc
Transitional Broker
Triad Advisors LLC
Trinity Wealth Securities, L.L.C.
Truist Investment Services, Inc.
Trustmont Financial Group, Inc.
U.S. Bancorp Investments, Inc.
UBS Asset Management (US) Inc.
UBS Financial Services Inc.
UnionBanc Investment Services, LLC
United Planners' Financial Services of America a Limited Partner
USA Financial Securities Corporation
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Veritas Independent Partners, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wedbush Securities Inc.
Wells Fargo Clearing Services, LLC
Wescom Financial Services
Western Equity Group, Inc.
Western International Securities, Inc.
Westminster Investment Group, Inc.
Wintrust Investments LLC
Woodbury Financial Services, Inc.
Woodmen Financial Services, Inc.
World Equity Group, Inc.
WWK Investments, Inc.

C-2

APPENDIX C

ACCUMULATION UNIT VALUES

The tables reflect Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated for a base Contract (with Administration Charge waiver and no optional benefits) and for a Contract with the most expensive combination of charges and optional benefits. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional benefits, information about all remaining Accumulation Unit values is available in the SAI. Contact the Annuity Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for the JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of the JNL/PPM America Total Return Fund (JNL Investors Series Trust) into the JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.
Effective April 27, 2020, the following Acquired Funds merged into the respective Acquiring Funds. Accumulation Unit value information for these merged funds includes historical information for periods before the mergers were effective. The funds included are:

Acquired Fund	Acquiring Fund
JNL Conservative Allocation Fund (Jackson Variable Series Trust)	JNL Conservative Allocation Fund (JNL Series Trust)
JNL Moderate Allocation Fund (Jackson Variable Series Trust)	JNL Moderate Allocation Fund (JNL Series Trust)
JNL Institutional Alt 100 Fund (Jackson Variable Series Trust)	JNL Multi-Manager Alternative Fund (JNL Series Trust)
JNL iShares Tactical Moderate Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Fund (JNL Series Trust)
JNL iShares Tactical Moderate Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Growth Fund (JNL Series Trust)
JNL iShares Tactical Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Growth Fund (JNL Series Trust)
JNL/American Funds Global Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Global Growth Fund (JNL Series Trust)
JNL/American Funds Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Growth Fund (JNL Series Trust)
JNL/DFA U.S. Small Cap Fund (Jackson Variable Series Trust)	JNL/DFA U.S. Small Cap Fund (JNL Series Trust)
JNL/DoubleLine® Total Return Fund (Jackson Variable Series Trust)	JNL/DoubleLine® Total Return Fund (JNL Series Trust)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (Jackson Variable Series Trust)	JNL/Franklin Templeton Global Multisector Bond Fund (JNL Series Trust)
JNL/FAMCO Flex Core Covered Call Fund (Jackson Variable Series Trust)	JNL/JPMorgan Hedged Equity Fund (JNL Series Trust)
JNL/Lazard International Strategic Equity Fund (Jackson Variable Series Trust)	JNL/Lazard International Strategic Equity Fund (JNL Series Trust)
JNL/Mellon Equity Income Fund (Jackson Variable Series Trust)	JNL/Mellon Equity Income Fund (JNL Series Trust)
JNL/Neuberger Berman Currency Fund (Jackson Variable Series Trust)	JNL/PIMCO Income Fund (JNL Series Trust)
JNL/Neuberger Berman Commodity Strategy Fund (Jackson Variable Series Trust)	JNL/Neuberger Berman Commodity Strategy Fund (JNL Series Trust)
JNL/PIMCO Investment Grade Credit Bond Fund (Jackson Variable Series Trust)	JNL/PIMCO Investment Grade Credit Bond Fund (JNL Series Trust)

Acquired Fund	Acquiring Fund
JNL/T. Rowe Price Capital Appreciation Fund (Jackson Variable Series Trust)	JNL/T. Rowe Price Capital Appreciation Fund (JNL Series Trust)
JNL/The London Company Focused U.S. Equity Fund (Jackson Variable Series Trust)	JNL/Morningstar Wide Moat Index Fund (JNL Series Trust)
JNL/VanEck International Gold Fund (Jackson Variable Series Trust)	JNL/BlackRock Global Natural Resources Fund (JNL Series Trust)
JNL/WCM Focused International Equity Fund (Jackson Variable Series Trust)	JNL/WCM Focused International Equity Fund (JNL Series Trust)
JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)	JNL/Mellon DowSM Index Fund (JNL Series Trust)
JNL/Mellon MSCI World Index Fund (JNL Variable Fund LLC)	JNL/Mellon MSCI World Index Fund (JNL Series Trust)
JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Series Trust)
JNL/Mellon Communication Services Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Information Technology Sector Fund (JNL Series Trust)
JNL Institutional Alt 50 Fund (JNL Series Trust)	JNL Moderate Allocation Fund (Jackson Variable Series Trust)
JNL/Mellon S&P 1500 Growth Index Fund (JNL Series Trust)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)
JNL/Mellon S&P 1500 Value Index Fund (JNL Series Trust)	JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)
Set forth below are fund changes and additions since the Prospectus dated April 27, 2020, for your information in reviewing Accumulation Unit information.

The following fund mergers are effective April 26, 2021:

JNL Series Trust
JNL/AQR Large Cap Relaxed Constraint Equity Fund merged into JNL/AQR Large Cap Defensive Style Fund
JNL/AQR Managed Futures Strategy Fund merged into JNL Moderate Growth Allocation Fund
JNL/Boston Partners Global Long Short Equity Fund merged into JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund merged into JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund merged into JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund merged into JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs International 5 Fund merged into JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund merged into JNL/Vanguard Growth ETF Allocation Fund
JNL/RAFI ® Fundamental Asia Developed Fund merged into JNL/Mellon International Index Fund
JNL/RAFI ® Fundamental Europe Fund merged into JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund merged into JNL/T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund merged into JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund merged into JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund merged into JNL Multi-Manager Small Cap Growth Fund

Effective April 26, 2021, the following Fund names changed (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/American Funds ® Blue Chip Income and Growth Fund to JNL/American Funds ® Washington Mutual Investors Fund
JNL/First State Global Infrastructure Fund to JNL/First Sentier Global Infrastructure Fund
JNL/Invesco Global Real Estate Fund to JNL/WMC Global Real Estate Fund

JNL/JPMorgan Growth & Income Fund to JNL/JPMorgan U.S. Value Fund
JNL/Mellon MSCI World Index Fund to JNL/Mellon World Index Fund
JNL/Vanguard Equity Income Fund to JNL/WMC Equity Income Fund
JNL/Vanguard International Fund to JNL/Baillie Gifford International Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund to JNL/Mellon U.S. Stock Market Index Fund

Effective April 26, 2021, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invests in the following Funds:

JNL Series Trust
JNL/American Funds Bond Fund of America Fund
JNL/Baillie Gifford U.S. Equity Growth Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund

Accumulation Unit Values
Contract with Endorsements - 0.85%

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$17.08	$13.67	$15.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.71	$17.08	$13.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,371,604	1,617,997	1,685,999	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$12.54	$11.25	$11.71	$10.94	$10.56	$10.84	$10.54	$10.54	N/A	N/A
End of period	$13.37	$12.54	$11.25	$11.71	$10.94	$10.56	$10.84	$10.54	N/A	N/A
Accumulation units outstanding at the end of period	1,958,963	2,324,654	1,702,380	1,388,744	611,850	455,434	190,740	330,182	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$17.79	$14.51	$16.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.35	$17.79	$14.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,920,031	1,933,469	1,957,626	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	$17.62	$14.61	$16.21	$13.7	$12.74	$12.84	$12.39	$10.55	N/A	N/A
End of period	$19.62	$17.62	$14.61	$16.21	$13.7	$12.74	$12.84	$12.39	N/A	N/A
Accumulation units outstanding at the end of period	981,809	930,637	876,605	1,047,779	920,761	852,473	829,660	271,166	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	$13.83	$12.19	$12.99	$11.76	$11.23	$11.30	$10.95	$10.36	N/A	N/A
End of period	$14.9	$13.83	$12.19	$12.99	$11.76	$11.23	$11.30	$10.95	N/A	N/A
Accumulation units outstanding at the end of period	842,300	714,926	640,033	797,869	655,369	433,944	248,685	223,239	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.9	$13.58	$14.77	$12.87	$12.13	$12.21	$11.78	$10.45	N/A	N/A
End of period	$17.52	$15.9	$13.58	$14.77	$12.87	$12.13	$12.21	$11.78	N/A	N/A
Accumulation units outstanding at the end of period	934,042	790,915	722,936	985,061	886,295	885,519	289,023	246,583	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$14.44	$12.59	$13.36	$12.2	$11.69	$11.95	$11.62	$10.45	N/A	N/A
End of period	$15.93	$14.44	$12.59	$13.36	$12.2	$11.69	$11.95	$11.62	N/A	N/A
Accumulation units outstanding at the end of period	2,406,168	2,092,084	2,097,502	2,295,407	2,478,510	2,537,851	2,338,992	1,070,993	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$17.58	$14.83	$16.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.66	$17.58	$14.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,361,944	2,983,409	3,069,997	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$10.43	$9.64	$10.11	$9.59	$9.51	N/A	N/A	N/A	N/A	N/A
End of period	$11.12	$10.43	$9.64	$10.11	$9.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,204,669	119,681	106,680	117,767	116,250	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$15.25	$13.05	$16.12	$12.64	$10.69	$13.26	$14.11	$14.39	N/A	N/A
End of period	$16.46	$15.25	$13.05	$16.12	$12.64	$10.69	$13.26	$14.11	N/A	N/A
Accumulation units outstanding at the end of period	1,402,547	1,105,959	1,263,114	1,345,883	890,403	693,554	545,108	280,484	N/A	N/A

JNL Multi-Manager International Small Cap Division
Accumulation unit value:
Beginning of period	$10.52	$9.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.79	$10.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,109	185,577	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$14.62	$11.45	$12.25	$10.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.6	$14.62	$11.45	$12.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	337,749	345,831	258,951	242,833	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$71.87	$53.34	$54.92	$43.53	$41.52	N/A	N/A	N/A	N/A	N/A
End of period	$104.34	$71.87	$53.34	$54.92	$43.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	278,601	239,950	211,888	191,930	58,685	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$24.95	$20.09	$23.77	$21.59	$17.59	$19.59	$19.72	$14.80	N/A	N/A
End of period	$26.16	$24.95	$20.09	$23.77	$21.59	$17.59	$19.59	$19.72	N/A	N/A
Accumulation units outstanding at the end of period	705,752	672,644	518,927	524,601	415,951	399,133	251,208	154,349	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	$10.98	$9.4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	$10.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	389,052	1,150,781	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/American Funds Capital World Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$18.28	$13.66	$15.19	$11.69	$11.74	$11.10	$10.97	N/A	N/A	N/A
End of period	$23.58	$18.28	$13.66	$15.19	$11.69	$11.74	$11.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,776,805	1,949,094	1,340,362	1,022,090	754,055	1,215,554	360,012	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$18.68	$15.27	$16.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.23	$18.68	$15.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,581,330	1,234,304	1,107,608	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$26.83	$20.77	$21.07	$16.62	$15.37	$14.57	$13.60	$10.60	N/A	N/A
End of period	$40.33	$26.83	$20.77	$21.07	$16.62	$15.37	$14.57	$13.60	N/A	N/A
Accumulation units outstanding at the end of period	2,308,127	2,063,281	1,703,566	1,916,534	1,396,674	1,190,010	890,643	546,304	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$27.08	$21.73	$22.4	$18.54	$16.83	$16.80	$15.38	$11.67	N/A	N/A
End of period	$30.37	$27.08	$21.73	$22.4	$18.54	$16.83	$16.80	$15.38	N/A	N/A
Accumulation units outstanding at the end of period	2,899,580	2,471,719	2,126,493	2,381,486	1,838,937	1,766,296	1,513,212	817,762	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$16.13	$13.29	$15.5	$11.87	$11.61	$12.31	$12.8	N/A	N/A	N/A
End of period	$18.16	$16.13	$13.29	$15.5	$11.87	$11.61	$12.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,396,331	1,749,366	1,504,165	1,570,838	863,229	1,240,716	581,230	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.47	$14	$14.8	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.16	$16.47	$14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	783,238	741,277	649,749	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$19.12	$15.31	$17.82	$14.61	$13.66	N/A	N/A	N/A	N/A	N/A
End of period	$21.1	$19.12	$15.31	$17.82	$14.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	80,326	100,079	88,370	96,443	91,833	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$9.10	$9.17	$10.20	$10.42	$11.49	$11.34	$10.49	$9.88	N/A	N/A
End of period	$8.85	$9.10	$9.17	$10.20	$10.42	$11.49	$11.34	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	741,644	976,924	1,161,392	1,472,840	1,392,199	1,059,158	711,490	542,454	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$14.91	$12.77	$13.95	$12.36	$11.99	$12.25	$12.13	$10.70	N/A	N/A
End of period	$17.58	$14.91	$12.77	$13.95	$12.36	$11.99	$12.25	$12.13	N/A	N/A
Accumulation units outstanding at the end of period	2,197,157	2,140,608	2,356,204	2,609,104	2,493,615	2,728,963	2,211,311	1,349,097	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.34	$7.33	$8.93	$9.28	$7.40	$9.78	$11.51	$10.60	N/A	N/A
End of period	$8.63	$8.34	$7.33	$8.93	$9.28	$7.40	$9.78	$11.51	N/A	N/A
Accumulation units outstanding at the end of period	2,111,520	552,643	690,492	772,701	671,339	454,077	258,534	141,920	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$10.41	$10.01	$11.16	$10.45	$10.34	$9.84	N/A	N/A	N/A	N/A
End of period	$10.29	$10.41	$10.01	$11.16	$10.45	$10.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	747,591	484,798	513,934	438,564	318,095	260,018	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$17.58	$14.9	$18.22	$14.3	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.45	$17.58	$14.9	$18.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	124,381	99,388	100,897	92,207	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$13.99	$10.71	$10.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.1	$13.99	$10.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	402,501	531,570	94,553	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.79	$9.79	$11.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.92	$11.79	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	496,664	394,503	208,363	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.6	$9.89	$10.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.67	$11.6	$9.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,685	106,272	91,460	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$45.31	$35.28	$38.57	$32.35	$28.62	$29.48	$27.07	N/A	N/A	N/A
End of period	$52.05	$45.31	$35.28	$38.57	$32.35	$28.62	$29.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	412,456	521,610	387,122	479,362	372,886	259,307	265,039	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	$19.38	$16.11	$18.82	$17.23	$13.71	$14.53	$14.65	N/A	N/A	N/A
End of period	$21.75	$19.38	$16.11	$18.82	$17.23	$13.71	$14.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	669,783	669,272	436,671	431,492	493,203	209,708	165,143	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$24.55	$22.97	$23.27	$22.27	$21.86	$21.96	$21.30	$21.94	N/A	N/A
End of period	$25.58	$24.55	$22.97	$23.27	$22.27	$21.86	$21.96	$21.30	N/A	N/A
Accumulation units outstanding at the end of period	1,117,290	1,086,417	910,992	858,655	656,373	553,364	476,662	368,159	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	$11.81	$10.69	$11.1	$10.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.06	$11.81	$10.69	$11.1	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	382,748	134,232	77,353	124,402	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$19.54	$14.75	$15.58	$12.93	$10.97	N/A	N/A	N/A	N/A	N/A
End of period	$22.32	$19.54	$14.75	$15.58	$12.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,361,092	1,847,852	1,372,924	1,265,932	465,954	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$11.72	$11.19	$11.09	$10.75	$10.62	$10.53	$9.98	N/A	N/A	N/A
End of period	$11.93	$11.72	$11.19	$11.09	$10.75	$10.62	$10.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,784,058	2,484,381	2,430,768	2,490,795	2,190,102	1,679,525	683,212	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$18.21	$14.47	$15.59	$14.31	$12.82	$15.87	$14.91	$12.18	N/A	N/A
End of period	$17.39	$18.21	$14.47	$15.59	$14.31	$12.82	$15.87	$14.91	N/A	N/A
Accumulation units outstanding at the end of period	679,527	735,808	885,844	966,114	734,281	610,065	780,036	284,122	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.96	$11.95	$11.97	$11.65	$11.32	$11.91	$12.07	$11.75	N/A	N/A
End of period	$11.07	$11.96	$11.95	$11.97	$11.65	$11.32	$11.91	$12.07	N/A	N/A
Accumulation units outstanding at the end of period	1,212,817	1,064,943	987,882	1,061,300	994,976	1,098,227	1,225,106	580,753	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$18.3	$15.89	$16.75	$15.37	$13.58	$14.79	$14.99	N/A	N/A	N/A
End of period	$18.3	$18.3	$15.89	$16.75	$15.37	$13.58	$14.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	896,119	874,903	829,805	966,352	843,082	604,766	564,209	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.72	$10.84	$13.62	$10.39	$10.60	$10.30	$11.47	$8.73	N/A	N/A
End of period	$12.19	$12.72	$10.84	$13.62	$10.39	$10.60	$10.30	$11.47	N/A	N/A
Accumulation units outstanding at the end of period	645,052	919,267	944,149	973,897	720,218	625,054	448,914	279,748	N/A	N/A

JNL/Goldman Sachs 4 Division
Accumulation unit value:
Beginning of period	$28.32	$22.84	$24.58	$21.48	$19.65	$20.87	$18.40	$12.92	N/A	N/A
End of period	$29.35	$28.32	$22.84	$24.58	$21.48	$19.65	$20.87	$18.40	N/A	N/A
Accumulation units outstanding at the end of period	2,377,417	2,897,600	3,186,768	3,732,735	3,362,849	2,827,458	2,553,813	1,076,069	N/A	N/A

JNL/Goldman Sachs Competitive Advantage Division
Accumulation unit value:
Beginning of period	$33.55	$26.16	$27.11	$22.85	$21.8	$21.73	N/A	N/A	N/A	N/A
End of period	$39.56	$33.55	$26.16	$27.11	$22.85	$21.8	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	427,775	456,732	446,375	523,724	382,043	344,450	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$28.86	$22.8	$24.29	$21.88	$18.74	N/A	N/A	N/A	N/A	N/A
End of period	$27.6	$28.86	$22.80	$24.29	$21.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	923,420	1,158,258	1,171,767	1,174,181	969,791	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs International 5 Division
Accumulation unit value:
Beginning of period	$12.7	$10.87	$12.97	$9.83	$9.16	$9.44	N/A	N/A	N/A	N/A
End of period	$12.48	$12.7	$10.87	$12.97	$9.83	$9.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	288,006	334,269	248,743	300,907	135,921	188,637	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Intrinsic Value Division
Accumulation unit value:
Beginning of period	$27.34	$22.74	$24.35	$20.65	$19.78	$23.16	N/A	N/A	N/A	N/A
End of period	$27.28	$27.34	$22.74	$24.35	$20.65	$19.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	301,973	320,362	346,364	364,796	304,044	386,744	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Goldman Sachs Total Yield Division
Accumulation unit value:
Beginning of period	$23.32	$19.27	$21.87	$19.87	$17.79	$19.45	N/A	N/A	N/A	N/A
End of period	$23.67	$23.32	$19.27	$21.87	$19.87	$17.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	292,501	339,318	365,188	325,770	298,357	198,948	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$10.62	$8.84	$10.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.02	$10.62	$8.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	395,169	178,966	155,671	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.83	$9.35	$11.97	$9.82	$8.81	N/A	N/A	N/A	N/A	N/A
End of period	$13.05	$11.83	$9.35	$11.97	$9.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,463,774	1,619,652	1,882,162	2,411,303	151,041	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	$11.62	$9.1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.05	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	83,109	63,550	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$11.64	$9.48	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$11.64	$9.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84,872	116,069	44,663	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$21.78	$17.93	$19.32	$17.68	$17.41	$17.73	$15.54	$15.25	N/A	N/A
End of period	$18.98	$21.78	$17.93	$19.32	$17.68	$17.41	$17.73	$15.54	N/A	N/A
Accumulation units outstanding at the end of period	604,357	710,278	666,067	748,699	666,890	497,313	499,289	282,406	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$28.26	$22.24	$26.41	$21.62	$22.07	$22.72	$22.86	$19.37	N/A	N/A
End of period	$31.88	$28.26	$22.24	$26.41	$21.62	$22.07	$22.72	$22.86	N/A	N/A
Accumulation units outstanding at the end of period	505,874	585,704	635,530	730,999	618,478	473,492	390,639	169,549	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$41.04	$33.27	$36.92	$29.80	$26.95	$27.67	$25.85	$18.66	N/A	N/A
End of period	$63.69	$41.04	$33.27	$36.92	$29.80	$26.95	$27.67	$25.85	N/A	N/A
Accumulation units outstanding at the end of period	624,217	680,354	781,308	761,833	589,456	467,592	236,455	138,721	N/A	N/A

JNL/JPMorgan Global Allocation Division
Accumulation unit value:
Beginning of period	$12.47	$10.67	$11.8	$10.27	$9.96	$10.22	N/A	N/A	N/A	N/A
End of period	$13.81	$12.47	$10.67	$11.8	$10.27	$9.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	901,235	183,606	257,945	349,035	430,088	463,600	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	$10.72	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$10.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	880,866	113,915	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$76.87	$55.41	$58.82	$45.84	$45.99	$45.03	$40.84	$29.00	N/A	N/A
End of period	$112.77	$76.87	$55.41	$58.82	$45.84	$45.99	$45.03	$40.84	N/A	N/A
Accumulation units outstanding at the end of period	652,989	557,165	490,828	548,451	418,403	388,575	237,127	115,892	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$24.94	$23.62	$23.72	$23.34	$23.20	$23.29	N/A	N/A	N/A	N/A
End of period	$26.44	$24.94	$23.62	$23.72	$23.34	$23.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,333,551	800,477	687,794	551,077	589,499	360,746	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$15.03	$12.44	$13.97	$10.98	$11.67	$11.27	$11.53	N/A	N/A	N/A
End of period	$16.85	$15.03	$12.44	$13.97	$10.98	$11.67	$11.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	389,513	594,334	635,855	690,240	576,527	573,096	137,558	N/A	N/A	N/A

JNL/Loomis Sayles Global Growth Division
Accumulation unit value:
Beginning of period	$11.42	$8.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.27	$11.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,178	34,362	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lord Abbett Short Duration Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$16.65	$15.55	$15.78	$15.45	$15.28	$15.43	$14.74	$15.28	N/A	N/A
End of period	$17.67	$16.65	$15.55	$15.78	$15.45	$15.28	$15.43	$14.74	N/A	N/A
Accumulation units outstanding at the end of period	1,339,700	1,334,454	1,071,830	1,141,850	917,192	771,357	588,864	180,098	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$12.84	$10.24	$10.97	$10.68	$8.72	$8.56	$8.18	N/A	N/A	N/A
End of period	$15.94	$12.84	$10.24	$10.97	$10.68	$8.72	$8.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	402,229	353,273	345,649	323,825	500,986	116,252	98,749	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$40.14	$31.9	$32.58	$26.91	$25.56	$24.34	$22.16	$15.84	N/A	N/A
End of period	$58.51	$40.14	$31.9	$32.58	$26.91	$25.56	$24.34	$22.16	N/A	N/A
Accumulation units outstanding at the end of period	450,787	368,808	320,844	293,220	191,474	225,776	101,900	47,274	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$11.95	$9.56	$10.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.08	$11.95	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	288,066	376,149	53,826	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$27.76	$22.49	$23.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.99	$27.76	$22.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	427,334	514,509	348,136	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.64	$9.96	$11.85	$8.78	$8.04	$9.58	$10.03	N/A	N/A	N/A
End of period	$13.52	$11.64	$9.96	$11.85	$8.78	$8.04	$9.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,036,530	1,274,346	1,252,931	1,347,629	887,605	552,772	335,587	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$31.19	$28.95	$36.69	$38.13	$30.23	$39.72	$44.69	$35.96	N/A	N/A
End of period	$20.49	$31.19	$28.95	$36.69	$38.13	$30.23	$39.72	$44.69	N/A	N/A
Accumulation units outstanding at the end of period	313,759	233,819	248,818	330,972	305,140	137,132	108,940	44,265	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	$24.15	$18.94	$21.13	$18.43	$15.67	$16.09	$14.61	$10.77	N/A	N/A
End of period	$24.53	$24.15	$18.94	$21.13	$18.43	$15.67	$16.09	$14.61	N/A	N/A
Accumulation units outstanding at the end of period	761,613	957,800	778,870	858,205	635,799	742,397	319,400	200,419	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$20.88	$16.07	$18.81	$15.90	$12.92	$13.18	$11.76	N/A	N/A	N/A
End of period	$20.14	$20.88	$16.07	$18.81	$15.90	$12.92	$13.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	671,914	730,356	796,327	821,293	487,605	241,175	134,983	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$43.19	$35.88	$34.48	$28.36	$29.74	$28.14	$22.68	$16.23	N/A	N/A
End of period	$50.32	$43.19	$35.88	$34.48	$28.36	$29.74	$28.14	$22.68	N/A	N/A
Accumulation units outstanding at the end of period	954,459	908,517	769,482	752,316	572,059	610,343	364,053	96,696	N/A	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$18.88	$15.69	$17.16	$15.01	$13.52	$13.84	N/A	N/A	N/A	N/A
End of period	$21.03	$18.88	$15.69	$17.16	$15.01	$13.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	461,838	603,799	341,501	334,528	152,056	65,613	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	$11.64	$9.03	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.11	$11.64	$9.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	193,046	87,479	42,010	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$27.75	$18.91	$19.22	$14.22	$12.66	$12.23	$10.22	$8.17	N/A	N/A
End of period	$39.93	$27.75	$18.91	$19.22	$14.22	$12.66	$12.23	$10.22	N/A	N/A
Accumulation units outstanding at the end of period	1,292,196	1,136,013	971,651	1,038,931	602,014	498,383	367,101	128,591	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$23.14	$19.25	$22.56	$18.19	$18.20	$18.56	$19.93	N/A	N/A	N/A
End of period	$24.71	$23.14	$19.25	$22.56	$18.19	$18.20	$18.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	853,284	1,156,957	1,237,533	1,350,775	740,102	761,477	530,679	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	$10.47	$8.6	$10.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.33	$10.47	$8.6	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62,605	13,075	10,007	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	$13.81	$10.66	$11.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.51	$13.81	$10.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110,378	55,533	82,261	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$27.81	$22.04	$24.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$31.88	$27.81	$22.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	105,382	99,174	31,216	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$44	$32.03	$32.51	$24.82	$23.19	$23.06	$19.64	$14.04	N/A	N/A
End of period	$64.56	$44	$32.03	$32.51	$24.82	$23.19	$23.06	$19.64	N/A	N/A
Accumulation units outstanding at the end of period	1,266,020	1,027,992	826,743	665,525	483,648	306,407	266,598	36,292	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	$12.16	$9.59	$10.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.42	$12.16	$9.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	147,253	277,202	19,861	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$41.2	$33.09	$37.75	$32.91	$27.63	$28.64	$26.44	$20.05	N/A	N/A
End of period	$46.16	$41.2	$33.09	$37.75	$32.91	$27.63	$28.64	$26.44	N/A	N/A
Accumulation units outstanding at the end of period	1,050,761	1,179,103	1,106,364	1,179,712	928,327	649,197	515,987	141,090	N/A	N/A

JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$31.44	$24.24	$25.70	$21.39	$19.37	$19.37	$17.27	$13.23	N/A	N/A
End of period	$36.72	$31.44	$24.24	$25.70	$21.39	$19.37	$19.37	$17.27	N/A	N/A
Accumulation units outstanding at the end of period	3,778,298	3,764,096	3,909,421	3,827,384	2,903,075	2,166,631	1,871,286	618,405	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$35.87	$29.6	$32.78	$29.30	$23.48	$24.81	$23.91	$17.42	N/A	N/A
End of period	$39.42	$35.87	$29.6	$32.78	$29.30	$23.48	$24.81	$23.91	N/A	N/A
Accumulation units outstanding at the end of period	853,415	949,558	989,885	962,599	708,459	460,853	331,397	165,617	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	$18.2	$14.78	$14.36	$12.98	$11.2	$11.95	N/A	N/A	N/A	N/A
End of period	$17.86	$18.2	$14.78	$14.36	$12.98	$11.2	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	429,775	322,764	373,986	468,298	502,291	205,520	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	$12.35	$9.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.98	$12.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	381,964	220,890	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Commodity Strategy Division
Accumulation unit value:
Beginning of period	$6.6	$5.94	$6.69	$6.34	$5.72	$7.7	N/A	N/A	N/A	N/A
End of period	$6.3	$6.6	$5.94	$6.69	$6.34	$5.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	193,023	409,769	390,636	318,227	288,923	121,240	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$12.32	$11.36	$11.76	$11.1	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.07	$12.32	$11.36	$11.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	669,451	610,026	395,157	299,690	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.64	$9.95	$10.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.07	$10.64	$9.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,088,291	1,629,818	641,136	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	$13.26	$11.69	$12.1	$11.4	$10.81	$11.01	$10.32	$10.59	N/A	N/A
End of period	$14.53	$13.26	$11.69	$12.1	$11.4	$10.81	$11.01	$10.32	N/A	N/A
Accumulation units outstanding at the end of period	1,577,285	1,129,122	811,513	825,573	680,693	510,967	499,834	337,725	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$15.29	$14.23	$14.68	$14.36	$13.77	$14.33	$13.99	$15.53	N/A	N/A
End of period	$16.9	$15.29	$14.23	$14.68	$14.36	$13.77	$14.33	$13.99	N/A	N/A
Accumulation units outstanding at the end of period	846,841	549,327	534,648	482,124	384,866	298,351	345,272	241,506	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$12.52	$11.67	$11.89	$11.65	$10.74	$10.97	$11.04	$10.67	N/A	N/A
End of period	$12.47	$12.52	$11.67	$11.89	$11.65	$10.74	$10.97	$11.04	N/A	N/A
Accumulation units outstanding at the end of period	2,090,859	2,332,992	2,555,382	2,248,609	1,780,076	1,519,204	1,988,101	1,177,267	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$26.19	$23.05	$24.55	$23.03	$19.85	$21.5	$21.65	$20.18	N/A	N/A
End of period	$27.29	$26.19	$23.05	$24.55	$23.03	$19.85	$21.50	$21.65	N/A	N/A
Accumulation units outstanding at the end of period	880,445	889,157	740,179	782,506	764,438	648,787	543,970	292,963	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$18.79	$17.22	$17.58	$17	$16.23	N/A	N/A	N/A	N/A	N/A
End of period	$20.46	$18.79	$17.22	$17.58	$17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	910,944	633,152	421,019	460,564	251,480	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$22.12	$19.25	$22.54	$18.45	$16.97	$16.31	$15.94	N/A	N/A	N/A
End of period	$22.91	$22.12	$19.25	$22.54	$18.45	$16.97	$16.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	172,486	184,442	176,462	150,998	84,023	163,708	63,302	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$16.67	$14.68	$17.37	$14.16	$14.55	$14.96	$15.62	N/A	N/A	N/A
End of period	$16.37	$16.67	$14.68	$17.37	$14.16	$14.55	$14.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	285,416	332,706	411,628	434,573	293,548	295,603	173,963	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$17.75	$15.76	$20.63	$21.27	$15.96	$16.96	$16.52	N/A	N/A	N/A
End of period	$19.11	$17.75	$15.76	$20.63	$21.27	$15.96	$16.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	364,522	351,924	367,493	472,182	488,878	157,946	146,123	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$24.92	$21.03	$23.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.17	$24.92	$21.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,484	45,905	39,134	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Balanced Division
Accumulation unit value:
Beginning of period	$12.97	$10.63	$11.52	$10.06	$9.84	$10.40	N/A	N/A	N/A	N/A
End of period	$14.4	$12.97	$10.63	$11.52	$10.06	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,878,553	2,351,928	2,525,995	1,065,364	783,005	1,017,007	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$17.99	$14.62	$14.69	$12.9	$12.07	$11.65	$10.52	N/A	N/A	N/A
End of period	$20.95	$17.99	$14.62	$14.69	$12.9	$12.07	$11.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,182,477	10,676,071	7,488,504	6,690,015	4,443,546	2,009,177	769,632	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$104.52	$80.39	$82.25	$62.07	$61.72	$56.23	$52.17	$37.94	N/A	N/A
End of period	$142.07	$104.52	$80.39	$82.25	$62.07	$61.72	$56.23	$52.17	N/A	N/A
Accumulation units outstanding at the end of period	705,888	780,899	693,390	643,408	469,977	431,303	225,460	107,760	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$11.33	$10.98	$10.96	$10.92	$10.86	$10.92	$10.97	$11.05	N/A	N/A
End of period	$11.68	$11.33	$10.98	$10.96	$10.92	$10.86	$10.92	$10.97	N/A	N/A
Accumulation units outstanding at the end of period	3,091,202	2,008,507	1,758,773	1,987,191	1,611,318	906,584	511,923	248,457	N/A	N/A

JNL/T. Rowe Price U.S. High Yield Division
Accumulation unit value:
Beginning of period	$11.55	$10.57	$10.89	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.85	$11.55	$10.57	$10.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	668,850	507,769	81,413	50,744	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$38.77	$31.01	$34.59	$29.38	$26.74	$27.47	$24.46	$17.99	N/A	N/A
End of period	$42.39	$38.77	$31.01	$34.59	$29.38	$26.74	$27.47	$24.46	N/A	N/A
Accumulation units outstanding at the end of period	1,369,039	1,108,523	1,052,635	1,072,171	872,495	731,719	544,590	266,528	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$13.16	$10.55	$10.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.24	$13.16	$10.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	372,085	433,803	237,338	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$12.1	$9.86	$10.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.31	$12.1	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	808,069	504,005	374,055	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$10.68	$10.01	$10.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.18	$10.68	$10.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	374,462	288,088	127,016	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.64	$9.56	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.12	$11.64	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	989,857	814,193	469,141	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$11.66	$9.01	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.11	$11.66	$9.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	913,158	754,388	602,425	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.6	$8.84	$10.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	$10.6	$8.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	753,507	760,968	457,144	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.08	$9.66	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.05	$11.08	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	435,375	329,224	197,082	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.36	$9.6	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.58	$11.36	$9.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	951,416	395,117	410,189	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$12.4	$9.82	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	$12.4	$9.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	169,979	278,859	563,989	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$12.91	$10	$10.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.38	$12.91	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	903,021	739,035	556,670	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$17.2	$12.8	$14.01	$10.73	$10.81	$10.31	N/A	N/A	N/A	N/A
End of period	$22.51	$17.2	$12.80	$14.01	$10.73	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	631,303	547,170	289,799	214,286	93,367	33,982	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$11.59	$10.46	$10.05	$9.60	$9.44	N/A	N/A	N/A	N/A	N/A
End of period	$12.22	$11.59	$10.46	$10.05	$9.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	173,248	119,469	88,718	50,682	4,584	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$62.45	$51.85	$54.14	$48.54	$44.18	$44.97	$41.28	$34.89	N/A	N/A
End of period	$67.07	$62.45	$51.85	$54.14	$48.54	$44.18	$44.97	$41.28	N/A	N/A
Accumulation units outstanding at the end of period	1,410,409	1,400,708	1,250,246	1,172,233	883,965	460,589	372,915	121,800	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$13.44	$13.35	$13.31	$13.41	$13.52	$13.63	$13.75	$13.87	N/A	N/A
End of period	$13.35	$13.44	$13.35	$13.31	$13.41	$13.52	$13.63	$13.75	N/A	N/A
Accumulation units outstanding at the end of period	4,380,307	2,684,184	1,835,004	1,853,509	2,332,160	2,226,008	1,365,208	1,593,970	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.25%

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.22	$13.03	$14.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.64	$16.22	$13.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,388,580	1,713,023	2,054,220	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$12.15	$10.94	$11.44	$10.73	$10.4	$10.71	$10.46	$10.50	N/A	N/A
End of period	$12.9	$12.15	$10.94	$11.44	$10.73	$10.4	$10.71	$10.46	N/A	N/A
Accumulation units outstanding at the end of period	6,559,470	5,789,709	5,540,932	5,537,772	4,487,193	4,662,221	3,825,340	2,133,706	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.89	$13.83	$15.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.24	$16.89	$13.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,394,436	1,772,953	1,850,611	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	$17.07	$14.21	$15.84	$13.43	$12.54	$12.7	$12.3	$10.51	N/A	N/A
End of period	$18.93	$17.07	$14.21	$15.84	$13.43	$12.54	$12.7	$12.30	N/A	N/A
Accumulation units outstanding at the end of period	1,147,399	1,539,490	1,750,352	1,947,301	1,956,895	1,795,159	1,349,235	1,259,940	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	$13.4	$11.86	$12.69	$11.53	$11.06	$11.17	$10.87	$10.32	N/A	N/A
End of period	$14.38	$13.4	$11.86	$12.69	$11.53	$11.06	$11.17	$10.87	N/A	N/A
Accumulation units outstanding at the end of period	1,535,618	1,920,916	2,306,196	2,567,986	2,623,595	2,407,929	1,404,542	1,012,393	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.4	$13.21	$14.43	$12.62	$11.94	$12.07	$11.69	$10.41	N/A	N/A
End of period	$16.91	$15.4	$13.21	$14.43	$12.62	$11.94	$12.07	$11.69	N/A	N/A
Accumulation units outstanding at the end of period	2,321,272	2,741,962	3,216,454	3,599,982	4,031,907	3,704,705	2,532,114	1,893,251	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$13.99	$12.25	$13.05	$11.96	$11.51	$11.81	$11.53	$10.41	N/A	N/A
End of period	$15.37	$13.99	$12.25	$13.05	$11.96	$11.51	$11.81	$11.53	N/A	N/A
Accumulation units outstanding at the end of period	6,327,156	6,235,426	7,151,013	7,904,721	8,686,958	9,674,672	8,519,385	4,915,607	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.69	$14.14	$15.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.60	$16.69	$14.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,930,533	7,052,029	8,183,723	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$10.24	$9.5	$10	$9.52	$9.49	N/A	N/A	N/A	N/A	N/A
End of period	$10.87	$10.24	$9.5	$10	$9.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,527,215	223,801	230,864	164,860	121,299	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$14.43	$12.4	$15.38	$12.11	$10.28	$12.80	$13.68	$14.01	N/A	N/A
End of period	$15.52	$14.43	$12.40	$15.38	$12.11	$10.28	$12.80	$13.68	N/A	N/A
Accumulation units outstanding at the end of period	1,043,819	777,751	944,174	1,047,997	970,917	888,803	837,743	549,511	N/A	N/A

JNL Multi-Manager International Small Cap Division
Accumulation unit value:
Beginning of period	$10.46	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.65	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,224	55,775	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$14.43	$11.35	$12.19	$10.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.32	$14.43	$11.35	$12.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	188,013	207,547	161,332	67,813	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$65.47	$48.79	$50.44	$40.14	$38.43	N/A	N/A	N/A	N/A	N/A
End of period	$94.68	$65.47	$48.79	$50.44	$40.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	229,694	227,841	203,548	104,381	37,525	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$23.53	$19.02	$22.6	$20.61	$16.86	$18.85	$19.06	$14.36	N/A	N/A
End of period	$24.58	$23.53	$19.02	$22.6	$20.61	$16.86	$18.85	$19.06	N/A	N/A
Accumulation units outstanding at the end of period	348,933	396,232	443,786	510,125	528,740	534,705	529,928	345,486	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	$10.92	$9.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.21	$10.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	223,729	221,893	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/American Funds Capital World Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$17.83	$13.38	$14.94	$11.54	$11.63	$11.05	$10.96	N/A	N/A	N/A
End of period	$22.90	$17.83	$13.38	$14.94	$11.54	$11.63	$11.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,306,182	1,611,672	1,850,899	1,558,621	1,294,315	1,502,433	596,435	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$18.11	$14.87	$15.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.47	$18.11	$14.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,158,481	713,909	682,081	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$26	$20.2	$20.58	$16.30	$15.13	$14.40	$13.50	$10.56	N/A	N/A
End of period	$38.92	$26	$20.20	$20.58	$16.30	$15.13	$14.40	$13.50	N/A	N/A
Accumulation units outstanding at the end of period	2,516,074	2,566,438	2,684,781	2,678,164	2,178,759	2,126,108	1,444,951	786,657	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$26.05	$20.99	$21.73	$18.05	$16.45	$16.49	$15.16	$11.55	N/A	N/A
End of period	$29.1	$26.05	$20.99	$21.73	$18.05	$16.45	$16.49	$15.16	N/A	N/A
Accumulation units outstanding at the end of period	3,027,150	3,653,137	3,706,227	3,718,429	3,455,915	3,241,729	2,598,494	1,140,369	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$15.52	$12.83	$15.03	$11.56	$11.35	$12.08	$12.62	N/A	N/A	N/A
End of period	$17.4	$15.52	$12.83	$15.03	$11.56	$11.35	$12.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,081,519	1,309,772	1,587,092	1,663,726	1,170,840	1,264,824	584,055	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.97	$13.63	$14.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.51	$15.97	$13.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,629,262	1,635,205	1,262,389	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$18.15	$14.59	$17.06	$14.04	$13.17	$13.57	N/A	N/A	N/A	N/A
End of period	$19.95	$18.15	$14.59	$17.06	$14.04	$13.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	97,879	141,251	152,619	196,211	243,892	369,844	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$8.81	$8.9	$9.94	$10.20	$11.30	$11.19	$10.39	$9.82	N/A	N/A
End of period	$8.52	$8.81	$8.9	$9.94	$10.20	$11.30	$11.19	$10.39	N/A	N/A
Accumulation units outstanding at the end of period	1,055,678	1,282,159	1,624,896	2,147,941	3,968,947	4,390,781	2,515,217	2,270,560	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$14.37	$12.36	$13.55	$12.05	$11.74	$12.05	$11.98	$10.61	N/A	N/A
End of period	$16.88	$14.37	$12.36	$13.55	$12.05	$11.74	$12.05	$11.98	N/A	N/A
Accumulation units outstanding at the end of period	2,951,141	3,618,637	4,399,031	5,011,280	5,650,208	6,682,664	5,620,914	3,391,451	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.92	$6.99	$8.55	$8.92	$7.14	$9.48	$11.19	$10.35	N/A	N/A
End of period	$8.16	$7.92	$6.99	$8.55	$8.92	$7.14	$9.48	$11.19	N/A	N/A
Accumulation units outstanding at the end of period	1,760,197	971,679	1,103,038	1,286,434	1,661,870	1,672,461	1,018,021	655,328	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$10.19	$9.84	$11.01	$10.35	$10.28	$9.82	N/A	N/A	N/A	N/A
End of period	$10.03	$10.19	$9.84	$11.01	$10.35	$10.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	234,272	305,842	458,333	487,184	515,797	502,672	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$16.1	$13.71	$16.83	$13.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.84	$16.1	$13.71	$16.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	135,069	150,679	122,662	112,013	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$13.86	$10.66	$11.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.86	$13.86	$10.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	339,608	452,880	226,773	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.66	$9.72	$11.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.74	$11.66	$9.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	254,102	325,017	254,856	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.48	$9.82	$10.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.49	$11.48	$9.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	359,718	412,408	266,225	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$41.28	$32.27	$35.42	$29.83	$26.49	$27.40	$25.26	$18.93	N/A	N/A
End of period	$47.23	$41.28	$32.27	$35.42	$29.83	$26.49	$27.40	$25.26	N/A	N/A
Accumulation units outstanding at the end of period	506,992	656,057	705,455	713,372	704,643	666,515	536,699	220,085	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	$18.83	$15.71	$18.43	$16.94	$13.53	$14.4	$14.29	$10.07	N/A	N/A
End of period	$21.04	$18.83	$15.71	$18.43	$16.94	$13.53	$14.40	$14.29	N/A	N/A
Accumulation units outstanding at the end of period	369,252	445,269	480,289	493,088	466,038	471,277	527,210	315,792	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$22.50	$21.13	$21.49	$20.65	$20.35	$20.53	$19.99	$20.67	N/A	N/A
End of period	$23.35	$22.50	$21.13	$21.49	$20.65	$20.35	$20.53	$19.99	N/A	N/A
Accumulation units outstanding at the end of period	1,913,197	2,131,924	2,239,573	2,498,211	2,472,434	2,263,702	1,740,656	1,295,686	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	$11.64	$10.58	$11.02	$10.4	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	$11.64	$10.58	$11.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	581,313	218,741	174,071	257,016	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$19.21	$14.56	$15.44	$12.86	$10.95	N/A	N/A	N/A	N/A	N/A
End of period	$21.86	$19.21	$14.56	$15.44	$12.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,010,856	2,630,880	2,431,147	2,381,755	1,480,397	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$11.43	$10.96	$10.9	$10.61	$10.52	$10.48	$9.96	N/A	N/A	N/A
End of period	$11.59	$11.43	$10.96	$10.9	$10.61	$10.52	$10.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,166,392	4,713,327	4,374,167	4,750,218	5,577,681	4,541,618	1,727,620	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$17.64	$14.07	$15.22	$14.02	$12.61	$15.68	$14.79	$12.13	N/A	N/A
End of period	$16.78	$17.64	$14.07	$15.22	$14.02	$12.61	$15.68	$14.79	N/A	N/A
Accumulation units outstanding at the end of period	935,125	1,140,962	1,376,811	1,769,821	2,013,234	2,566,348	3,097,201	1,514,246	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.59	$11.62	$11.68	$11.42	$11.14	$11.77	$11.97	$11.71	N/A	N/A
End of period	$10.67	$11.59	$11.62	$11.68	$11.42	$11.14	$11.77	$11.97	N/A	N/A
Accumulation units outstanding at the end of period	2,230,028	2,110,532	2,291,074	2,377,672	2,402,020	2,904,375	3,035,056	1,837,560	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$17.32	$15.11	$15.99	$14.73	$13.07	$14.28	$14.02	N/A	N/A	N/A
End of period	$17.25	$17.32	$15.11	$15.99	$14.73	$13.07	$14.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,846,609	2,368,170	2,433,535	2,639,342	2,793,857	3,078,540	3,459,875	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.12	$10.37	$13.09	$10.02	$10.26	$10.01	$11.19	$8.56	N/A	N/A
End of period	$11.57	$12.12	$10.37	$13.09	$10.02	$10.26	$10.01	$11.19	N/A	N/A
Accumulation units outstanding at the end of period	519,987	626,156	727,843	743,949	634,146	887,522	670,087	376,648	N/A	N/A

JNL/Goldman Sachs 4 Division
Accumulation unit value:
Beginning of period	$26.99	$21.85	$23.61	$20.72	$19.02	$20.28	$17.95	$12.66	N/A	N/A
End of period	$27.85	$26.99	$21.85	$23.61	$20.72	$19.02	$20.28	$17.95	N/A	N/A
Accumulation units outstanding at the end of period	3,506,156	4,489,907	5,409,422	6,364,375	7,882,274	8,380,206	6,794,696	3,180,401	N/A	N/A

JNL/Goldman Sachs Competitive Advantage Division
Accumulation unit value:
Beginning of period	$31.97	$25.02	$26.04	$22.04	$21.11	$21.12	N/A	N/A	N/A	N/A
End of period	$37.54	$31.97	$25.02	$26.04	$22.04	$21.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	227,940	308,653	368,896	471,631	606,971	704,967	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$27.5	$21.82	$23.33	$21.10	$18.14	$18.25	N/A	N/A	N/A	N/A
End of period	$26.2	$27.5	$21.82	$23.33	$21.10	$18.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,165,031	1,544,509	1,561,409	1,832,950	2,256,481	958,812	N/A	N/A	N/A	N/A

JNL/Goldman Sachs International 5 Division
Accumulation unit value:
Beginning of period	$12.43	$10.69	$12.8	$9.74	$9.11	$9.43	N/A	N/A	N/A	N/A
End of period	$12.17	$12.43	$10.69	$12.8	$9.74	$9.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	281,621	349,421	408,276	470,511	424,868	385,569	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Intrinsic Value Division
Accumulation unit value:
Beginning of period	$26.05	$21.75	$23.39	$19.91	$19.15	$22.51	N/A	N/A	N/A	N/A
End of period	$25.89	$26.05	$21.75	$23.39	$19.91	$19.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	239,865	362,819	370,404	439,141	531,844	643,074	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Goldman Sachs Total Yield Division
Accumulation unit value:
Beginning of period	$22.22	$18.43	$21.01	$19.16	$17.23	$18.9	N/A	N/A	N/A	N/A
End of period	$22.46	$22.22	$18.43	$21.01	$19.16	$17.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	189,795	245,024	290,900	348,029	423,496	421,432	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$10.52	$8.8	$9.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.83	$10.52	$8.8	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	283,186	168,950	63,563	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.61	$9.21	$11.84	$9.76	$8.79	N/A	N/A	N/A	N/A	N/A
End of period	$12.75	$11.61	$9.21	$11.84	$9.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,721,604	2,199,037	2,707,035	3,470,578	238,043	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	$11.56	$9.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,128	74,714	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$11.53	$9.43	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.46	$11.53	$9.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	99,672	137,184	82,816	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$20.54	$16.98	$18.36	$16.87	$16.68	$17.06	$15.01	$14.79	N/A	N/A
End of period	$17.83	$20.54	$16.98	$18.36	$16.87	$16.68	$17.06	$15.01	N/A	N/A
Accumulation units outstanding at the end of period	875,627	1,089,043	1,292,716	1,421,710	1,637,544	1,861,156	1,609,574	908,515	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$25.6	$20.23	$24.12	$19.83	$20.32	$21.00	$21.21	$18.05	N/A	N/A
End of period	$28.77	$25.6	$20.23	$24.12	$19.83	$20.32	$21.00	$21.21	N/A	N/A
Accumulation units outstanding at the end of period	360,488	436,428	548,325	599,581	648,742	673,119	546,573	328,647	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.16	$31.06	$34.60	$28.04	$25.46	$26.25	$24.61	$17.84	N/A	N/A
End of period	$58.98	$38.16	$31.06	$34.60	$28.04	$25.46	$26.25	$24.61	N/A	N/A
Accumulation units outstanding at the end of period	471,168	648,255	797,451	797,171	808,632	861,591	503,191	293,735	N/A	N/A

JNL/JPMorgan Global Allocation Division
Accumulation unit value:
Beginning of period	$12.19	$10.48	$11.62	$10.16	$9.89	$10.19	N/A	N/A	N/A	N/A
End of period	$13.44	$12.19	$10.48	$11.62	$10.16	$9.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,746,343	332,390	376,058	433,346	575,678	665,098	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	$10.67	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.04	$10.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,602,228	306,647	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$69.65	$50.41	$53.73	$42.04	$42.35	$41.63	$37.91	$27.03	N/A	N/A
End of period	$101.78	$69.65	$50.41	$53.73	$42.04	$42.35	$41.63	$37.91	N/A	N/A
Accumulation units outstanding at the end of period	666,922	762,588	813,984	791,084	740,037	935,375	507,092	274,858	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$22.6	$21.49	$21.67	$21.40	$21.36	$21.53	N/A	N/A	N/A	N/A
End of period	$23.87	$22.6	$21.49	$21.67	$21.40	$21.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,198,750	1,160,325	962,159	1,003,037	1,247,566	892,893	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$14.64	$12.16	$13.71	$10.82	$11.55	$11.20	$11.50	N/A	N/A	N/A
End of period	$16.34	$14.64	$12.16	$13.71	$10.82	$11.55	$11.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	231,588	306,268	337,383	359,700	400,276	540,960	223,470	N/A	N/A	N/A

JNL/Loomis Sayles Global Growth Division
Accumulation unit value:
Beginning of period	$11.36	$8.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.13	$11.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,893	49,915	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lord Abbett Short Duration Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$15.49	$14.53	$14.8	$14.55	$14.45	$14.65	$14.05	$14.63	N/A	N/A
End of period	$16.38	$15.49	$14.53	$14.8	$14.55	$14.45	$14.65	$14.05	N/A	N/A
Accumulation units outstanding at the end of period	2,022,046	1,862,967	1,749,744	1,744,782	1,596,325	1,261,394	951,695	355,382	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$11.83	$9.47	$10.18	$9.96	$8.16	$8.05	$7.72	$6.46	N/A	N/A
End of period	$14.63	$11.83	$9.47	$10.18	$9.96	$8.16	$8.05	$7.72	N/A	N/A
Accumulation units outstanding at the end of period	298,897	377,031	336,942	429,114	735,532	385,029	291,204	203,647	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$36.97	$29.51	$30.25	$25.09	$23.93	$22.88	$20.91	$15.00	N/A	N/A
End of period	$53.68	$36.97	$29.51	$30.25	$25.09	$23.93	$22.88	$20.91	N/A	N/A
Accumulation units outstanding at the end of period	539,122	640,511	766,070	716,231	780,748	1,081,078	551,285	413,131	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$11.84	$9.51	$10.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.91	$11.84	$9.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	281,327	235,255	97,308	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$25.57	$20.8	$21.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.52	$25.57	$20.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	271,023	378,377	190,000	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.26	$9.67	$11.55	$8.6	$7.91	$9.45	$9.94	$10.50	N/A	N/A
End of period	$13.02	$11.26	$9.67	$11.55	$8.6	$7.91	$9.45	$9.94	N/A	N/A
Accumulation units outstanding at the end of period	813,914	1,045,099	1,164,524	1,304,327	948,085	698,184	490,758	312,959	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$28.73	$26.78	$34.08	$35.55	$28.29	$37.33	$42.17	$34.07	N/A	N/A
End of period	$18.8	$28.73	$26.78	$34.08	$35.55	$28.29	$37.33	$42.17	N/A	N/A
Accumulation units outstanding at the end of period	494,657	434,172	492,707	586,406	757,538	666,612	379,088	150,931	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	$23.41	$18.43	$20.64	$18.07	$15.44	$15.90	$14.50	$10.73	N/A	N/A
End of period	$23.68	$23.41	$18.43	$20.64	$18.07	$15.44	$15.90	$14.50	N/A	N/A
Accumulation units outstanding at the end of period	739,597	947,933	922,661	1,132,039	1,358,450	1,758,648	851,291	592,592	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$19.24	$14.86	$17.47	$14.83	$12.10	$12.39	$11.09	$8.42	N/A	N/A
End of period	$18.48	$19.24	$14.86	$17.47	$14.83	$12.10	$12.39	$11.09	N/A	N/A
Accumulation units outstanding at the end of period	675,505	887,526	1,054,251	1,323,101	1,233,748	1,007,672	580,781	286,189	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$39.79	$33.19	$32.02	$26.44	$27.84	$26.45	$21.40	$15.38	N/A	N/A
End of period	$46.18	$39.79	$33.19	$32.02	$26.44	$27.84	$26.45	$21.40	N/A	N/A
Accumulation units outstanding at the end of period	1,324,453	1,459,421	1,738,071	1,762,388	1,912,257	2,795,790	1,828,754	772,972	N/A	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$17.94	$14.97	$16.44	$14.44	$13.06	$13.43	N/A	N/A	N/A	N/A
End of period	$19.91	$17.94	$14.97	$16.44	$14.44	$13.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	292,629	407,930	330,825	331,863	284,432	282,065	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	$11.54	$8.99	$10.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.94	$11.54	$8.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	121,619	123,726	23,929	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$25.57	$17.49	$17.85	$13.26	$11.85	$11.49	$9.65	$7.74	N/A	N/A
End of period	$36.64	$25.57	$17.49	$17.85	$13.26	$11.85	$11.49	$9.65	N/A	N/A
Accumulation units outstanding at the end of period	1,680,598	1,851,824	1,987,203	1,907,111	1,608,207	1,821,295	1,106,784	347,655	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$21.53	$17.99	$21.16	$17.14	$17.22	$17.62	$19.00	$15.84	N/A	N/A
End of period	$22.90	$21.53	$17.99	$21.16	$17.14	$17.22	$17.62	$19.00	N/A	N/A
Accumulation units outstanding at the end of period	746,282	904,455	1,001,490	1,185,676	1,011,544	1,009,968	726,842	382,103	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	$10.37	$8.55	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.17	$10.37	$8.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	192,512	23,560	29,841	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	$13.67	$10.59	$11.2	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.27	$13.67	$10.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	87,720	58,448	22,621	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$25.62	$20.39	$22.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.26	$25.62	$20.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,816	35,036	22,668	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$41.4	$30.25	$30.83	$23.64	$22.17	$22.13	$18.92	$13.58	N/A	N/A
End of period	$60.5	$41.4	$30.25	$30.83	$23.64	$22.17	$22.13	$18.92	N/A	N/A
Accumulation units outstanding at the end of period	1,126,643	1,072,875	1,188,670	1,070,852	865,331	738,524	488,420	163,582	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	$12.05	$9.54	$10.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	$12.05	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	112,825	273,366	71,076	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$38.35	$30.92	$35.42	$31	$26.13	$27.19	$25.21	$19.19	N/A	N/A
End of period	$42.79	$38.35	$30.92	$35.42	$31	$26.13	$27.19	$25.21	N/A	N/A
Accumulation units outstanding at the end of period	1,083,209	1,277,302	1,371,307	1,449,745	1,465,706	1,171,504	893,679	517,291	N/A	N/A

JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$29.27	$22.65	$24.11	$20.15	$18.32	$18.39	$16.47	$12.67	N/A	N/A
End of period	$34.04	$29.27	$22.65	$24.11	$20.15	$18.32	$18.39	$16.47	N/A	N/A
Accumulation units outstanding at the end of period	2,945,930	3,227,197	3,379,710	3,729,629	3,348,415	2,912,344	2,141,141	1,131,372	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$33.39	$27.66	$30.76	$27.60	$22.20	$23.56	$22.79	$16.67	N/A	N/A
End of period	$36.54	$33.39	$27.66	$30.76	$27.60	$22.20	$23.56	$22.79	N/A	N/A
Accumulation units outstanding at the end of period	845,122	1,041,916	1,097,930	1,074,843	1,053,683	826,326	560,149	335,827	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	$17.72	$14.45	$14.1	$12.79	$11.09	$11.87	$9.52	N/A	N/A	N/A
End of period	$17.32	$17.72	$14.45	$14.1	$12.79	$11.09	$11.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	804,559	1,089,033	1,148,585	1,051,323	1,145,631	866,871	1,180,417	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	$12.28	$9.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.85	$12.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	494,452	408,243	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Commodity Strategy Division
Accumulation unit value:
Beginning of period	$6.45	$5.83	$6.6	$6.28	$5.68	$7.67	N/A	N/A	N/A	N/A
End of period	$6.14	$6.45	$5.83	$6.6	$6.28	$5.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	169,250	307,734	354,109	341,079	314,832	176,439	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.95	$11.06	$11.49	$10.9	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.62	$11.95	$11.06	$11.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	769,791	808,346	692,090	758,738	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.54	$9.9	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.93	$10.54	$9.9	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,001,728	2,372,359	1,268,459	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	$12.85	$11.37	$11.81	$11.18	$10.65	$10.88	$10.24	$10.55	N/A	N/A
End of period	$14.03	$12.85	$11.37	$11.81	$11.18	$10.65	$10.88	$10.24	N/A	N/A
Accumulation units outstanding at the end of period	2,020,369	1,886,499	1,347,133	1,693,972	1,532,111	1,233,171	920,119	612,556	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.52	$13.56	$14.05	$13.79	$13.28	$13.88	$13.61	$15.16	N/A	N/A
End of period	$15.98	$14.52	$13.56	$14.05	$13.79	$13.28	$13.88	$13.61	N/A	N/A
Accumulation units outstanding at the end of period	1,562,359	1,206,705	1,319,278	1,476,220	1,297,477	1,254,472	1,331,995	966,906	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$12.08	$11.3	$11.56	$11.38	$10.53	$10.80	$10.91	$10.59	N/A	N/A
End of period	$11.98	$12.08	$11.3	$11.56	$11.38	$10.53	$10.80	$10.91	N/A	N/A
Accumulation units outstanding at the end of period	3,503,332	5,337,890	6,886,396	6,016,902	6,133,862	7,489,210	7,427,862	5,106,625	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$24	$21.2	$22.67	$21.36	$18.48	$20.1	$20.32	$19.02	N/A	N/A
End of period	$24.91	$24	$21.2	$22.67	$21.36	$18.48	$20.1	$20.32	N/A	N/A
Accumulation units outstanding at the end of period	1,400,836	1,865,813	1,721,525	2,082,883	2,155,150	1,954,497	2,006,331	1,433,799	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$17.98	$16.54	$16.96	$16.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.5	$17.98	$16.54	$16.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,250,111	897,483	586,129	666,791	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$21.15	$18.48	$21.73	$17.85	$16.49	$15.91	$15.61	$14.03	N/A	N/A
End of period	$21.82	$21.15	$18.48	$21.73	$17.85	$16.49	$15.91	$15.61	N/A	N/A
Accumulation units outstanding at the end of period	148,033	186,876	207,700	273,311	301,781	375,814	181,598	83,999	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$15.94	$14.09	$16.74	$13.70	$14.13	$14.59	$15.30	$11.86	N/A	N/A
End of period	$15.59	$15.94	$14.09	$16.74	$13.70	$14.13	$14.59	$15.30	N/A	N/A
Accumulation units outstanding at the end of period	239,363	299,996	454,568	561,676	633,096	803,906	500,903	163,865	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$16.87	$15.04	$19.76	$20.46	$15.42	$16.44	$16.09	$11.90	N/A	N/A
End of period	$18.1	$16.87	$15.04	$19.76	$20.46	$15.42	$16.44	$16.09	N/A	N/A
Accumulation units outstanding at the end of period	380,091	449,860	505,205	604,357	861,305	521,488	600,869	286,516	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$23.45	$19.86	$22.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.46	$23.45	$19.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74,337	85,166	96,427	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Balanced Division
Accumulation unit value:
Beginning of period	$12.68	$10.43	$11.36	$9.95	$9.77	$10.37	N/A	N/A	N/A	N/A
End of period	$14.02	$12.68	$10.43	$11.36	$9.95	$9.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,375,205	8,093,045	9,257,577	2,504,369	3,082,000	4,408,741	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$17.54	$14.31	$14.44	$12.73	$11.96	$11.59	$10.51	N/A	N/A	N/A
End of period	$20.35	$17.54	$14.31	$14.44	$12.73	$11.96	$11.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,157,325	17,176,641	16,119,901	15,699,526	12,906,139	7,368,091	1,858,758	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$94.71	$73.14	$75.13	$56.93	$56.83	$51.98	$48.42	$35.36	N/A	N/A
End of period	$128.22	$94.71	$73.14	$75.13	$56.93	$56.83	$51.98	$48.42	N/A	N/A
Accumulation units outstanding at the end of period	876,975	1,075,098	1,193,556	1,105,204	946,320	1,131,217	625,936	389,669	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.73	$10.44	$10.46	$10.47	$10.45	$10.55	$10.63	$10.76	N/A	N/A
End of period	$11.02	$10.73	$10.44	$10.46	$10.47	$10.45	$10.55	$10.63	N/A	N/A
Accumulation units outstanding at the end of period	5,513,526	4,916,592	4,401,038	3,984,818	4,605,482	3,889,309	2,963,618	1,333,400	N/A	N/A

JNL/T. Rowe Price U.S. High Yield Division
Accumulation unit value:
Beginning of period	$11.39	$10.46	$10.82	$10.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	$11.39	$10.46	$10.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	750,069	801,417	184,284	149,409	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$35.84	$28.77	$32.22	$27.49	$25.11	$25.90	$23.16	$17.10	N/A	N/A
End of period	$39.02	$35.84	$28.77	$32.22	$27.49	$25.11	$25.90	$23.16	N/A	N/A
Accumulation units outstanding at the end of period	893,480	1,038,787	1,170,498	1,276,247	1,209,207	1,233,460	1,260,834	808,759	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$13.04	$10.5	$11.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	$13.04	$10.5	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	562,706	619,437	609,904	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$11.99	$9.81	$10.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	$11.99	$9.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	600,413	551,556	327,521	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$10.58	$9.96	$9.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.04	$10.58	$9.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	469,169	386,038	194,738	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.54	$9.51	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.95	$11.54	$9.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	490,246	400,176	365,862	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$11.55	$8.96	$10.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.88	$11.55	$8.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	822,500	805,468	811,471	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.5	$8.79	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.49	$10.5	$8.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	348,759	347,622	242,202	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.98	$9.61	$10.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.89	$10.98	$9.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,266,524	1,152,468	710,564	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.26	$9.55	$10.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	$11.26	$9.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	865,873	965,774	690,570	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$12.28	$9.77	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.85	$12.28	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	177,720	425,069	435,733	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$12.79	$9.95	$11.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.18	$12.79	$9.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	579,789	535,886	347,403	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$16.77	$12.53	$13.77	$10.59	$10.71	$10.25	$10.48	N/A	N/A	N/A
End of period	$21.86	$16.77	$12.53	$13.77	$10.59	$10.71	$10.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	403,913	488,984	350,230	324,938	173,108	130,797	55,383	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$11.38	$10.31	$9.95	$9.54	$9.41	N/A	N/A	N/A	N/A	N/A
End of period	$11.94	$11.38	$10.31	$9.95	$9.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	201,694	319,124	292,827	67,845	75,170	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$56.59	$47.17	$49.46	$44.52	$40.68	$41.57	$38.32	$32.51	N/A	N/A
End of period	$60.54	$56.59	$47.17	$49.46	$44.52	$40.68	$41.57	$38.32	N/A	N/A
Accumulation units outstanding at the end of period	2,438,590	2,890,750	2,988,652	3,052,621	2,693,153	2,482,158	1,869,200	754,635	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.18	$12.14	$12.16	$12.29	$12.45	$12.60	$12.76	$12.92	N/A	N/A
End of period	$12.05	$12.18	$12.14	$12.16	$12.29	$12.45	$12.60	$12.76	N/A	N/A
Accumulation units outstanding at the end of period	8,171,081	4,252,982	7,661,673	4,896,037	7,450,117	7,514,528	4,498,036	2,786,276	N/A	N/A

Mailing Address and Contact Information
Annuity Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-644-4565 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 26, 2021

ELITE ACCESS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 26, 2021. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-644-4565.

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General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, and JNL/Mellon Dow SM Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not :
• Sponsor, endorse, sell or promote the Products.
• Recommend that any person invest in the Products.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.
• Have any responsibility or liability for the administration, management or marketing of the Products.
• Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
•Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
•The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
•The accuracy or completeness of the Indexes and its data;
•The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
•Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
2

•Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR ® is a registered trademark of Standard & Poor’s Financial Services LLC.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq ® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ ® 100 INDEX FUND.

THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND (“JNL FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX
3

(COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUND OR THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUND, OWNERS OF THE JNL FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE
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QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares ® and BlackRock ® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar ® and the Morningstar Indices (as defined below) are service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC ("JNAM").

Fund (collectively, the “JNL Funds”)	Index (collectively, the “Morningstar Indices”)
JNL/Mellon International Index Fund	Morningstar® Developed Markets ex-North America Target Market Exposure Index℠
JNL/Mellon Emerging Markets Index Fund	Morningstar® Emerging Markets Target Market Exposure Index℠
JNL/Mellon World Index Fund	Morningstar® Developed Markets America Target Market Exposure Index℠
JNL/Mellon U.S. Stock Market Index Fund	Morningstar® US Market Index℠
JNL/Mellon Communication Services Sector Fund	Morningstar® US Communication Services Index℠
JNL/Mellon Consumer Discretionary Sector Fund	Morningstar® US Consumer Cyclical Sector Index℠
JNL/Mellon Consumer Staples Sector Fund	Morningstar® US Consumer Defensive Sector Index℠
JNL/Mellon Energy Sector Fund	Morningstar® US Energy Sector Index℠
JNL/Mellon Financial Sector Fund	Morningstar® US Financial Services Sector Index℠
JNL/Mellon Healthcare Sector Fund	Morningstar® US Healthcare Sector Index℠
JNL/Mellon Industrials Sector Fund	Morningstar® US Industrials Sector Index℠
JNL/Mellon Information Technology Sector Fund	Morningstar® US Technology Sector Index℠
JNL/Mellon Materials Sector Fund	Morningstar® US Basic Materials Sector Index℠
JNL/Mellon Real Estate Sector Fund	Morningstar® US Real Estate Sector Index℠
JNL/Mellon Utilities Sector Fund	Morningstar® US Utilities Sector Index℠
JNL/Morningstar Wide Moat Index Fund	Morningstar® Wide Moat FocusSM Index
JNL/Morningstar PitchBook Listed Private Equity Index Fund	Morningstar® PitchBook Listed Private Equity Index

The JNL Funds are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. Morningstar's only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Morningstar Indices which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL Funds. Morningstar has no obligation to take the needs of JNAM or the owners of JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the
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equation by which the JNL Funds are converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index and RAFI Fundamental US Small Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company and Subsidiaries for the periods indicated have been incorporated by reference herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 200 E Randolph, Suite 5500, Chicago, IL 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $483,715 in 2018, $597,197 in 2019, and $639,861 in 2020 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

For Elite Access ® contracts, the aggregate amount of commissions paid to broker/dealers was $131,633,804 in 2018, $134,014,384 in 2019, and $150,607,319 in 2020. JNLD did not retain any portion of the commissions.

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Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”) and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An Owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per Accumulation Unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

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Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division’s and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract Owner’s investment in the JNL/WMC Government Money Market Division nor that Division’s investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson’s Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the Premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted
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for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

As of 2013, the taxable portion of distributions from a non-qualified annuity Contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the Owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated Beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the Owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification - Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no
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more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract Owner control of the investments of a segregated asset account would cause the Contract Owner to be treated as the Owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract Owner and the insurance company regarding the availability of a particular investment option and other than the contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract Owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract Owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 114 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the Owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, Owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

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Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on Premiums for Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or Beneficiaries: (1) until the calendar year in which the participant attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020); (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of Owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, Annuitants and Beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.
Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract Value exceeds the aggregate Premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the Owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (5) under an immediate annuity; or (6) which are allocable to Premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

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Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1)  distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (4) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; (10) distributions from an IRA made to the Owner or Annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (11) distributions up to $5,000 for a qualified birth or adoption. The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the Owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all Owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the Owner attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020). Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution
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period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole Beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and Beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

    (a) Tax-Sheltered Annuities

    Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    (b) Individual Retirement Annuities

    Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.
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(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Premium payments for Roth IRA annuities are limited to a maximum of $6,000 for 2021. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2021, these levels are $125,000 in the case of single taxpayers, $198,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $6,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to Owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or Beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $19,500 elective deferral limitation in 2020. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

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All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their Beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020),
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract Value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an Annuity Unit as of the Income Date to establish the number of Annuity Units representing each variable payment.  The number of Annuity Units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract Values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Business Day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an Annuity Unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one Business Day to the next.  The income option tables contained in the Contract are based on a 1% per annum assumed investment rate.

The value of a fixed number of Annuity Units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an Annuity Unit for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the percentage change in the value of an Accumulation Unit from the immediately preceding Business Day to the Business Day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1% per annum.

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Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)	a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)	is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for the Contract’s optional benefit.

Also see “Income Payments (The Income Phase)” in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated for Contracts with all levels of charges (and combinations of optional benefits), except base Contracts (with Administration Charge waiver and no optional benefits) or Contracts with the most expensive combination of charges and optional benefits, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/ A” is provided.

Contact the Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

Accumulation Unit value information for the JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of the JNL/PPM America Total Return Fund (JNL Investors Series Trust) into the JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

Effective April 27, 2020, the following Acquired Funds merged into the respective Acquiring Funds. Accumulation Unit value information for these merged funds includes historical information for periods before the mergers were effective. The funds included are:

Acquired Fund	Acquiring Fund
JNL Conservative Allocation Fund (Jackson Variable Series Trust)	JNL Conservative Allocation Fund (JNL Series Trust)
JNL Moderate Allocation Fund (Jackson Variable Series Trust)	JNL Moderate Allocation Fund (JNL Series Trust)
JNL Institutional Alt 100 Fund (Jackson Variable Series Trust)	JNL Multi-Manager Alternative Fund (JNL Series Trust)
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Acquired Fund	Acquiring Fund
JNL iShares Tactical Moderate Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Fund (JNL Series Trust)
JNL iShares Tactical Moderate Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Growth Fund (JNL Series Trust)
JNL iShares Tactical Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Growth Fund (JNL Series Trust)
JNL/American Funds Global Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Global Growth Fund (JNL Series Trust)
JNL/American Funds Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Growth Fund (JNL Series Trust)
JNL/DFA U.S. Small Cap Fund (Jackson Variable Series Trust)	JNL/DFA U.S. Small Cap Fund (JNL Series Trust)
JNL/DoubleLine® Total Return Fund (Jackson Variable Series Trust)	JNL/DoubleLine® Total Return Fund (JNL Series Trust)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (Jackson Variable Series Trust)	JNL/Franklin Templeton Global Multisector Bond Fund (JNL Series Trust)
JNL/FAMCO Flex Core Covered Call Fund (Jackson Variable Series Trust)	JNL/JPMorgan Hedged Equity Fund (JNL Series Trust)
JNL/Lazard International Strategic Equity Fund (Jackson Variable Series Trust)	JNL/Lazard International Strategic Equity Fund (JNL Series Trust)
JNL/Mellon Equity Income Fund (Jackson Variable Series Trust)	JNL/Mellon Equity Income Fund (JNL Series Trust)
JNL/Neuberger Berman Currency Fund (Jackson Variable Series Trust)	JNL/PIMCO Income Fund (JNL Series Trust)
JNL/Neuberger Berman Commodity Strategy Fund (Jackson Variable Series Trust)	JNL/Neuberger Berman Commodity Strategy Fund (JNL Series Trust)
JNL/PIMCO Investment Grade Credit Bond Fund (Jackson Variable Series Trust)	JNL/PIMCO Investment Grade Credit Bond Fund (JNL Series Trust)
JNL/T. Rowe Price Capital Appreciation Fund (Jackson Variable Series Trust)	JNL/T. Rowe Price Capital Appreciation Fund (JNL Series Trust)
JNL/The London Company Focused U.S. Equity Fund (Jackson Variable Series Trust)	JNL/Morningstar Wide Moat Index Fund (JNL Series Trust)
JNL/VanEck International Gold Fund (Jackson Variable Series Trust)	JNL/BlackRock Global Natural Resources Fund (JNL Series Trust)
JNL/WCM Focused International Equity Fund (Jackson Variable Series Trust)	JNL/WCM Focused International Equity Fund (JNL Series Trust)
JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)	JNL/Mellon DowSM Index Fund (JNL Series Trust)
JNL/Mellon MSCI World Index Fund (JNL Variable Fund LLC)	JNL/Mellon MSCI World Index Fund (JNL Series Trust)
JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Series Trust)
JNL/Mellon Communication Services Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Information Technology Sector Fund (JNL Series Trust)
JNL Institutional Alt 50 Fund (JNL Series Trust)	JNL Moderate Allocation Fund (Jackson Variable Series Trust)
JNL/Mellon S&P 1500 Growth Index Fund (JNL Series Trust)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)
JNL/Mellon S&P 1500 Value Index Fund (JNL Series Trust)	JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)
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Set forth below are fund changes and additions since the Prospectus dated April 27, 2020, for your information in reviewing Accumulation Unit information.

The following fund mergers are effective April 26, 2021:

JNL Series Trust
JNL/AQR Large Cap Relaxed Constraint Equity Fund merged into JNL/AQR Large Cap Defensive Style Fund
JNL/AQR Managed Futures Strategy Fund merged into JNL Moderate Growth Allocation Fund
JNL/Boston Partners Global Long Short Equity Fund merged into JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund merged into JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund merged into JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund merged into JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs International 5 Fund merged into JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund merged into JNL/Vanguard Growth ETF Allocation Fund
JNL/RAFI ® Fundamental Asia Developed Fund merged into JNL/Mellon International Index Fund
JNL/RAFI ® Fundamental Europe Fund merged into JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund merged into JNL/T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund merged into JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund merged into JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund merged into JNL Multi-Manager Small Cap Growth Fund

Effective April 26, 2021, the following Fund names changed (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/American Funds ® Blue Chip Income and Growth Fund to JNL/American Funds ® Washington Mutual Investors Fund
JNL/First State Global Infrastructure Fund to JNL/First Sentier Global Infrastructure Fund
JNL/Invesco Global Real Estate Fund to JNL/WMC Global Real Estate Fund
JNL/JPMorgan Growth & Income Fund to JNL/JPMorgan U.S. Value Fund
JNL/Mellon MSCI World Index Fund to JNL/Mellon World Index Fund
JNL/Vanguard Equity Income Fund to JNL/WMC Equity Income Fund
JNL/Vanguard International Fund to JNL/Baillie Gifford International Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund to JNL/Mellon U.S. Stock Market Index Fund

Effective April 26, 2021, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invests in the following Funds:

JNL Series Trust
JNL/American Funds Bond Fund of America Fund
JNL/Baillie Gifford U.S. Equity Growth Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund

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Accumulation Unit Values
Contract with Endorsements - 1.00%

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.75	$13.43	$15.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.3	$16.75	$13.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,144,178	12,445,759	15,219,448	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$12.39	$11.13	$11.61	$10.86	$10.5	$10.79	$10.51	$10.52	N/A	N/A
End of period	$13.19	$12.39	$11.13	$11.61	$10.86	$10.5	$10.79	$10.51	N/A	N/A
Accumulation units outstanding at the end of period	13,086,682	11,222,834	12,167,098	10,746,324	7,080,886	6,067,986	4,850,799	2,590,409	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$17.45	$14.25	$15.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.93	$17.45	$14.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,928,001	12,052,476	13,502,706	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	$17.41	$14.46	$16.07	$13.6	$12.66	$12.79	$12.35	$10.53	N/A	N/A
End of period	$19.36	$17.41	$14.46	$16.07	$13.6	$12.66	$12.79	$12.35	N/A	N/A
Accumulation units outstanding at the end of period	5,604,408	7,027,298	7,755,960	8,133,800	7,755,652	6,981,358	5,298,034	4,153,473	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	$13.66	$12.07	$12.88	$11.67	$11.17	$11.25	$10.92	$10.35	N/A	N/A
End of period	$14.70	$13.66	$12.07	$12.88	$11.67	$11.17	$11.25	$10.92	N/A	N/A
Accumulation units outstanding at the end of period	3,773,925	4,650,913	5,243,618	5,528,181	5,023,503	3,705,523	2,266,647	1,752,085	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.71	$13.44	$14.64	$12.78	$12.06	$12.16	$11.75	$10.44	N/A	N/A
End of period	$17.29	$15.71	$13.44	$14.64	$12.78	$12.06	$12.16	$11.75	N/A	N/A
Accumulation units outstanding at the end of period	7,593,912	9,282,683	10,893,331	11,793,530	11,255,430	8,919,742	6,054,845	4,604,355	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$14.27	$12.46	$13.24	$12.11	$11.62	$11.9	$11.59	$10.44	N/A	N/A
End of period	$15.71	$14.27	$12.46	$13.24	$12.11	$11.62	$11.9	$11.59	N/A	N/A
Accumulation units outstanding at the end of period	17,161,077	16,049,560	18,300,164	20,127,724	21,476,746	20,493,763	16,109,655	8,572,156	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$17.24	$14.57	$15.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.25	$17.24	$14.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,698,683	27,531,306	33,005,533	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$10.36	$9.59	$10.07	$9.56	$9.51	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	$10.36	$9.59	$10.07	$9.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,620,726	862,665	864,491	729,836	591,264	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$14.94	$12.8	$15.84	$12.44	$10.53	$13.08	$13.95	$14.25	N/A	N/A
End of period	$16.1	$14.94	$12.80	$15.84	$12.44	$10.53	$13.08	$13.95	N/A	N/A
Accumulation units outstanding at the end of period	6,000,454	3,950,832	4,507,658	4,765,080	4,039,561	3,248,248	2,305,241	1,343,885	N/A	N/A

JNL Multi-Manager International Small Cap Division
Accumulation unit value:
Beginning of period	$10.5	$8.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.74	$10.5	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	157,501	263,622	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$14.55	$11.41	$12.22	$10.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.50	$14.55	$11.41	$12.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,392,318	1,230,392	886,136	441,230	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$69.4	$51.58	$53.2	$42.23	$40.33	N/A	N/A	N/A	N/A	N/A
End of period	$100.61	$69.4	$51.58	$53.20	$42.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	903,986	916,907	805,479	416,672	148,790	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$24.41	$19.68	$23.32	$21.21	$17.31	$19.30	$19.47	$14.63	N/A	N/A
End of period	$25.55	$24.41	$19.68	$23.32	$21.21	$17.31	$19.30	$19.47	N/A	N/A
Accumulation units outstanding at the end of period	1,735,730	1,864,665	1,966,620	2,116,804	2,042,759	1,854,582	1,426,430	838,360	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	$10.95	$9.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.28	$10.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	941,288	1,028,131	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/American Funds Capital World Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$18.11	$13.55	$15.10	$11.63	$11.70	$11.08	$10.97	N/A	N/A	N/A
End of period	$23.32	$18.11	$13.55	$15.10	$11.63	$11.70	$11.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,278,466	7,664,861	7,663,805	6,563,965	4,465,076	4,427,678	1,686,173	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$18.46	$15.12	$16.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.94	$18.46	$15.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,105,923	3,727,325	3,124,340	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$26.52	$20.55	$20.89	$16.50	$15.28	$14.50	$13.57	$10.58	N/A	N/A
End of period	$39.8	$26.52	$20.55	$20.89	$16.50	$15.28	$14.50	$13.57	N/A	N/A
Accumulation units outstanding at the end of period	9,589,713	10,901,563	11,436,311	10,282,561	8,134,743	6,947,257	4,000,562	1,951,736	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$26.69	$21.45	$22.15	$18.36	$16.69	$16.69	$15.30	$11.62	N/A	N/A
End of period	$29.88	$26.69	$21.45	$22.15	$18.36	$16.69	$16.69	$15.30	N/A	N/A
Accumulation units outstanding at the end of period	12,324,732	14,305,014	14,846,013	13,667,374	11,456,131	9,344,429	6,455,308	2,772,309	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$15.9	$13.11	$15.32	$11.76	$11.52	$12.22	$12.73	N/A	N/A	N/A
End of period	$17.87	$15.9	$13.11	$15.32	$11.76	$11.52	$12.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,344,070	6,511,651	7,213,504	6,831,520	4,382,456	4,170,909	1,750,908	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.28	$13.86	$14.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.91	$16.28	$13.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,591,254	4,476,152	3,743,423	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$18.75	$15.04	$17.53	$14.4	$13.47	$13.85	N/A	N/A	N/A	N/A
End of period	$20.66	$18.75	$15.04	$17.53	$14.4	$13.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	653,909	868,796	999,217	1,096,659	1,054,465	1,225,781	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$8.99	$9.07	$10.10	$10.34	$11.42	$11.29	$10.45	$9.86	N/A	N/A
End of period	$8.73	$8.99	$9.07	$10.10	$10.34	$11.42	$11.29	$10.45	N/A	N/A
Accumulation units outstanding at the end of period	4,613,202	5,614,913	6,973,781	8,617,307	10,287,724	9,490,974	5,393,899	4,296,988	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$14.7	$12.62	$13.80	$12.24	$11.89	$12.18	$12.07	$10.67	N/A	N/A
End of period	$17.32	$14.7	$12.62	$13.80	$12.24	$11.89	$12.18	$12.07	N/A	N/A
Accumulation units outstanding at the end of period	11,670,040	15,015,575	18,422,068	20,014,964	20,405,692	21,174,713	17,037,010	10,961,890	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.18	$7.2	$8.79	$9.14	$7.30	$9.67	$11.39	$10.50	N/A	N/A
End of period	$8.45	$8.18	$7.2	$8.79	$9.14	$7.30	$9.67	$11.39	N/A	N/A
Accumulation units outstanding at the end of period	8,322,319	4,608,764	5,499,297	6,185,778	7,145,035	6,203,144	3,405,826	1,863,511	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$10.32	$9.95	$11.10	$10.41	$10.32	$9.83	N/A	N/A	N/A	N/A
End of period	$10.19	$10.32	$9.95	$11.10	$10.41	$10.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,161,942	1,396,572	1,660,576	1,849,106	2,030,403	1,805,065	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$17.01	$14.44	$17.68	$13.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.83	$17.01	$14.44	$17.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	629,683	536,347	597,394	380,501	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$13.94	$10.69	$11.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.01	$13.94	$10.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,888,687	1,615,887	970,497	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.74	$9.76	$11.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.85	$11.74	$9.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,754,355	1,816,356	1,262,630	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.56	$9.86	$10.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.6	$11.56	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,858,925	1,634,095	1,400,284	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$43.76	$34.12	$37.36	$31.38	$27.80	$28.68	$26.38	$19.71	N/A	N/A
End of period	$50.19	$43.76	$34.12	$37.36	$31.38	$27.80	$28.68	$26.38	N/A	N/A
Accumulation units outstanding at the end of period	1,817,057	2,301,904	2,334,267	2,336,144	2,152,446	1,875,667	1,332,133	679,340	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	$19.17	$15.96	$18.67	$17.12	$13.64	$14.48	$14.33	$10.08	N/A	N/A
End of period	$21.49	$19.17	$15.96	$18.67	$17.12	$13.64	$14.48	$14.33	N/A	N/A
Accumulation units outstanding at the end of period	1,882,281	2,222,012	2,245,977	2,115,368	1,910,251	1,712,245	1,380,492	680,407	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$23.76	$22.26	$22.59	$21.65	$21.28	$21.41	$20.80	$21.45	N/A	N/A
End of period	$24.72	$23.76	$22.26	$22.59	$21.65	$21.28	$21.41	$20.80	N/A	N/A
Accumulation units outstanding at the end of period	5,304,793	5,892,421	6,059,646	6,010,779	5,382,939	4,431,037	3,118,375	2,054,873	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	$11.74	$10.65	$11.07	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.98	$11.74	$10.65	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,072,580	678,486	519,089	552,143	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$19.42	$14.68	$15.52	$12.9	$12.45	N/A	N/A	N/A	N/A	N/A
End of period	$22.14	$19.42	$14.68	$15.52	$12.9	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,318,292	9,379,886	8,273,024	7,767,734	3,939,117	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$11.61	$11.1	$11.02	$10.69	$10.58	$10.51	$9.97	N/A	N/A	N/A
End of period	$11.8	$11.61	$11.1	$11.02	$10.69	$10.58	$10.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,188,673	13,636,856	12,740,216	12,981,067	12,796,464	10,621,692	3,253,052	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$17.99	$14.32	$15.45	$14.2	$12.74	$15.8	$14.87	$12.17	N/A	N/A
End of period	$17.16	$17.99	$14.32	$15.45	$14.2	$12.74	$15.80	$14.87	N/A	N/A
Accumulation units outstanding at the end of period	3,919,793	4,851,629	6,209,297	7,652,116	8,031,088	8,115,587	7,907,464	4,018,346	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.82	$11.83	$11.86	$11.56	$11.25	$11.86	$12.03	$11.74	N/A	N/A
End of period	$10.92	$11.82	$11.83	$11.86	$11.56	$11.25	$11.86	$12.03	N/A	N/A
Accumulation units outstanding at the end of period	6,423,163	6,404,271	6,994,639	7,078,090	6,617,072	7,109,891	5,967,341	3,361,456	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$17.92	$15.6	$16.46	$15.13	$13.39	$14.60	$14.29	N/A	N/A	N/A
End of period	$17.9	$17.92	$15.60	$16.46	$15.13	$13.39	$14.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,607,644	6,541,062	7,294,636	7,606,404	7,425,063	7,066,121	6,150,040	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.49	$10.66	$13.42	$10.25	$10.47	$10.19	$11.36	$8.67	N/A	N/A
End of period	$11.96	$12.49	$10.66	$13.42	$10.25	$10.47	$10.19	$11.36	N/A	N/A
Accumulation units outstanding at the end of period	2,332,852	2,773,699	3,263,412	3,377,324	2,728,477	2,958,193	1,829,063	1,064,554	N/A	N/A

JNL/Goldman Sachs 4 Division
Accumulation unit value:
Beginning of period	$27.81	$22.47	$24.21	$21.19	$19.41	$20.65	$18.23	$12.82	N/A	N/A
End of period	$28.78	$27.81	$22.47	$24.21	$21.19	$19.41	$20.65	$18.23	N/A	N/A
Accumulation units outstanding at the end of period	14,704,428	19,252,701	23,036,027	25,007,761	27,497,632	26,290,347	18,353,837	7,425,583	N/A	N/A

JNL/Goldman Sachs Competitive Advantage Division
Accumulation unit value:
Beginning of period	$32.95	$25.73	$26.71	$22.54	$21.54	$21.5	N/A	N/A	N/A	N/A
End of period	$38.79	$32.95	$25.73	$26.71	$22.54	$21.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,232,076	1,524,284	1,917,605	2,010,063	2,269,283	1,714,812	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$28.34	$22.43	$23.92	$21.58	$18.51	$18.57	N/A	N/A	N/A	N/A
End of period	$27.06	$28.34	$22.43	$23.92	$21.58	$18.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,876,279	6,127,209	6,519,432	7,018,882	7,497,755	2,693,040	N/A	N/A	N/A	N/A

JNL/Goldman Sachs International 5 Division
Accumulation unit value:
Beginning of period	$12.6	$10.8	$12.91	$9.8	$9.14	N/A	N/A	N/A	N/A	N/A
End of period	$12.37	$12.6	$10.8	$12.91	$9.8	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,483,428	1,913,791	2,134,636	2,268,147	1,666,857	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Intrinsic Value Division
Accumulation unit value:
Beginning of period	$26.85	$22.36	$23.98	$20.37	$19.55	$22.91	N/A	N/A	N/A	N/A
End of period	$26.75	$26.85	$22.36	$23.98	$20.37	$19.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,168,732	1,540,760	1,866,149	1,897,776	2,123,902	1,873,458	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Goldman Sachs Total Yield Division
Accumulation unit value:
Beginning of period	$22.9	$18.95	$21.54	$19.6	$17.58	$19.24	N/A	N/A	N/A	N/A
End of period	$23.21	$22.9	$18.95	$21.54	$19.6	$17.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	845,117	1,010,094	1,242,053	1,321,448	1,470,783	1,275,241	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$10.58	$8.83	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.95	$10.58	$8.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,047,793	690,658	448,445	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.75	$9.29	$11.92	$9.80	$8.8	N/A	N/A	N/A	N/A	N/A
End of period	$12.94	$11.75	$9.29	$11.92	$9.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,513,637	9,840,123	12,322,992	14,760,289	783,666	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	$11.6	$9.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.01	$11.6	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	182,502	181,437	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$11.60	$9.46	$10.3	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.55	$11.60	$9.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	690,104	653,248	384,915	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$21.31	$17.57	$18.96	$17.37	$17.13	$17.47	$15.34	$15.08	N/A	N/A
End of period	$18.54	$21.31	$17.57	$18.96	$17.37	$17.13	$17.47	$15.34	N/A	N/A
Accumulation units outstanding at the end of period	3,539,235	4,379,252	5,144,032	5,768,893	6,154,537	5,926,461	4,220,815	2,359,606	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$27.23	$21.46	$25.53	$20.93	$21.39	$22.06	$22.23	$18.87	N/A	N/A
End of period	$30.67	$27.23	$21.46	$25.53	$20.93	$21.39	$22.06	$22.23	N/A	N/A
Accumulation units outstanding at the end of period	1,607,672	2,014,510	2,411,696	2,593,874	2,469,448	2,295,581	1,464,361	814,303	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$39.94	$32.42	$36.03	$29.12	$26.38	$27.13	$25.38	$18.35	N/A	N/A
End of period	$61.88	$39.94	$32.42	$36.03	$29.12	$26.38	$27.13	$25.38	N/A	N/A
Accumulation units outstanding at the end of period	2,432,526	3,343,371	3,793,923	3,656,867	3,314,112	2,708,323	1,417,286	734,528	N/A	N/A

JNL/JPMorgan Global Allocation Division
Accumulation unit value:
Beginning of period	$12.36	$10.60	$11.73	$10.22	$9.93	$10.21	N/A	N/A	N/A	N/A
End of period	$13.67	$12.36	$10.60	$11.73	$10.22	$9.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,229,993	1,620,440	1,849,524	1,982,470	2,059,177	1,907,049	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	$10.7	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	$10.7	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,995,617	770,905	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$74.08	$53.48	$56.86	$44.38	$44.59	$43.72	$39.72	$28.24	N/A	N/A
End of period	$108.52	$74.08	$53.48	$56.86	$44.38	$44.59	$43.72	$39.72	N/A	N/A
Accumulation units outstanding at the end of period	2,663,127	3,023,753	3,130,881	2,963,680	2,434,581	2,456,157	1,251,262	567,659	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$24.03	$22.8	$22.93	$22.59	$22.49	N/A	N/A	N/A	N/A	N/A
End of period	$25.45	$24.03	$22.80	$22.93	$22.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,571,768	3,596,550	3,016,742	2,826,582	3,074,337	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$14.88	$12.33	$13.87	$10.92	$11.62	$11.25	$11.52	N/A	N/A	N/A
End of period	$16.66	$14.88	$12.33	$13.87	$10.92	$11.62	$11.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,295,236	1,648,198	1,866,216	1,981,751	2,065,509	2,065,248	729,780	N/A	N/A	N/A

JNL/Loomis Sayles Global Growth Division
Accumulation unit value:
Beginning of period	$11.4	$8.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.22	$11.4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	188,213	122,156	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lord Abbett Short Duration Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$16.2	$15.16	$15.4	$15.1	$14.97	$15.14	$14.48	$15.03	N/A	N/A
End of period	$17.17	$16.2	$15.16	$15.4	$15.1	$14.97	$15.14	$14.48	N/A	N/A
Accumulation units outstanding at the end of period	5,161,764	4,649,488	4,598,725	4,722,950	4,130,628	3,000,817	1,863,396	490,494	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$12.45	$9.95	$10.67	$10.41	$8.51	$8.36	$8.01	$6.68	N/A	N/A
End of period	$15.44	$12.45	$9.95	$10.67	$10.41	$8.51	$8.36	$8.01	N/A	N/A
Accumulation units outstanding at the end of period	1,259,649	1,373,555	1,458,455	1,680,009	2,084,870	845,299	634,518	429,498	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$38.92	$30.98	$31.68	$26.21	$24.94	$23.79	$21.68	$15.52	N/A	N/A
End of period	$56.65	$38.92	$30.98	$31.68	$26.21	$24.94	$23.79	$21.68	N/A	N/A
Accumulation units outstanding at the end of period	1,949,637	2,351,445	2,676,947	2,499,675	2,306,594	2,401,082	1,180,109	729,393	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$11.91	$9.54	$10.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.02	$11.91	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	936,793	880,091	442,924	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$26.92	$21.84	$22.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.04	$26.92	$21.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,121,028	1,030,409	721,185	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.5	$9.85	$11.74	$8.71	$7.99	$9.53	$9.99	$10.53	N/A	N/A
End of period	$13.33	$11.5	$9.85	$11.74	$8.71	$7.99	$9.53	$9.99	N/A	N/A
Accumulation units outstanding at the end of period	3,837,740	5,212,400	5,470,562	5,576,729	4,085,446	2,405,261	1,520,296	671,358	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$30.24	$28.11	$35.69	$37.14	$29.49	$38.81	$43.73	$35.24	N/A	N/A
End of period	$19.84	$30.24	$28.11	$35.69	$37.14	$29.49	$38.81	$43.73	N/A	N/A
Accumulation units outstanding at the end of period	2,388,350	2,210,350	2,308,169	2,641,150	2,954,090	2,141,440	1,109,571	389,851	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	$23.87	$18.74	$20.95	$18.29	$15.58	$16.02	$14.56	$10.75	N/A	N/A
End of period	$24.21	$23.87	$18.74	$20.95	$18.29	$15.58	$16.02	$14.56	N/A	N/A
Accumulation units outstanding at the end of period	2,886,578	3,665,601	3,717,437	3,978,128	3,935,188	4,165,630	1,553,294	1,037,160	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$20.25	$15.6	$18.30	$15.49	$12.61	$12.88	$11.50	$8.71	N/A	N/A
End of period	$19.5	$20.25	$15.60	$18.30	$15.49	$12.61	$12.88	$11.50	N/A	N/A
Accumulation units outstanding at the end of period	3,651,889	4,456,784	5,205,587	5,531,428	4,410,653	3,190,870	1,788,525	867,014	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$41.88	$34.85	$33.54	$27.62	$29.01	$27.49	$22.19	$15.91	N/A	N/A
End of period	$48.73	$41.88	$34.85	$33.54	$27.62	$29.01	$27.49	$22.19	N/A	N/A
Accumulation units outstanding at the end of period	5,073,713	6,009,526	6,758,640	6,698,048	6,650,011	7,463,760	3,999,228	1,493,195	N/A	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$18.52	$15.41	$16.89	$14.79	$13.35	N/A	N/A	N/A	N/A	N/A
End of period	$20.6	$18.52	$15.41	$16.89	$14.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,593,174	2,067,466	2,137,058	2,020,189	1,674,256	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	$11.6	$9.02	$10.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.05	$11.6	$9.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	799,357	587,092	200,839	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$26.91	$18.37	$18.69	$13.85	$12.35	$11.95	$10.00	$8.01	N/A	N/A
End of period	$38.66	$26.91	$18.37	$18.69	$13.85	$12.35	$11.95	$10.00	N/A	N/A
Accumulation units outstanding at the end of period	6,717,606	7,554,455	7,965,779	7,390,749	5,681,714	5,269,787	3,148,221	755,208	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$22.52	$18.77	$22.02	$17.79	$17.83	$18.20	$19.58	$16.28	N/A	N/A
End of period	$24.02	$22.52	$18.77	$22.02	$17.79	$17.83	$18.20	$19.58	N/A	N/A
Accumulation units outstanding at the end of period	2,960,154	3,675,176	4,188,334	4,299,866	3,637,097	3,109,943	1,987,643	782,211	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	$10.43	$8.58	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$10.43	$8.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	700,739	132,035	98,373	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	$13.76	$10.63	$11.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.42	$13.76	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	325,359	223,859	175,419	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$26.97	$21.41	$23.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.87	$26.97	$21.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	137,592	159,841	111,435	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$43.01	$31.35	$31.87	$24.37	$22.8	$22.71	$19.37	$13.86	N/A	N/A
End of period	$63	$43.01	$31.35	$31.87	$24.37	$22.8	$22.71	$19.37	N/A	N/A
Accumulation units outstanding at the end of period	4,648,144	4,651,080	4,961,753	4,297,921	2,943,381	2,049,413	1,369,752	347,799	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	$12.12	$9.57	$10.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.36	$12.12	$9.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	657,206	966,871	406,552	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$40.1	$32.25	$36.86	$32.18	$27.06	$28.09	$25.97	$19.72	N/A	N/A
End of period	$44.86	$40.1	$32.25	$36.86	$32.18	$27.06	$28.09	$25.97	N/A	N/A
Accumulation units outstanding at the end of period	4,663,388	5,156,861	5,539,776	5,430,144	4,858,022	3,706,986	2,545,895	1,263,560	N/A	N/A

JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$30.61	$23.63	$25.09	$20.92	$18.97	$18.99	$16.97	$13.02	N/A	N/A
End of period	$35.69	$30.61	$23.63	$25.09	$20.92	$18.97	$18.99	$16.97	N/A	N/A
Accumulation units outstanding at the end of period	12,349,414	13,858,337	14,556,895	14,178,536	11,875,729	8,817,725	6,099,014	2,527,964	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$34.92	$28.86	$32	$28.65	$22.99	$24.33	$23.48	$17.13	N/A	N/A
End of period	$38.31	$34.92	$28.86	$32.00	$28.65	$22.99	$24.33	$23.48	N/A	N/A
Accumulation units outstanding at the end of period	3,250,054	3,796,070	3,997,017	3,754,215	3,482,875	2,512,977	1,578,620	970,898	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	$18.02	$14.65	$14.26	$12.91	$11.16	$11.92	$9.54	N/A	N/A	N/A
End of period	$17.65	$18.02	$14.65	$14.26	$12.91	$11.16	$11.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,669,289	3,410,373	3,380,932	3,327,905	3,508,990	2,168,136	1,951,298	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	$12.32	$9.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.93	$12.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,663,620	1,084,993	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Commodity Strategy Division
Accumulation unit value:
Beginning of period	$6.54	$5.89	$6.66	$6.32	$5.7	$7.69	N/A	N/A	N/A	N/A
End of period	$6.24	$6.54	$5.89	$6.66	$6.32	$5.7	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,203,944	1,523,277	1,572,074	1,287,796	1,129,769	566,928	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$12.18	$11.25	$11.66	$11.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.9	$12.18	$11.25	$11.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,653,417	3,049,949	2,714,254	2,261,640	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.6	$9.93	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.02	$10.6	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,455,018	6,014,774	3,494,553	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	$13.11	$11.57	$11.99	$11.32	$10.75	$10.96	$10.29	$10.57	N/A	N/A
End of period	$14.34	$13.11	$11.57	$11.99	$11.32	$10.75	$10.96	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	5,431,998	5,047,307	4,040,002	4,366,264	3,532,783	2,487,295	1,565,833	925,344	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.99	$13.97	$14.44	$14.14	$13.58	$14.16	$13.84	$15.39	N/A	N/A
End of period	$16.55	$14.99	$13.97	$14.44	$14.14	$13.58	$14.16	$13.84	N/A	N/A
Accumulation units outstanding at the end of period	3,997,132	3,748,500	4,074,396	3,794,509	3,397,514	2,893,040	2,534,545	1,790,669	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$12.35	$11.53	$11.77	$11.55	$10.66	$10.91	$10.99	$10.64	N/A	N/A
End of period	$12.29	$12.35	$11.53	$11.77	$11.55	$10.66	$10.91	$10.99	N/A	N/A
Accumulation units outstanding at the end of period	8,088,461	11,444,247	14,428,078	12,945,736	11,937,275	11,615,743	10,245,859	7,116,369	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$25.34	$22.34	$23.83	$22.39	$19.32	$20.96	$21.14	$19.74	N/A	N/A
End of period	$26.37	$25.34	$22.34	$23.83	$22.39	$19.32	$20.96	$21.14	N/A	N/A
Accumulation units outstanding at the end of period	4,067,850	5,152,002	5,105,511	5,490,670	5,343,370	4,653,364	3,994,532	1,767,486	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$18.48	$16.96	$17.34	$16.8	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.1	$18.48	$16.96	$17.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,693,980	2,822,787	2,402,032	2,263,196	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$21.75	$18.96	$22.23	$18.22	$16.79	$16.16	$15.81	$14.18	N/A	N/A
End of period	$22.5	$21.75	$18.96	$22.23	$18.22	$16.79	$16.16	$15.81	N/A	N/A
Accumulation units outstanding at the end of period	618,718	833,966	1,025,879	1,208,837	1,056,864	1,242,781	600,227	251,551	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$16.39	$14.45	$17.13	$13.99	$14.39	$14.82	$15.50	$11.99	N/A	N/A
End of period	$16.07	$16.39	$14.45	$17.13	$13.99	$14.39	$14.82	$15.50	N/A	N/A
Accumulation units outstanding at the end of period	1,189,122	1,518,222	1,960,221	2,208,336	2,090,658	2,370,909	1,491,713	492,142	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$17.41	$15.48	$20.3	$20.97	$15.76	$16.76	$16.36	$12.07	N/A	N/A
End of period	$18.73	$17.41	$15.48	$20.3	$20.97	$15.76	$16.76	$16.36	N/A	N/A
Accumulation units outstanding at the end of period	1,461,932	1,779,524	1,972,861	2,075,359	2,619,013	1,363,955	1,510,829	827,992	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$24.36	$20.58	$23.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.51	$24.36	$20.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	322,292	383,473	406,909	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Balanced Division
Accumulation unit value:
Beginning of period	$12.86	$10.55	$11.46	$10.02	$9.81	N/A	N/A	N/A	N/A	N/A
End of period	$14.26	$12.86	$10.55	$11.46	$10.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,079,835	24,888,969	29,083,907	11,566,906	13,143,137	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$17.82	$14.5	$14.59	$12.84	$12.03	$11.63	$10.51	N/A	N/A	N/A
End of period	$20.72	$17.82	$14.5	$14.59	$12.84	$12.03	$11.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61,950,598	64,724,236	58,373,949	52,548,242	40,747,197	20,020,545	4,050,100	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$100.73	$77.59	$79.5	$60.09	$59.84	$54.60	$50.73	$36.95	N/A	N/A
End of period	$136.71	$100.73	$77.59	$79.5	$60.09	$59.84	$54.60	$50.73	N/A	N/A
Accumulation units outstanding at the end of period	3,726,057	4,412,862	4,689,165	4,173,927	3,191,549	3,118,994	1,539,866	854,662	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$11.10	$10.78	$10.77	$10.75	$10.70	$10.78	$10.84	$10.94	N/A	N/A
End of period	$11.43	$11.10	$10.78	$10.77	$10.75	$10.70	$10.78	$10.84	N/A	N/A
Accumulation units outstanding at the end of period	10,357,063	9,316,891	9,788,731	8,814,039	9,010,652	7,050,845	5,273,660	2,641,764	N/A	N/A

JNL/T. Rowe Price U.S. High Yield Division
Accumulation unit value:
Beginning of period	$11.49	$10.53	$10.87	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.77	$11.49	$10.53	$10.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,970,157	2,351,895	708,693	499,477	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$37.64	$30.15	$33.68	$28.66	$26.11	$26.87	$23.97	$17.65	N/A	N/A
End of period	$41.1	$37.64	$30.15	$33.68	$28.66	$26.11	$26.87	$23.97	N/A	N/A
Accumulation units outstanding at the end of period	3,781,153	4,158,981	4,421,125	4,388,198	3,857,448	3,539,446	2,866,867	1,628,152	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$13.12	$10.53	$11.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.16	$13.12	$10.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,800,002	1,844,073	1,686,164	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$12.06	$9.84	$10.5	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.25	$12.06	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,737,489	2,258,007	1,322,607	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$10.64	$9.99	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.13	$10.64	$9.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,554,841	1,353,066	644,014	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.6	$9.54	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.06	$11.6	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,618,725	2,400,924	1,997,964	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$11.62	$8.99	$11.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.02	$11.62	$8.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,168,342	3,845,642	3,325,612	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.55	$8.81	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.58	$10.55	$8.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,700,061	1,671,532	1,097,300	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.05	$9.64	$10.2	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.99	$11.05	$9.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,282,097	2,920,467	1,745,236	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.32	$9.58	$10.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	$11.32	$9.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,038,511	2,749,927	1,701,758	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$12.35	$9.80	$11.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.97	$12.35	$9.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	883,477	1,326,211	1,546,866	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$12.86	$9.98	$10.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.3	$12.86	$9.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,248,543	2,013,065	1,222,313	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$17.03	$12.7	$13.92	$10.68	$10.77	$10.29	$10.49	N/A	N/A	N/A
End of period	$22.26	$17.03	$12.70	$13.92	$10.68	$10.77	$10.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,991,384	1,897,614	1,506,277	1,423,089	735,303	481,872	190,073	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$11.51	$10.4	$10.01	$9.58	$9.43	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	$11.51	$10.40	$10.01	$9.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	587,585	906,363	698,579	255,096	208,694	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$60.18	$50.05	$52.34	$46.99	$42.83	$43.66	$40.14	$33.98	N/A	N/A
End of period	$64.54	$60.18	$50.05	$52.34	$46.99	$42.83	$43.66	$40.14	N/A	N/A
Accumulation units outstanding at the end of period	8,943,576	10,161,625	10,244,116	9,958,686	8,259,232	6,122,770	3,665,472	1,463,470	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.95	$12.88	$12.87	$12.98	$13.11	$13.24	$13.37	$13.51	N/A	N/A
End of period	$12.85	$12.95	$12.88	$12.87	$12.98	$13.11	$13.24	$13.37	N/A	N/A
Accumulation units outstanding at the end of period	15,294,415	10,872,444	13,476,927	9,688,726	13,191,000	12,282,250	8,355,173	6,321,657	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.10%

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.54	$13.27	$14.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.04	$16.54	$13.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	113,325	68,988	97,757	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$12.3	$11.05	$11.54	$10.81	$10.46	$10.76	$10.49	$10.52	N/A	N/A
End of period	$13.08	$12.3	$11.05	$11.54	$10.81	$10.46	$10.76	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	862,129	584,437	349,159	233,680	92,337	315,975	142,185	213,343	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$17.22	$14.08	$15.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.65	$17.22	$14.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	573,325	550,680	277,145	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	$17.28	$14.36	$15.98	$13.53	$12.61	$12.75	$12.33	N/A	N/A	N/A
End of period	$19.19	$17.28	$14.36	$15.98	$13.53	$12.61	$12.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,319	53,098	66,988	51,919	82,780	71,747	40,252	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	$13.56	$11.98	$12.80	$11.61	$11.12	$11.21	$10.90	$10.34	N/A	N/A
End of period	$14.57	$13.56	$11.98	$12.80	$11.61	$11.12	$11.21	$10.90	N/A	N/A
Accumulation units outstanding at the end of period	65,908	81,449	96,432	158,934	178,611	53,832	49,837	13,959	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.59	$13.35	$14.55	$12.72	$12.01	$12.12	$11.73	$10.43	N/A	N/A
End of period	$17.13	$15.59	$13.35	$14.55	$12.72	$12.01	$12.12	$11.73	N/A	N/A
Accumulation units outstanding at the end of period	200,529	232,369	176,808	187,784	202,348	175,200	29,587	92,805	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$14.16	$12.38	$13.17	$12.05	$11.58	$11.86	$11.57	$10.43	N/A	N/A
End of period	$15.57	$14.16	$12.38	$13.17	$12.05	$11.58	$11.86	$11.57	N/A	N/A
Accumulation units outstanding at the end of period	518,934	405,119	434,914	473,819	594,122	753,918	601,192	310,981	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$17.02	$14.39	$15.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.99	$17.02	$14.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	820,882	725,554	703,110	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$10.31	$9.55	$10.04	$9.55	$9.5	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	$10.31	$9.55	$10.04	$9.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	183,364	9,778	40,015	30,203	11,109	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$14.73	$12.64	$15.65	$12.31	$10.43	$12.97	$13.84	N/A	N/A	N/A
End of period	$15.86	$14.73	$12.64	$15.65	$12.31	$10.43	$12.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	139,136	116,796	115,264	159,810	156,976	84,991	59,309	N/A	N/A	N/A

JNL Multi-Manager International Small Cap Division
Accumulation unit value:
Beginning of period	$10.48	$9.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.7	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,911	7,827	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$14.5	$11.39	$12.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.43	$14.50	$11.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,645	5,096	4,781	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$67.8	$50.44	$52.07	$41.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$98.19	$67.8	$50.44	$52.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,340	20,450	18,523	20,638	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$24.05	$19.41	$23.03	$20.96	$17.12	$19.12	$19.30	N/A	N/A	N/A
End of period	$25.16	$24.05	$19.41	$23.03	$20.96	$17.12	$19.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,354	26,907	29,799	140,779	107,484	11,470	23,070	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	$10.94	$9.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.25	$10.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,532	80,659	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/American Funds Capital World Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$17.99	$13.48	$15.03	$11.59	$11.67	$11.07	N/A	N/A	N/A	N/A
End of period	$23.15	$17.99	$13.48	$15.03	$11.59	$11.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	180,474	219,885	157,023	326,825	78,350	62,132	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$18.32	$15.02	$16.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.76	$18.32	$15.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,589	9,565	46,553	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$26.31	$20.41	$20.76	$16.42	$15.22	$14.46	$13.54	N/A	N/A	N/A
End of period	$39.45	$26.31	$20.41	$20.76	$16.42	$15.22	$14.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	294,057	294,682	345,328	343,627	227,571	224,647	206,660	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$26.43	$21.27	$21.98	$18.23	$16.59	$16.61	$15.24	N/A	N/A	N/A
End of period	$29.57	$26.43	$21.27	$21.98	$18.23	$16.59	$16.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	287,867	315,193	338,335	390,461	253,803	200,155	203,476	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$15.75	$13	$15.2	$11.68	$11.45	$12.17	$12.69	N/A	N/A	N/A
End of period	$17.68	$15.75	$13	$15.2	$11.68	$11.45	$12.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	234,701	320,643	239,717	283,900	144,824	82,044	52,825	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.16	$13.77	$14.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.75	$16.16	$13.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	162,482	53,110	28,778	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$18.51	$14.86	$17.34	$14.25	$13.35	$13.74	N/A	N/A	N/A	N/A
End of period	$20.37	$18.51	$14.86	$17.34	$14.25	$13.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	51,555	50,329	55,257	43,592	9,494	7,026	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$8.92	$9	$10.04	$10.28	$11.37	$11.25	$10.43	$9.84	N/A	N/A
End of period	$8.64	$8.92	$9.00	$10.04	$10.28	$11.37	$11.25	$10.43	N/A	N/A
Accumulation units outstanding at the end of period	55,221	52,490	83,689	114,929	135,376	156,534	143,327	145,199	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$14.57	$12.51	$13.70	$12.17	$11.83	$12.12	$12.04	$10.65	N/A	N/A
End of period	$17.14	$14.57	$12.51	$13.70	$12.17	$11.83	$12.12	$12.04	N/A	N/A
Accumulation units outstanding at the end of period	303,905	374,144	362,537	410,046	320,811	393,417	532,218	291,251	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.07	$7.11	$8.69	$9.05	$7.23	$9.59	$11.31	N/A	N/A	N/A
End of period	$8.33	$8.07	$7.11	$8.69	$9.05	$7.23	$9.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	525,162	81,175	80,572	80,401	119,786	94,259	36,028	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$10.27	$9.9	$11.07	$10.39	$10.3	N/A	N/A	N/A	N/A	N/A
End of period	$10.13	$10.27	$9.90	$11.07	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61,791	248,737	261,096	293,665	78,178	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$16.64	$14.14	$17.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.43	$16.64	$14.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,433	24,308	7,507	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$13.91	$10.68	$12.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.95	$13.91	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61,067	42,830	22,902	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.53	$9.84	$10.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	$11.53	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,088	51,831	98,847	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$42.75	$33.36	$36.57	$30.75	$27.27	$28.16	$25.93	N/A	N/A	N/A
End of period	$48.98	$42.75	$33.36	$36.57	$30.75	$27.27	$28.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,069	142,068	77,207	214,924	197,328	66,756	59,125	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	$19.03	$15.86	$18.57	$17.05	$13.60	$14.45	$14.31	N/A	N/A	N/A
End of period	$21.31	$19.03	$15.86	$18.57	$17.05	$13.60	$14.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,304	48,464	67,156	202,299	190,854	169,294	196,526	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$23.25	$21.8	$22.14	$21.24	$20.91	$21.05	$20.47	$21.14	N/A	N/A
End of period	$24.16	$23.25	$21.8	$22.14	$21.24	$20.91	$21.05	$20.47	N/A	N/A
Accumulation units outstanding at the end of period	292,039	343,495	331,156	532,969	371,557	222,591	93,477	81,220	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	$11.7	$10.62	$11.05	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	$11.7	$10.62	$11.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,882	13,439	7,045	11,965	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$19.34	$14.63	$15.49	$12.89	$10.96	N/A	N/A	N/A	N/A	N/A
End of period	$22.03	$19.34	$14.63	$15.49	$12.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	471,007	494,611	391,938	475,276	242,683	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$11.54	$11.05	$10.97	$10.66	$10.56	$10.5	$9.97	N/A	N/A	N/A
End of period	$11.72	$11.54	$11.05	$10.97	$10.66	$10.56	$10.5	N/A	N/A	N/A
Accumulation units outstanding at the end of period	593,795	570,960	725,143	693,046	744,440	450,013	226,070	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$17.85	$14.22	$15.36	$14.13	$12.69	$15.75	$14.84	$12.15	N/A	N/A
End of period	$17.01	$17.85	$14.22	$15.36	$14.13	$12.69	$15.75	$14.84	N/A	N/A
Accumulation units outstanding at the end of period	71,779	430,195	444,438	457,773	408,332	508,901	789,393	409,801	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.73	$11.74	$11.79	$11.51	$11.21	$11.82	$12.00	$11.72	N/A	N/A
End of period	$10.82	$11.73	$11.74	$11.79	$11.51	$11.21	$11.82	$12.00	N/A	N/A
Accumulation units outstanding at the end of period	264,481	212,379	202,436	174,081	143,246	232,972	262,354	177,394	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$17.68	$15.4	$16.27	$14.96	$13.26	$14.47	$14.18	N/A	N/A	N/A
End of period	$17.64	$17.68	$15.40	$16.27	$14.96	$13.26	$14.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,421	113,036	132,252	130,189	122,560	134,175	204,674	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.34	$10.54	$13.29	$10.15	$10.39	$10.12	$11.29	N/A	N/A	N/A
End of period	$11.8	$12.34	$10.54	$13.29	$10.15	$10.39	$10.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	87,110	79,189	96,457	92,677	71,688	240,394	204,468	N/A	N/A	N/A

JNL/Goldman Sachs 4 Division
Accumulation unit value:
Beginning of period	$27.48	$22.22	$23.97	$21.00	$19.25	$20.50	$18.12	N/A	N/A	N/A
End of period	$28.40	$27.48	$22.22	$23.97	$21.00	$19.25	$20.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	341,975	484,723	423,121	511,511	644,571	559,709	537,409	N/A	N/A	N/A

JNL/Goldman Sachs Competitive Advantage Division
Accumulation unit value:
Beginning of period	$32.55	$25.44	$26.44	$22.34	$21.37	$21.35	N/A	N/A	N/A	N/A
End of period	$38.28	$32.55	$25.44	$26.44	$22.34	$21.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,781	26,341	18,051	27,266	19,524	41,335	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$28	$22.18	$23.68	$21.38	$18.36	$18.44	N/A	N/A	N/A	N/A
End of period	$26.71	$28	$22.18	$23.68	$21.38	$18.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	102,825	152,481	140,782	155,969	235,354	41,520	N/A	N/A	N/A	N/A

JNL/Goldman Sachs International 5 Division
Accumulation unit value:
Beginning of period	$12.53	$10.75	$12.87	$9.77	$9.13	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$12.53	$10.75	$12.87	$9.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,497	9,879	12,605	14,042	4,661	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Intrinsic Value Division
Accumulation unit value:
Beginning of period	$26.52	$22.12	$23.74	$20.19	$19.39	$22.75	N/A	N/A	N/A	N/A
End of period	$26.4	$26.52	$22.12	$23.74	$20.19	$19.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,642	92,815	23,569	21,347	14,256	19,068	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Goldman Sachs Total Yield Division
Accumulation unit value:
Beginning of period	$22.63	$18.74	$21.33	$19.42	$17.44	$19.1	N/A	N/A	N/A	N/A
End of period	$22.91	$22.63	$18.74	$21.33	$19.42	$17.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,282	14,841	8,994	30,813	49,821	25,109	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$10.56	$8.82	$11.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.9	$10.56	$8.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,411	5,574	5,194	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.69	$9.26	$11.89	$9.78	$8.79	N/A	N/A	N/A	N/A	N/A
End of period	$12.86	$11.69	$9.26	$11.89	$9.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	174,345	240,283	204,682	327,743	24,027	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$11.57	$9.45	$10.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.52	$11.57	$9.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	25,349	23,048	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$21	$17.33	$18.72	$17.17	$16.95	$17.3	$15.21	$14.96	N/A	N/A
End of period	$18.25	$21	$17.33	$18.72	$17.17	$16.95	$17.30	$15.21	N/A	N/A
Accumulation units outstanding at the end of period	105,673	128,703	123,836	145,539	129,924	144,671	193,235	167,679	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$26.57	$20.96	$24.96	$20.48	$20.96	$21.63	$21.82	N/A	N/A	N/A
End of period	$29.9	$26.57	$20.96	$24.96	$20.48	$20.96	$21.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,331	54,196	27,754	85,500	85,442	178,667	165,519	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$39.22	$31.87	$35.46	$28.69	$26.01	$26.78	$25.07	N/A	N/A	N/A
End of period	$60.7	$39.22	$31.87	$35.46	$28.69	$26.01	$26.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	86,708	102,214	81,865	114,635	81,625	84,107	51,462	N/A	N/A	N/A

JNL/JPMorgan Global Allocation Division
Accumulation unit value:
Beginning of period	$12.29	$10.55	$11.69	$10.2	$9.92	$10.20	N/A	N/A	N/A	N/A
End of period	$13.58	$12.29	$10.55	$11.69	$10.2	$9.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	162,078	18,725	—	7,801	17,580	13,103	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	$10.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	188,541	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$72.27	$52.22	$55.58	$43.43	$43.68	$42.87	$38.99	N/A	N/A	N/A
End of period	$105.77	$72.27	$52.22	$55.58	$43.43	$43.68	$42.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	111,106	88,252	68,851	98,094	54,419	74,454	57,735	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$23.45	$22.27	$22.41	$22.11	$22.03	$22.18	N/A	N/A	N/A	N/A
End of period	$24.8	$23.45	$22.27	$22.41	$22.11	$22.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	327,303	156,838	138,309	67,963	97,475	29,860	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$14.79	$12.26	$13.80	$10.88	$11.59	$11.23	$11.51	N/A	N/A	N/A
End of period	$16.53	$14.79	$12.26	$13.80	$10.88	$11.59	$11.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,194	22,267	19,075	16,385	33,708	71,758	39,990	N/A	N/A	N/A

JNL/Loomis Sayles Global Growth Division
Accumulation unit value:
Beginning of period	$11.38	$10.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.18	$11.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,207	2,621	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lord Abbett Short Duration Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$15.91	$14.91	$15.16	$14.88	$14.76	$14.94	$14.30	N/A	N/A	N/A
End of period	$16.85	$15.91	$14.91	$15.16	$14.88	$14.76	$14.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	224,063	98,878	39,941	88,856	83,319	122,926	49,909	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$12.19	$9.75	$10.47	$10.23	$8.37	$8.24	N/A	N/A	N/A	N/A
End of period	$15.11	$12.19	$9.75	$10.47	$10.23	$8.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,781	33,456	22,806	16,015	24,366	11,069	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$38.13	$30.38	$31.1	$25.75	$24.53	$23.42	$21.37	N/A	N/A	N/A
End of period	$55.44	$38.13	$30.38	$31.1	$25.75	$24.53	$23.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,319	40,001	54,923	58,897	43,668	89,385	37,783	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$11.88	$9.53	$10.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.98	$11.88	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,239	56,838	46,206	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$26.37	$21.42	$22.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.42	$26.37	$21.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66,170	28,712	46,669	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.4	$9.78	$11.66	$8.66	$7.96	$9.5	$9.97	N/A	N/A	N/A
End of period	$13.21	$11.4	$9.78	$11.66	$8.66	$7.96	$9.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	129,848	162,879	100,253	578,791	555,872	65,341	70,910	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$29.63	$27.57	$35.04	$36.49	$29	$38.21	$43.10	$34.76	N/A	N/A
End of period	$19.42	$29.63	$27.57	$35.04	$36.49	$29	$38.21	$43.10	N/A	N/A
Accumulation units outstanding at the end of period	74,954	51,165	47,942	44,222	50,342	46,730	17,539	14,852	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	$23.68	$18.61	$20.82	$18.20	$15.52	$15.97	$14.54	N/A	N/A	N/A
End of period	$23.99	$23.68	$18.61	$20.82	$18.20	$15.52	$15.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81,576	116,881	102,961	150,693	92,566	103,718	76,106	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$19.84	$15.30	$17.96	$15.22	$12.40	$12.68	$11.34	N/A	N/A	N/A
End of period	$19.09	$19.84	$15.30	$17.96	$15.22	$12.40	$12.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,003	75,512	99,615	337,906	107,767	70,464	75,760	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$41.03	$34.18	$32.93	$27.14	$28.53	$27.07	$21.87	$15.70	N/A	N/A
End of period	$47.69	$41.03	$34.18	$32.93	$27.14	$28.53	$27.07	$21.87	N/A	N/A
Accumulation units outstanding at the end of period	97,002	113,016	111,255	129,948	97,300	208,563	171,546	97,491	N/A	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$18.29	$15.23	$16.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.32	$18.29	$15.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,995	29,264	45,217	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	$11.58	$9	$10.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13	$11.58	$9.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,076	25,708	4,449	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$26.36	$18.01	$18.35	$13.61	$12.15	$11.76	$9.86	N/A	N/A	N/A
End of period	$37.84	$26.36	$18.01	$18.35	$13.61	$12.15	$11.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	181,476	170,336	209,913	224,953	534,985	369,257	146,509	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$22.12	$18.45	$21.67	$17.53	$17.58	$17.97	$19.34	N/A	N/A	N/A
End of period	$23.56	$22.12	$18.45	$21.67	$17.53	$17.58	$17.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	90,595	89,122	81,636	428,952	379,630	161,138	151,733	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,837	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	$14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,494	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$26.42	$20.99	$20.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.22	$26.42	$20.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,487	19,340	15,770	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$42.36	$30.91	$31.45	$24.07	$22.55	$22.48	$19.19	N/A	N/A	N/A
End of period	$61.99	$42.36	$30.91	$31.45	$24.07	$22.55	$22.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	167,024	122,214	121,151	111,254	53,808	47,690	21,159	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	$12.09	$9.56	$9.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	$12.09	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	52,177	36,564	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$39.39	$31.71	$36.27	$31.7	$26.68	$27.72	$25.66	N/A	N/A	N/A
End of period	$44.02	$39.39	$31.71	$36.27	$31.7	$26.68	$27.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	89,956	164,818	141,267	171,354	157,783	112,848	77,584	N/A	N/A	N/A

JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$30.06	$23.23	$24.69	$20.61	$18.71	$18.75	$16.77	$12.88	N/A	N/A
End of period	$35.02	$30.06	$23.23	$24.69	$20.61	$18.71	$18.75	$16.77	N/A	N/A
Accumulation units outstanding at the end of period	444,439	447,412	391,577	432,772	272,520	234,013	216,090	151,199	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$34.3	$28.37	$31.5	$28.22	$22.67	$24.02	$23.20	N/A	N/A	N/A
End of period	$37.59	$34.3	$28.37	$31.50	$28.22	$22.67	$24.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	94,937	165,450	112,787	116,843	113,317	67,247	38,480	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	$17.9	$14.57	$14.2	$12.86	$11.13	$11.9	$9.53	N/A	N/A	N/A
End of period	$17.52	$17.9	$14.57	$14.2	$12.86	$11.13	$11.9	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81,443	155,863	126,547	370,237	293,866	317,670	335,821	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	$12.31	$9.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.9	$12.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	94,150	98,211	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Commodity Strategy Division
Accumulation unit value:
Beginning of period	$6.5	$5.87	$6.63	$6.3	$5.69	$7.68	N/A	N/A	N/A	N/A
End of period	$6.20	$6.5	$5.87	$6.63	$6.3	$5.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,798	4,142	21,216	48,153	56,812	15,471	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$12.08	$11.17	$11.59	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.79	$12.08	$11.17	$11.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	147,789	192,330	110,430	80,437	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.58	$9.92	$10.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.98	$10.58	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	282,498	191,944	132,837	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	$13	$11.49	$11.92	$11.26	$10.71	$10.93	$10.27	$10.56	N/A	N/A
End of period	$14.22	$13	$11.49	$11.92	$11.26	$10.71	$10.93	$10.27	N/A	N/A
Accumulation units outstanding at the end of period	202,243	150,546	83,518	177,661	90,619	63,392	88,400	11,223	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.8	$13.81	$14.28	$14	$13.46	$14.05	$13.75	$15.30	N/A	N/A
End of period	$16.32	$14.8	$13.81	$14.28	$14	$13.46	$14.05	$13.75	N/A	N/A
Accumulation units outstanding at the end of period	131,996	99,465	96,332	53,506	58,334	65,315	78,584	52,531	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$12.24	$11.44	$11.68	$11.48	$10.61	$10.86	$10.96	$10.62	N/A	N/A
End of period	$12.16	$12.24	$11.44	$11.68	$11.48	$10.61	$10.86	$10.96	N/A	N/A
Accumulation units outstanding at the end of period	398,661	725,966	845,160	923,088	659,727	460,291	646,305	842,316	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$24.79	$21.88	$23.36	$21.97	$18.98	$20.61	$20.81	$19.45	N/A	N/A
End of period	$25.78	$24.79	$21.88	$23.36	$21.97	$18.98	$20.61	$20.81	N/A	N/A
Accumulation units outstanding at the end of period	200,269	265,352	149,166	196,080	133,487	146,248	153,888	1,145,583	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$18.28	$16.79	$17.19	$16.67	$15.94	N/A	N/A	N/A	N/A	N/A
End of period	$19.86	$18.28	$16.79	$17.19	$16.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	113,363	53,864	60,254	58,482	52,022	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$21.51	$18.77	$22.03	$18.07	$16.67	$16.06	$15.73	N/A	N/A	N/A
End of period	$22.22	$21.51	$18.77	$22.03	$18.07	$16.67	$16.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,154	21,204	22,835	38,766	27,736	33,367	15,212	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$16.21	$14.31	$16.98	$13.87	$14.29	$14.73	$15.42	N/A	N/A	N/A
End of period	$15.88	$16.21	$14.31	$16.98	$13.87	$14.29	$14.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,111	38,319	57,089	65,284	50,546	62,183	51,531	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$17.19	$15.3	$20.08	$20.76	$15.62	$16.63	$16.25	N/A	N/A	N/A
End of period	$18.47	$17.19	$15.3	$20.08	$20.76	$15.62	$16.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,974	31,840	21,155	47,520	73,599	33,102	54,344	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$23.99	$20.29	$22.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.09	$23.99	$20.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,944	6,773	6,650	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Balanced Division
Accumulation unit value:
Beginning of period	$12.79	$10.51	$11.42	$9.99	$9.8	$10.38	N/A	N/A	N/A	N/A
End of period	$14.16	$12.79	$10.51	$11.42	$9.99	$9.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	552,707	568,921	593,444	241,029	337,804	808,311	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$17.7	$14.43	$14.53	$12.8	$12.01	$11.62	$10.51	N/A	N/A	N/A
End of period	$20.57	$17.7	$14.43	$14.53	$12.80	$12.01	$11.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,119,935	1,810,002	1,400,133	1,356,179	843,839	750,415	353,595	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$98.28	$75.77	$77.72	$58.8	$58.62	$53.54	$49.80	N/A	N/A	N/A
End of period	$133.25	$98.28	$75.77	$77.72	$58.8	$58.62	$53.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108,410	124,167	132,261	121,718	77,436	75,596	36,732	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.95	$10.64	$10.64	$10.64	$10.6	$10.68	$10.76	$10.87	N/A	N/A
End of period	$11.26	$10.95	$10.64	$10.64	$10.64	$10.60	$10.68	$10.76	N/A	N/A
Accumulation units outstanding at the end of period	1,434,505	715,732	734,638	834,588	935,799	1,206,633	1,150,462	456,893	N/A	N/A

JNL/T. Rowe Price U.S. High Yield Division
Accumulation unit value:
Beginning of period	$11.45	$10.5	$10.85	$10.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.71	$11.45	$10.5	$10.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	225,927	54,126	—	994	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$36.91	$29.59	$33.09	$28.18	$25.71	$26.48	$23.64	$17.43	N/A	N/A
End of period	$40.25	$36.91	$29.59	$33.09	$28.18	$25.71	$26.48	$23.64	N/A	N/A
Accumulation units outstanding at the end of period	156,761	145,594	143,294	147,019	93,422	169,025	181,126	165,956	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$13.09	$10.52	$10.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.12	$13.09	$10.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,552	79,661	116,507	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$12.03	$9.83	$11.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	$12.03	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	56,803	49,431	33,855	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$10.62	$9.98	$9.9	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.09	$10.62	$9.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,248	12,647	15,117	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.58	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.01	$11.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,466	1,272	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$11.59	$8.98	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.96	$11.59	$8.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	144,113	70,985	163,245	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.54	$8.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.55	$10.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,731	17,868	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.02	$9.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.95	$11.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,553	116,623	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.29	$9.57	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$11.29	$9.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	156,166	—	102,331	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$12.33	$9.79	$10.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.92	$12.33	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,838	—	9,756	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$12.83	$9.97	$11.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.25	$12.83	$9.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74,769	189,000	6,144	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$16.93	$12.63	$13.86	$10.65	$10.75	$10.27	$10.49	N/A	N/A	N/A
End of period	$22.1	$16.93	$12.63	$13.86	$10.65	$10.75	$10.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65,057	29,975	30,206	31,537	-	-	38,947	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$11.46	$10.36	$9.99	$9.56	$9.42	N/A	N/A	N/A	N/A	N/A
End of period	$12.05	$11.46	$10.36	$9.99	$9.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,734	55,806	24,774	24,774	21,275	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$58.72	$48.88	$51.17	$45.99	$41.95	$42.81	$39.40	N/A	N/A	N/A
End of period	$62.91	$58.72	$48.88	$51.17	$45.99	$41.95	$42.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	368,678	367,182	333,047	328,058	192,395	143,448	78,116	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.63	$12.58	$12.58	$12.70	$12.84	$12.98	$13.12	$13.27	N/A	N/A
End of period	$12.52	$12.63	$12.58	$12.58	$12.70	$12.84	$12.98	$13.12	N/A	N/A
Accumulation units outstanding at the end of period	1,354,308	887,938	1,846,494	1,371,263	1,417,896	988,744	720,778	1,026,867	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$9.57	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.29	$9.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	102,331	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$9.79	$10.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.33	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	9,756	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$9.97	$11.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.83	$9.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	189,000	6,144	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$12.63	$13.86	$10.65	$10.75	$10.27	$10.49	N/A	N/A	N/A	N/A
End of period	$16.93	$12.63	$13.86	$10.65	$10.75	$10.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,975	30,206	31,537	—	—	38,947	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$10.36	$9.99	$9.56	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.46	$10.36	$9.99	$9.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,806	24,774	24,774	21,275	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$48.88	$51.17	$45.99	$41.95	$42.81	$39.40	N/A	N/A	N/A	N/A
End of period	$58.72	$48.88	$51.17	$45.99	$41.95	$42.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	367,182	333,047	328,058	192,395	143,448	78,116	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.58	$12.58	$12.70	$12.84	$12.98	$13.12	$13.27	N/A	N/A	N/A
End of period	$12.63	$12.58	$12.58	$12.70	$12.84	$12.98	$13.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	887,938	1,846,494	1,371,263	1,417,896	988,744	720,778	1,026,867	N/A	N/A	N/A

APPENDIX A: FINANCIAL STATEMENTS

The financial statements for Depositor (Jackson National Life Insurance Company) and Registrant (Jackson National Separate Account - I) are incorporated herein by reference to Registrant’s N-VPFS filing, filed on April 16, 2021 (File No. 811-08664).
A-1

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

    (1) Financial statements and schedules included in Part A:

Not Applicable.

    (2) Financial statements and schedules incorporated by reference in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2020
Statements of Operations for the period ended December 31, 2020
Statements of Changes in Net Assets for the periods ended December 31, 2020 and 2019
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2020 and 2019
Consolidated Income Statements for the years ended December 31, 2020, 2019, and 2018
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2020, 2019, and 2018
Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019, and 2018
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.    Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.    Not Applicable.

3.

a.Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

c.Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

d.    Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

e.    Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.Specimen of Individual Deferred Variable and Fixed Annuity Contract, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 20, 2011 (File Nos. 333-176619 and 811-08664).

b.Specimen of Individual Deferred Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on September 1, 2011 (File Nos. 333-176619 and 811-08664).
c.Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

g.Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

h.Form of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

i.Form of Individual Retirement Annuity Endorsement (ICC13 7715), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

j.Form of Roth Individual Retirement Annuity Endorsement (ICC13 7716), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

k.Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

l.Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

m.Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

n.Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

5.

a.    Form of Variable and Fixed Annuity Application (V650 03/12), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 20, 2011 (File Nos. 333-176619 and 811-08664).

b.    Form of Variable and Fixed Annuity Application (V650 03/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No 1, filed on April 25, 2012 (File Nos. 333-176619 and 811-08664).

c.    Form of Variable and Fixed Annuity Application (V650 09/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on August 27, 2012 (File Nos. 333-176619 and 811-08664).

o.Form of Variable and Fixed Annuity Application (V650 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3, filed on April 24, 2013 (File Nos. 333-176619 and 811-08664).

e.    Form of Variable and Fixed Annuity Application (V650 09/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on September 12, 2013 (File Nos. 333-176619 and 811-08664).

f.    Form of Variable and Fixed Annuity Application (V650 04/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on January 15, 2014 (File Nos. 333-176619 and 811-08664).

g.    Form of Variable and Fixed Annuity Application (V650 09/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

h.    Form of Variable and Fixed Annuity Application (V650 04/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10, filed on April 20, 2015 (File Nos. 333-176619 and 811-08664).

i.    Form of Variable and Fixed Annuity Application (V650 09/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 11, filed on September 24, 2015 (File Nos. 333-176619 and 811-08664).

j.    Form of Variable and Fixed Annuity Application (V650 04/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 18, 2016 (File Nos. 333-176619 and 811-08664).

k.    Form of Variable and Fixed Annuity Application (V650 09/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 15, 2016 (File Nos. 333-176619 and 811-08664).

l.    Form of Variable and Fixed Annuity Application (V650 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 14, filed on April 18, 2017 (File Nos. 333-176619 and 811-08664).

m.    Form of Variable and Fixed Annuity Application (V650 09/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on September 19, 2017 (File Nos. 333-176619 and 811-08664).

n.    Form of Variable and Fixed Annuity Application (V650 08/18), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 17, filed on August 7, 2018 (File Nos. 333-176619 and 811-08664).

o.    Form of Variable and Fixed Annuity Application (V650 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on June 18, 2019 (File Nos. 333-177619 and 811-08664).

6.

a.Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.    Not Applicable.

8.    Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9    Opinion and Consent of Counsel, attached hereto.

10.    Consent of Independent Registered Public Accounting Firm, attached hereto.

11.    Not Applicable.

12.    Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

Edward R. Morrissey 1 Corporate Way Lansing, MI 48951	Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Executive Officer and President

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, and Appointed Actuary

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Operating Officer

Aimee R. DeCamillo 300 Innovation Drive Franklin, TN 37067	Executive Vice President and Chief Commercial Officer

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Executive Vice President and General Counsel and Secretary

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President and Chief Risk Officer

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Actuary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President and Treasurer

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Senior Vice President, Controller, and Chief Accounting Officer

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Senior Vice President and Deputy General Counsel

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Group Chief Information Security Officer, and Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Audit Executive

Elizabeth Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Robert Boles 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Maggie C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Courtney A. Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President and Deputy General Counsel

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Brian R. Sward 300 Innovation Drive Franklin, TN 37067	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Jackson Financial Inc., and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 29 of the initial registration filing on Form N-4, filed on January 22, 2021 (File Nos. 333-235565 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2021

Elite Access Contracts:

Qualified - 55,217
Non-Qualified - 64,294

Item 28. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Laura L. Prieskorn 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Aimee DeCamillo 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer, and Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Executive Vice President

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Compliance Officer

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Carroll 1 Corporate Way Lansing, MI 48951	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of April, 2021.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield
Assistant Vice President

Jackson National Life Insurance Company
(Depositor)

By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield
Assistant Vice President

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 21, 2021
Laura L. Prieskorn, Chief Executive Officer, President and Director

*	April 21, 2021
Marcia Wadsten, Executive Vice President, Chief Financial Officer, Appointed Actuary and Director

*	April 21, 2021
Bradley O. Harris, Executive Vice President, Chief Risk Officer and Director

*	April 21, 2021
Michael A. Costello, Senior Vice President and Treasurer

*	April 21, 2021
Morten N. Friis, Director

*	April 21, 2021
Dennis J. Manning, Chairman and Director

*	April 21, 2021
Edward R. Morrissey, Director

* By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (Jackson), a Michigan corporation, hereby appoint Laura L. Prieskorn, Marcia Wadsten, Susan S. Rhee, Scott J. Golde, and Christine Benefield (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, 333-235567, and 333-252333), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), Jackson National Separate Account V (File No. 333-70697), and Jackson National Life Insurance Company (Jackson Market Link Pro, and Jackson Market Link Pro Advisory), as well as any future separate account(s) and/or future file number(s) that Jackson establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 12th day of February, 2021.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer

/s/ MARCIA WADSTEN
Marcia Wadsten, Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ EDWARD R. MORRISSEY
Edward R. Morrissey, Director

EXHIBIT LIST

Exhibit No.    Description

9.    Opinion and Consent of Counsel.

10.    Consent of Independent Registered Public Accounting Firm.